UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22655

Grandeur Peak Global Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

CT Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Grandeur Peak Emerging Markets Opportunities Fund

Institutional Class (GPEIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$147	1.52%

How did the Fund perform during the reporting period?

The Grandeur Peak Emerging Markets Opportunities Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -6.14% return. The Fund underperformed the MSCI Emerging Markets SMID Cap Index, which posted a +3.76% return. The negative return and underperformance compared to the benchmark is mainly attributed to underperformance in technology and financial stocks from a sector perspective. From a country perspective, the underperformance was due to an underweight and underperformance in Chinese stocks, plus underperformance in Brazilian stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$159,811,796
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,851,908
Portfolio Turnover	25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Emerging Markets - Institutional
MSCI Emerging Markets IMI Index
MSCI Emerging Markets SMID Cap Index
$20,000
$15,000
$10,000
$5,000
$0
$14,027
$13,692
$12,713
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Emerging Markets - Institutional	MSCI Emerging Markets IMI Index	MSCI Emerging Markets SMID Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$8,856	$8,244	$8,374
Apr-2017	$10,488	$9,763	$9,519
Apr-2018	$11,876	$11,823	$11,257
Apr-2019	$10,887	$11,132	$10,170
Apr-2020	$10,231	$9,709	$8,259
Apr-2021	$16,400	$14,680	$13,419
Apr-2022	$13,804	$12,206	$12,236
Apr-2023	$13,205	$11,425	$11,723
Apr-2024	$13,545	$12,739	$13,518
Apr-2025	$12,713	$13,692	$14,027

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Emerging Markets - Institutional	-6.14%	4.44%	2.43%
MSCI Emerging Markets IMI Index	7.49%	7.12%	3.19%
MSCI Emerging Markets SMID Cap Index	3.76%	11.17%	3.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology Hardware 13.8%
Retail - Consumer Staples 8.1%
Banking 6.9%
Automotive 5.9%
Technology Services 5.1%
Semiconductors 5.1%
Retail - Discretionary 4.8%
Food 4.7%
Household Products 4.6%
Commercial Support Services 4.6%
Chemicals 3.7%
Specialty Finance 3.0%
Wholesale - Discretionary 2.8%
Internet Media & Services 2.6%
Biotech & Pharma 2.4%
Other Industries 21.5%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	21.5%
Biotech & Pharma	2.4%
Internet Media & Services	2.6%
Wholesale - Discretionary	2.8%
Specialty Finance	3.0%
Chemicals	3.7%
Commercial Support Services	4.6%
Household Products	4.6%
Food	4.7%
Retail - Discretionary	4.8%
Semiconductors	5.1%
Technology Services	5.1%
Automotive	5.9%
Banking	6.9%
Retail - Consumer Staples	8.1%
Technology Hardware	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.4%
Communications	4.2%
Materials	5.0%
Health Care	5.7%
Industrials	9.3%
Financials	12.6%
Consumer Discretionary	17.7%
Consumer Staples	18.5%
Technology	25.2%

Country Weighting (% of net assets)

India
17.6%
China
14.0%
Taiwan
11.7%
South Korea
8.2%
Mexico
8.2%
Poland
5.8%
Indonesia
5.7%
Brazil
5.6%
Vietnam
4.7%
Singapore
4.2%
Other Countries
13.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Countries	13.9%
Singapore	4.2%
Vietnam	4.7%
Brazil	5.6%
Indonesia	5.7%
Poland	5.8%
Mexico	8.2%
South Korea	8.2%
Taiwan	11.7%
China	14.0%
India	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.6%
Sporton International, Inc.	2.7%
Gulf Oil Lubricants India Ltd.	2.4%
Dino Polska SA	2.3%
SJS Enterprises Ltd	2.3%
Sinbon Electronics Co., Limited	2.1%
Regional SAB de cv	2.1%
Sarantis SA	2.1%
iFast Corporation	1.9%
Plover Bay Tech	1.8%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold, and Juliette Douglas was added as a portfolio manager of the Fund.  Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPEIX

Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class  (GPEIX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Emerging Markets Opportunities Fund

Investor Class (GPEOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.77%

How did the Fund perform during the reporting period?

The Grandeur Peak Emerging Markets Opportunities Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -6.35% return. The Fund underperformed the MSCI Emerging Markets SMID Cap Index, which posted a +3.76% return. The negative return and underperformance compared to the benchmark is mainly attributed to underperformance in technology and financial stocks from a sector perspective. From a country perspective, the underperformance was due to an underweight and underperformance in Chinese stocks, plus underperformance in Brazilian stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$159,811,796
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,851,908
Portfolio Turnover	25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Emerging Markets - Investor
MSCI Emerging Markets IMI Index
MSCI Emerging Markets SMID Cap Index
$20,000
$15,000
$10,000
$5,000
$0
$14,027
$13,692
$12,423
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Emerging Markets - Investor	MSCI Emerging Markets IMI Index	MSCI Emerging Markets SMID Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$8,838	$8,244	$8,374
Apr-2017	$10,436	$9,763	$9,519
Apr-2018	$11,791	$11,823	$11,257
Apr-2019	$10,792	$11,132	$10,170
Apr-2020	$10,113	$9,709	$8,259
Apr-2021	$16,173	$14,680	$13,419
Apr-2022	$13,584	$12,206	$12,236
Apr-2023	$12,967	$11,425	$11,723
Apr-2024	$13,265	$12,739	$13,518
Apr-2025	$12,423	$13,692	$14,027

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Emerging Markets - Investor	-6.35%	4.20%	2.19%
MSCI Emerging Markets IMI Index	7.49%	7.12%	3.19%
MSCI Emerging Markets SMID Cap Index	3.76%	11.17%	3.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	21.5%
Biotech & Pharma	2.4%
Internet Media & Services	2.6%
Wholesale - Discretionary	2.8%
Specialty Finance	3.0%
Chemicals	3.7%
Commercial Support Services	4.6%
Household Products	4.6%
Food	4.7%
Retail - Discretionary	4.8%
Semiconductors	5.1%
Technology Services	5.1%
Automotive	5.9%
Banking	6.9%
Retail - Consumer Staples	8.1%
Technology Hardware	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.4%
Communications	4.2%
Materials	5.0%
Health Care	5.7%
Industrials	9.3%
Financials	12.6%
Consumer Discretionary	17.7%
Consumer Staples	18.5%
Technology	25.2%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Countries	13.9%
Singapore	4.2%
Vietnam	4.7%
Brazil	5.6%
Indonesia	5.7%
Poland	5.8%
Mexico	8.2%
South Korea	8.2%
Taiwan	11.7%
China	14.0%
India	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.6%
Sporton International, Inc.	2.7%
Gulf Oil Lubricants India Ltd.	2.4%
Dino Polska SA	2.3%
SJS Enterprises Ltd	2.3%
Sinbon Electronics Co., Limited	2.1%
Regional SAB de cv	2.1%
Sarantis SA	2.1%
iFast Corporation	1.9%
Plover Bay Tech	1.8%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold, and Juliette Douglas was added as a portfolio manager of the Fund.  Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPEOX

Grandeur Peak Emerging Markets Opportunities Fund - Investor Class (GPEOX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Contrarian Fund

Institutional Class (GPGCX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.19%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Contrarian Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +16.29% return. The Fund outperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return. The positive return and outperformance compared to the benchmark is attributed to strong returns in financial and industrial stocks from a sector perspective. From a country perspective, the fund’s overweight and outperformance in Japan was the largest contributor, followed by excess performance in Hong Kong and UK stocks. Comparing the Fund to the benchmark stylistically, the Fund benefited from the tailwind of value outperforming growth.

Fund Statistics

Net Assets	$135,180,039
Number of Portfolio Holdings	90
Advisory Fee	$1,546,664
Portfolio Turnover	76%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Contrarian - Institutional
MSCI ACWI ex US Small Cap Index
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$20,000
$15,000
$10,000
$5,000
$0
$19,951
$17,004
$14,467
$14,343
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Contrarian - Institutional	MSCI ACWI ex US Small Cap Index	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Apr-2020	$8,804	$8,782	$9,291	$8,554
Apr-2021	$15,716	$13,908	$13,761	$14,285
Apr-2022	$14,693	$12,443	$12,906	$12,651
Apr-2023	$14,755	$12,098	$13,106	$12,363
Apr-2024	$17,156	$13,252	$15,310	$13,799
Apr-2025	$19,951	$14,343	$17,004	$14,467

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 17, 2019)
Grandeur Peak Global Contrarian - Institutional	16.29%	17.78%	13.08%
MSCI ACWI ex US Small Cap Index	8.23%	10.31%	6.63%
MSCI ACWI IMI Index	11.07%	12.85%	9.91%
MSCI ACWI Small Cap Index	4.84%	11.08%	6.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Asset Management 13.2%
Retail - Consumer Staples 9.9%
Commercial Support Services 6.8%
Technology Services 5.6%
Health Care Facilities & Services 4.2%
Medical Equipment & Devices 4.0%
Technology Hardware 4.0%
Specialty Finance 3.8%
Banking 3.5%
E-Commerce Discretionary 3.4%
Wholesale - Discretionary 3.1%
Semiconductors 3.0%
Machinery 3.0%
Wholesale - Consumer Staples 2.7%
Retail - Discretionary 2.7%
Other Industries 26.5%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	26.5%
Retail - Discretionary	2.7%
Wholesale - Consumer Staples	2.7%
Machinery	3.0%
Semiconductors	3.0%
Wholesale - Discretionary	3.1%
E-Commerce Discretionary	3.4%
Banking	3.5%
Specialty Finance	3.8%
Technology Hardware	4.0%
Medical Equipment & Devices	4.0%
Health Care Facilities & Services	4.2%
Technology Services	5.6%
Commercial Support Services	6.8%
Retail - Consumer Staples	9.9%
Asset Management	13.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.3%
Utilities	1.3%
Materials	4.4%
Health Care	10.3%
Consumer Staples	12.6%
Technology	14.0%
Consumer Discretionary	15.4%
Industrials	16.5%
Financials	23.6%

Country Weighting (% of net assets)

United States
25.1%
United Kingdom
15.8%
Japan
15.8%
Australia
6.0%
China
4.3%
Vietnam
3.3%
Brazil
3.3%
Mexico
3.0%
Sweden
2.1%
Belgium
2.1%
Other Countries
18.5%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	18.5%
Belgium	2.1%
Sweden	2.1%
Mexico	3.0%
Brazil	3.3%
Vietnam	3.3%
China	4.3%
Australia	6.0%
Japan	15.8%
United Kingdom	15.8%
United States	25.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Rise Consulting Group Inc	3.2%
Marex Group PLC	2.4%
Petershill Partners PLC	2.3%
P10 Inc	2.2%
CVS Group plc	2.0%
Grocery Outlet Holding Corporation	2.0%
Dollar General Corporation	2.0%
Riverstone Holdings Ltd.	1.8%
Arizona Sonoran Copper Company, Inc.	1.8%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPGCX

Grandeur Peak Global Contrarian Fund - Institutional Class  (GPGCX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Explorer Fund

Institutional Class (GPGEX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Explorer Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +4.47% return. The Fund slightly underperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return.  The positive return is mainly attributed to strong performance in financial and industrial stocks from a sector perspective, and Japanese stocks from a country perspective.  The underperformance compared to the benchmark is attributed to a large underweight and underperformance in US stocks. An overweight and underperformance to Chinese stocks was another drag on relative performance. Other detractors were overweights and underperformance in technology and consumer discretionary stocks.  Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$11,525,944
Number of Portfolio Holdings	261
Advisory Fee (net of waivers)	$39,112
Portfolio Turnover	50%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Explorer - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$11,710
$10,273
$8,021
Dec-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Explorer - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Dec-2021	$10,000	$10,000	$10,000
Apr-2022	$7,800	$8,887	$8,983
Apr-2023	$7,379	$9,025	$8,779
Apr-2024	$7,678	$10,543	$9,799
Apr-2025	$8,021	$11,710	$10,273

Average Annual Total Returns

	1 Year	Since Inception (December 16, 2021)
Grandeur Peak Global Explorer - Institutional	4.47%	-6.33%
MSCI ACWI IMI Index	11.07%	4.79%
MSCI ACWI Small Cap Index	4.84%	0.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software
10.8%
Technology Services
9.2%
Asset Management
8.0%
Commercial Support Services
7.1%
Medical Equipment & Devices
5.5%
Technology Hardware
5.0%
Retail - Consumer Staples
4.8%
Health Care Facilities & Services
4.3%
Retail - Discretionary
4.3%
Electrical Equipment
3.3%
Semiconductors
2.9%
Biotech & Pharma
2.9%
Industrial Support Services
2.7%
Internet Media & Services
2.5%
Automotive
2.3%
Other Industries
24.2%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Industries	24.2%
Automotive	2.3%
Internet Media & Services	2.5%
Industrial Support Services	2.7%
Biotech & Pharma	2.9%
Semiconductors	2.9%
Electrical Equipment	3.3%
Retail - Discretionary	4.3%
Health Care Facilities & Services	4.3%
Retail - Consumer Staples	4.8%
Technology Hardware	5.0%
Medical Equipment & Devices	5.5%
Commercial Support Services	7.1%
Asset Management	8.0%
Technology Services	9.2%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.4%
Real Estate	0.9%
Materials	2.3%
Communications	3.4%
Consumer Staples	8.4%
Consumer Discretionary	12.0%
Health Care	12.7%
Financials	15.3%
Industrials	16.5%
Technology	27.9%

Country Weighting (% of net assets)

United States
26.2%
Japan
14.2%
United Kingdom
13.1%
India
5.1%
China
4.3%
Sweden
3.4%
Australia
3.2%
Germany
2.5%
Taiwan
2.3%
Mexico
2.1%
Other Countries
23.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	23.4%
Mexico	2.1%
Taiwan	2.3%
Germany	2.5%
Australia	3.2%
Sweden	3.4%
China	4.3%
India	5.1%
United Kingdom	13.1%
Japan	14.2%
United States	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Visional Inc	1.2%
B & M European Value Retail SA	1.0%
Japan Elevator Service Holdings Company Ltd.	1.0%
JTC plc	1.0%
Silergy Corp	1.0%
Virbac SA	1.0%
ULS Group Inc	0.9%
Lululemon Athletica, Inc.	0.8%
Dermapharm Holding SE	0.8%
Hartadinata Abadi Tbk PT	0.8%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPGEX

Grandeur Peak Global Explorer Fund - Institutional Class  (GPGEX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Micro Cap Fund

Institutional Class (GPMCX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$209	2.00%

How did the Fund perform during the reporting period?

The Grandeur Peak Micro Cap Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +10.16% return. The fund slightly outperformed the MSCI World Micro Cap Index, which posted a +9.98% return.  The positive return is mainly attributed to strong performance in technology and financial stocks from a sector perspective, and Japanese stocks from a country perspective, followed by US holdings. The slight outperformance compared to the benchmark is attributed to an overweight and outperformance in health care, followed by outperformance in consumer discretionary stocks. Geographically, outperformance was driven by stocks in Canada and Hong Kong. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$44,953,568
Number of Portfolio Holdings	114
Advisory Fee (net of recoupments)	$670,469
Portfolio Turnover	33%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global MicroCap - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
MSCI World Micro Cap Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,732
$21,680
$19,462
$17,896
Oct-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global MicroCap - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index	MSCI World Micro Cap Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,380	$10,055	$10,146	$10,327
Apr-2017	$12,125	$11,603	$11,882	$12,118
Apr-2018	$14,268	$13,259	$13,657	$14,397
Apr-2019	$13,173	$13,827	$13,554	$13,078
Apr-2020	$12,960	$12,967	$11,508	$11,234
Apr-2021	$26,234	$19,205	$19,218	$20,268
Apr-2022	$19,887	$18,012	$17,019	$17,231
Apr-2023	$18,326	$18,292	$16,632	$15,740
Apr-2024	$19,681	$21,367	$18,563	$16,273
Apr-2025	$21,680	$23,732	$19,462	$17,896

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 20, 2015)
Grandeur Peak Global MicroCap - Institutional	10.16%	10.84%	8.46%
MSCI ACWI IMI Index	11.07%	12.85%	9.49%
MSCI ACWI Small Cap Index	4.84%	11.08%	7.24%
MSCI World Micro Cap Index	9.98%	9.76%	6.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Commercial Support Services 11.4%
Health Care Facilities & Services 10.4%
Software 10.3%
Technology Services 8.8%
Asset Management 6.5%
Medical Equipment & Devices 5.0%
Internet Media & Services 4.3%
E-Commerce Discretionary 3.9%
Retail - Discretionary 3.8%
Technology Hardware 2.8%
Automotive 2.8%
Food 2.7%
Chemicals 2.2%
Banking 2.2%
Household Products 1.9%
Other Industries 18.6%
Other Assets in Excess of Liabilities 2.4%

Value	Value
Other Assets in Excess of Liabilities	2.4%
Other Industries	18.6%
Household Products	1.9%
Banking	2.2%
Chemicals	2.2%
Food	2.7%
Automotive	2.8%
Technology Hardware	2.8%
Retail - Discretionary	3.8%
E-Commerce Discretionary	3.9%
Internet Media & Services	4.3%
Medical Equipment & Devices	5.0%
Asset Management	6.5%
Technology Services	8.8%
Software	10.3%
Health Care Facilities & Services	10.4%
Commercial Support Services	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Utilities	0.5%
Energy	0.7%
Real Estate	1.0%
Materials	3.7%
Communications	4.6%
Consumer Staples	5.6%
Financials	10.7%
Consumer Discretionary	14.7%
Industrials	16.2%
Health Care	17.1%
Technology	22.8%

Country Weighting (% of net assets)

Japan
24.2%
United States
19.2%
United Kingdom
12.8%
Australia
6.9%
Sweden
6.6%
India
5.8%
Greece
2.4%
France
2.3%
Taiwan
2.0%
Indonesia
1.8%
Other Countries
13.6%
Other Assets in Excess of Liabilities
2.4%

Value	Value
Other Assets in Excess of Liabilities	2.4%
Other Countries	13.6%
Indonesia	1.8%
Taiwan	2.0%
France	2.3%
Greece	2.4%
India	5.8%
Sweden	6.6%
Australia	6.9%
United Kingdom	12.8%
United States	19.2%
Japan	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pennant Group, Inc. (The)	3.3%
ULS Group Inc	2.5%
Kogan.com Ltd	2.3%
Fiducian Group Ltd	2.2%
CVS Group plc	2.1%
Barrett Business Services, Inc.	2.1%
Bengo4.com Inc	2.0%
Elixirr International PLC	2.0%
System Support, Inc.	2.0%
Sun* Inc	2.0%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPMCX

Grandeur Peak Global Micro Cap Fund - Institutional Class  (GPMCX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Opportunities Fund

Institutional Class (GPGIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.30%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Opportunities Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -1.40% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return. The negative return and underperformance compared to the benchmark is mainly attributed to underperformance in technology, financial, and consumer discretionary stocks from a sector perspective. From a country perspective, the underperformance was due to an underweight and underperformance in US stocks, plus underperformance in UK stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$457,091,747
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$6,585,105
Portfolio Turnover	44%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Opportunities - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,316
$18,408
$17,478
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Opportunities - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,488	$9,455	$9,597
Apr-2017	$11,178	$10,911	$11,238
Apr-2018	$13,259	$12,468	$12,917
Apr-2019	$13,015	$13,002	$12,820
Apr-2020	$12,831	$12,194	$10,885
Apr-2021	$23,537	$18,060	$18,177
Apr-2022	$18,995	$16,938	$16,097
Apr-2023	$17,906	$17,201	$15,731
Apr-2024	$17,725	$20,092	$17,558
Apr-2025	$17,478	$22,316	$18,408

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Global Opportunities - Institutional	-1.40%	6.38%	5.74%
MSCI ACWI IMI Index	11.07%	12.85%	8.36%
MSCI ACWI Small Cap Index	4.84%	11.08%	6.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology Services 9.4%
Asset Management 9.1%
Retail - Consumer Staples 6.7%
Commercial Support Services 5.9%
Health Care Facilities & Services 5.6%
Electrical Equipment 5.6%
Biotech & Pharma 5.2%
Technology Hardware 4.9%
Industrial Support Services 4.6%
Software 4.6%
Medical Equipment & Devices 4.2%
Semiconductors 4.1%
Retail - Discretionary 3.5%
Machinery 3.5%
Banking 2.9%
Other Industries 19.3%
Other Assets in Excess of Liabilities 0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	19.3%
Banking	2.9%
Machinery	3.5%
Retail - Discretionary	3.5%
Semiconductors	4.1%
Medical Equipment & Devices	4.2%
Software	4.6%
Industrial Support Services	4.6%
Technology Hardware	4.9%
Biotech & Pharma	5.2%
Electrical Equipment	5.6%
Health Care Facilities & Services	5.6%
Commercial Support Services	5.9%
Retail - Consumer Staples	6.7%
Asset Management	9.1%
Technology Services	9.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Energy	0.6%
Materials	1.1%
Communications	3.0%
Consumer Staples	9.2%
Consumer Discretionary	9.8%
Financials	14.8%
Health Care	15.0%
Industrials	22.2%
Technology	23.0%

Country Weighting (% of net assets)

United States
24.9%
United Kingdom
19.3%
Japan
13.2%
Sweden
5.1%
France
4.7%
Italy
2.9%
India
2.4%
Germany
2.4%
China
2.2%
Belgium
2.1%
Other Countries
19.9%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Countries	19.9%
Belgium	2.1%
China	2.2%
Germany	2.4%
India	2.4%
Italy	2.9%
France	4.7%
Sweden	5.1%
Japan	13.2%
United Kingdom	19.3%
United States	24.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Virbac SA	2.8%
Littelfuse, Inc.	2.2%
Diploma plc	2.1%
Volution Group PLC	1.9%
CVS Group plc	1.9%
Visional Inc	1.8%
BayCurrent Consulting, Inc.	1.7%
JTC plc	1.6%
Silergy Corp	1.5%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPGIX

Grandeur Peak Global Opportunities Fund - Institutional Class  (GPGIX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Opportunities Fund

Investor Class (GPGOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.55%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Opportunities Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -2.08% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return. The negative return and underperformance compared to the benchmark is mainly attributed to underperformance in technology, financial, and consumer discretionary stocks from a sector perspective. From a country perspective, the underperformance was due to an underweight and underperformance in US stocks, plus underperformance in UK stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$457,091,747
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$6,585,105
Portfolio Turnover	44%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Opportunities - Investor
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,316
$18,408
$17,045
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Opportunities - Investor	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,497	$9,455	$9,597
Apr-2017	$11,120	$10,911	$11,238
Apr-2018	$13,167	$12,468	$12,917
Apr-2019	$12,926	$13,002	$12,820
Apr-2020	$12,702	$12,194	$10,885
Apr-2021	$23,237	$18,060	$18,177
Apr-2022	$18,708	$16,938	$16,097
Apr-2023	$17,587	$17,201	$15,731
Apr-2024	$17,406	$20,092	$17,558
Apr-2025	$17,045	$22,316	$18,408

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Global Opportunities - Investor	-2.08%	6.06%	5.48%
MSCI ACWI IMI Index	11.07%	12.85%	8.36%
MSCI ACWI Small Cap Index	4.84%	11.08%	6.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	19.3%
Banking	2.9%
Machinery	3.5%
Retail - Discretionary	3.5%
Semiconductors	4.1%
Medical Equipment & Devices	4.2%
Software	4.6%
Industrial Support Services	4.6%
Technology Hardware	4.9%
Biotech & Pharma	5.2%
Electrical Equipment	5.6%
Health Care Facilities & Services	5.6%
Commercial Support Services	5.9%
Retail - Consumer Staples	6.7%
Asset Management	9.1%
Technology Services	9.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Energy	0.6%
Materials	1.1%
Communications	3.0%
Consumer Staples	9.2%
Consumer Discretionary	9.8%
Financials	14.8%
Health Care	15.0%
Industrials	22.2%
Technology	23.0%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Countries	19.9%
Belgium	2.1%
China	2.2%
Germany	2.4%
India	2.4%
Italy	2.9%
France	4.7%
Sweden	5.1%
Japan	13.2%
United Kingdom	19.3%
United States	24.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Virbac SA	2.8%
Littelfuse, Inc.	2.2%
Diploma plc	2.1%
Volution Group PLC	1.9%
CVS Group plc	1.9%
Visional Inc	1.8%
BayCurrent Consulting, Inc.	1.7%
JTC plc	1.6%
Silergy Corp	1.5%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPGOX

Grandeur Peak Global Opportunities Fund - Investor Class (GPGOX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Reach Fund

Institutional Class (GPRIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Reach Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +4.27% return. The Fund slightly underperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return. The positive return is mainly attributed to strong performance in financial and industrial stocks from a sector perspective, and Japanese stocks from a country perspective.  The underperformance compared to the benchmark is attributed to a large underweight and underperformance in US stocks. Other detractors were overweights and underperformance in technology and consumer discretionary stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$122,135,415
Number of Portfolio Holdings	264
Advisory Fee (net of waivers)	$1,944,805
Portfolio Turnover	58%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Reach - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,316
$18,408
$17,868
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Reach - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,382	$9,455	$9,597
Apr-2017	$11,104	$10,911	$11,238
Apr-2018	$13,178	$12,468	$12,917
Apr-2019	$13,003	$13,002	$12,820
Apr-2020	$12,600	$12,194	$10,885
Apr-2021	$22,405	$18,060	$18,177
Apr-2022	$17,925	$16,938	$16,097
Apr-2023	$16,438	$17,201	$15,731
Apr-2024	$17,113	$20,092	$17,558
Apr-2025	$17,868	$22,316	$18,408

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Global Reach - Institutional	4.27%	7.21%	5.96%
MSCI ACWI IMI Index	11.07%	12.85%	8.36%
MSCI ACWI Small Cap Index	4.84%	11.08%	6.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software 10.8%
Asset Management 9.1%
Technology Services 6.6%
Technology Hardware 5.9%
Medical Equipment & Devices 5.7%
Commercial Support Services 5.5%
Retail - Consumer Staples 4.8%
Retail - Discretionary 3.8%
Semiconductors 3.7%
Health Care Facilities & Services 3.3%
Biotech & Pharma 3.2%
Industrial Support Services 2.9%
Specialty Finance 2.8%
Electrical Equipment 2.8%
Internet Media & Services 2.2%
Other Industries 25.4%
Other Assets in Excess of Liabilities 1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	25.4%
Internet Media & Services	2.2%
Electrical Equipment	2.8%
Specialty Finance	2.8%
Industrial Support Services	2.9%
Biotech & Pharma	3.2%
Health Care Facilities & Services	3.3%
Semiconductors	3.7%
Retail - Discretionary	3.8%
Retail - Consumer Staples	4.8%
Commercial Support Services	5.5%
Medical Equipment & Devices	5.7%
Technology Hardware	5.9%
Technology Services	6.6%
Asset Management	9.1%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Utilities	0.5%
Listed Private Equity Investments	0.6%
Real Estate	0.6%
Energy	0.7%
Materials	3.1%
Communications	3.9%
Consumer Staples	7.7%
Consumer Discretionary	9.2%
Health Care	12.2%
Industrials	15.3%
Financials	17.7%
Technology	27.0%

Country Weighting (% of net assets)

United States
26.4%
United Kingdom
14.1%
Japan
10.4%
Sweden
4.6%
India
4.2%
China
3.1%
Australia
2.9%
Italy
2.6%
South Korea
2.4%
Taiwan
2.2%
Other Countries
25.6%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Countries	25.6%
Taiwan	2.2%
South Korea	2.4%
Italy	2.6%
Australia	2.9%
China	3.1%
India	4.2%
Sweden	4.6%
Japan	10.4%
United Kingdom	14.1%
United States	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	1.7%
BayCurrent Consulting, Inc.	1.0%
Virbac SA	1.0%
Sdiptech AB	1.0%
Silergy Corp	0.9%
MA Financial Group Ltd	0.9%
Diploma plc	0.9%
Elixirr International PLC	0.9%
Tatton Asset Mgmt	0.9%
JTC plc	0.9%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser voluntarily waived 0.10% of its management fee. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPRIX

Grandeur Peak Global Reach Fund - Institutional Class  (GPRIX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Reach Fund

Investor Class (GPROX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.50%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Reach Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +4.06% return. The Fund slightly underperformed the MSCI ACWI Small Cap Index, which posted a +4.84% return. The positive return is mainly attributed to strong performance in financial and industrial stocks from a sector perspective, and Japanese stocks from a country perspective.  The underperformance compared to the benchmark is attributed to a large underweight and underperformance in US stocks. Other detractors were overweights and underperformance in technology and consumer discretionary stocks. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$122,135,415
Number of Portfolio Holdings	264
Advisory Fee (net of waivers)	$1,944,805
Portfolio Turnover	58%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Reach - Investor
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,316
$18,408
$17,442
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Reach - Investor	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,355	$9,455	$9,597
Apr-2017	$11,050	$10,911	$11,238
Apr-2018	$13,087	$12,468	$12,917
Apr-2019	$12,876	$13,002	$12,820
Apr-2020	$12,450	$12,194	$10,885
Apr-2021	$22,084	$18,060	$18,177
Apr-2022	$17,629	$16,938	$16,097
Apr-2023	$16,132	$17,201	$15,731
Apr-2024	$16,740	$20,092	$17,558
Apr-2025	$17,442	$22,316	$18,408

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak Global Reach - Investor	4.06%	6.95%	5.71%
MSCI ACWI IMI Index	11.07%	12.85%	8.36%
MSCI ACWI Small Cap Index	4.84%	11.08%	6.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	25.4%
Internet Media & Services	2.2%
Electrical Equipment	2.8%
Specialty Finance	2.8%
Industrial Support Services	2.9%
Biotech & Pharma	3.2%
Health Care Facilities & Services	3.3%
Semiconductors	3.7%
Retail - Discretionary	3.8%
Retail - Consumer Staples	4.8%
Commercial Support Services	5.5%
Medical Equipment & Devices	5.7%
Technology Hardware	5.9%
Technology Services	6.6%
Asset Management	9.1%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Utilities	0.5%
Listed Private Equity Investments	0.6%
Real Estate	0.6%
Energy	0.7%
Materials	3.1%
Communications	3.9%
Consumer Staples	7.7%
Consumer Discretionary	9.2%
Health Care	12.2%
Industrials	15.3%
Financials	17.7%
Technology	27.0%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Countries	25.6%
Taiwan	2.2%
South Korea	2.4%
Italy	2.6%
Australia	2.9%
China	3.1%
India	4.2%
Sweden	4.6%
Japan	10.4%
United Kingdom	14.1%
United States	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	1.7%
BayCurrent Consulting, Inc.	1.0%
Virbac SA	1.0%
Sdiptech AB	1.0%
Silergy Corp	0.9%
MA Financial Group Ltd	0.9%
Diploma plc	0.9%
Elixirr International PLC	0.9%
Tatton Asset Mgmt	0.9%
JTC plc	0.9%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser voluntarily waived 0.10% of its management fee. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPROX

Grandeur Peak Global Reach Fund - Investor Class (GPROX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Stalwarts Fund

Institutional Class (GGSYX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.10%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Stalwarts Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +0.97% return. The Fund underperformed the MSCI ACWI Mid Cap Index, which posted a +9.24% return. The positive return is mainly attributed to strong performance in industrial stocks from a sector perspective, and Japanese stocks from a country perspective.  The underperformance compared to the benchmark is attributed to a large underweight and underperformance in US stocks. Other detractors were overweights and underperformance in technology and consumer discretionary stocks. Underperformance in financial stocks was the other main sector detractor. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$86,058,975
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$925,760
Portfolio Turnover	79%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Stalwarts - Institutional
MSCI ACWI IMI Index
MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,958
$20,911
$20,247
$19,183
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Stalwarts - Institutional	MSCI ACWI IMI Index	MSCI ACWI Mid Cap Index	MSCI ACWI Small Cap Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,876	$10,574	$10,605	$10,556
Apr-2017	$12,835	$12,203	$12,018	$12,361
Apr-2018	$15,408	$13,944	$13,752	$14,208
Apr-2019	$15,729	$14,541	$13,862	$14,101
Apr-2020	$15,416	$13,637	$12,316	$11,972
Apr-2021	$25,996	$20,197	$19,009	$19,993
Apr-2022	$20,468	$18,942	$17,355	$17,705
Apr-2023	$17,993	$19,237	$17,097	$17,303
Apr-2024	$18,949	$22,471	$19,143	$19,312
Apr-2025	$19,183	$24,958	$20,911	$20,247

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 1, 2015)
Grandeur Peak Global Stalwarts - Institutional	0.97%	4.41%	6.95%
MSCI ACWI IMI Index	11.07%	12.85%	9.93%
MSCI ACWI Mid Cap Index	9.24%	11.17%	7.93%
MSCI ACWI Small Cap Index	4.84%	11.08%	7.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software
13.5%
Electrical Equipment
7.4%
Semiconductors
7.3%
Retail - Consumer Staples
6.9%
Industrial Support Services
6.2%
Technology Services
6.2%
Technology Hardware
6.1%
Medical Equipment & Devices
4.7%
Asset Management
4.6%
Biotech & Pharma
4.2%
Health Care Facilities & Services
4.0%
Engineering & Construction
2.5%
Industrial Intermediate Prod
2.4%
Institutional Financial Services
2.4%
Specialty Finance
2.3%
Other Industries
19.1%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Industries	19.1%
Specialty Finance	2.3%
Institutional Financial Services	2.4%
Industrial Intermediate Prod	2.4%
Engineering & Construction	2.5%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.2%
Asset Management	4.6%
Medical Equipment & Devices	4.7%
Technology Hardware	6.1%
Technology Services	6.2%
Industrial Support Services	6.2%
Retail - Consumer Staples	6.9%
Semiconductors	7.3%
Electrical Equipment	7.4%
Software	13.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.8%
Listed Private Equity Investments	1.1%
Communications	1.2%
Consumer Discretionary	3.5%
Materials	3.7%
Consumer Staples	8.5%
Financials	11.8%
Health Care	12.9%
Industrials	23.2%
Technology	33.1%

Country Weighting (% of net assets)

United States
36.5%
United Kingdom
11.2%
Japan
8.7%
Netherlands
6.5%
Sweden
5.7%
Mexico
3.7%
Germany
3.2%
China
3.0%
Taiwan
2.6%
India
2.4%
Other Countries
16.2%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Countries	16.2%
India	2.4%
Taiwan	2.6%
China	3.0%
Germany	3.2%
Mexico	3.7%
Sweden	5.7%
Netherlands	6.5%
Japan	8.7%
United Kingdom	11.2%
United States	36.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.8%
Silergy Corp	3.0%
Core & Main, Inc., Class A	2.5%
BayCurrent Consulting, Inc.	2.0%
JTC plc	2.1%
Topicus.com, Inc.	2.0%
Japan Elevator Service Holdings Company Ltd.	2.0%
Diploma plc	2.0%
Visional Inc	2.0%
Dino Polska SA	1.9%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GGSYX

Grandeur Peak Global Stalwarts Fund - Institutional Class  (GGSYX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak Global Stalwarts Fund

Investor Class (GGSOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.35%

How did the Fund perform during the reporting period?

The Grandeur Peak Global Stalwarts Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +0.66% return. The Fund underperformed the MSCI ACWI Mid Cap Index, which posted a +9.24% return. The positive return is mainly attributed to strong performance in industrial stocks from a sector perspective, and Japanese stocks from a country perspective.  The underperformance compared to the benchmark is attributed to a large underweight and underperformance in US stocks. Other detractors were overweights and underperformance in technology and consumer discretionary stocks. Underperformance in financial stocks was the other main sector detractor. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$86,058,975
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$925,760
Portfolio Turnover	79%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Stalwarts - Investor
MSCI ACWI IMI Index
MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,958
$20,911
$20,247
$18,713
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak Global Stalwarts - Investor	MSCI ACWI IMI Index	MSCI ACWI Mid Cap Index	MSCI ACWI Small Cap Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,855	$10,574	$10,605	$10,556
Apr-2017	$12,777	$12,203	$12,018	$12,361
Apr-2018	$15,306	$13,944	$13,752	$14,208
Apr-2019	$15,578	$14,541	$13,862	$14,101
Apr-2020	$15,233	$13,637	$12,316	$11,972
Apr-2021	$25,627	$20,197	$19,009	$19,993
Apr-2022	$20,131	$18,942	$17,355	$17,705
Apr-2023	$17,644	$19,237	$17,097	$17,303
Apr-2024	$18,542	$22,471	$19,143	$19,312
Apr-2025	$18,713	$24,958	$20,911	$20,247

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 1, 2015)
Grandeur Peak Global Stalwarts - Investor	0.66%	4.15%	6.67%
MSCI ACWI IMI Index	11.07%	12.85%	9.93%
MSCI ACWI Mid Cap Index	9.24%	11.17%	7.93%
MSCI ACWI Small Cap Index	4.84%	11.08%	7.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Industries	19.1%
Specialty Finance	2.3%
Institutional Financial Services	2.4%
Industrial Intermediate Prod	2.4%
Engineering & Construction	2.5%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.2%
Asset Management	4.6%
Medical Equipment & Devices	4.7%
Technology Hardware	6.1%
Technology Services	6.2%
Industrial Support Services	6.2%
Retail - Consumer Staples	6.9%
Semiconductors	7.3%
Electrical Equipment	7.4%
Software	13.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.8%
Listed Private Equity Investments	1.1%
Communications	1.2%
Consumer Discretionary	3.5%
Materials	3.7%
Consumer Staples	8.5%
Financials	11.8%
Health Care	12.9%
Industrials	23.2%
Technology	33.1%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Countries	16.2%
India	2.4%
Taiwan	2.6%
China	3.0%
Germany	3.2%
Mexico	3.7%
Sweden	5.7%
Netherlands	6.5%
Japan	8.7%
United Kingdom	11.2%
United States	36.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.8%
Silergy Corp	3.0%
Core & Main, Inc., Class A	2.5%
BayCurrent Consulting, Inc.	2.0%
JTC plc	2.1%
Topicus.com, Inc.	2.0%
Japan Elevator Service Holdings Company Ltd.	2.0%
Diploma plc	2.0%
Visional Inc	2.0%
Dino Polska SA	1.9%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GGSOX

Grandeur Peak Global Stalwarts Fund - Investor Class (GGSOX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak International Opportunities Fund

Institutional Class (GPIIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.35%

How did the Fund perform during the reporting period?

The Grandeur Peak International Opportunities Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +1.01% return. The Fund underperformed the MSCI ACWI ex USA Small Cap Index, which posted a +8.23% return. The positive return is mainly attributed to strong performance in industrial and health care stocks from a sector perspective, and Japanese and German stocks from a country perspective.  The underperformance compared to the benchmark is attributed to an overweight and underperformance in technology stocks and underperformance in financial stocks from a sector perspective. An overweight and underperformance in UK stocks in addition to underperformance in Chinese stocks detracted from a country perspective. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$308,830,581
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$5,203,585
Portfolio Turnover	25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Opportunities - Institutional
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex-USA IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$16,594
$16,100
$14,796
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak International Opportunities - Institutional	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex-USA IMI Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,498	$9,641	$8,972
Apr-2017	$11,168	$10,845	$10,100
Apr-2018	$13,332	$12,845	$11,743
Apr-2019	$12,374	$11,747	$11,276
Apr-2020	$11,681	$10,160	$9,948
Apr-2021	$20,592	$16,091	$14,419
Apr-2022	$16,189	$14,396	$12,929
Apr-2023	$15,235	$13,996	$13,214
Apr-2024	$14,648	$15,332	$14,451
Apr-2025	$14,796	$16,594	$16,100

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak International Opportunities - Institutional	1.01%	4.84%	4.00%
MSCI ACWI ex US Small Cap Index	8.23%	10.31%	5.19%
MSCI ACWI ex-USA IMI Index	11.41%	10.11%	4.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Asset Management 9.6%
Technology Services 8.8%
Technology Hardware 7.7%
Retail - Consumer Staples 6.8%
Commercial Support Services 6.2%
Semiconductors 5.7%
Software 5.6%
Electrical Equipment 5.3%
Biotech & Pharma 4.8%
Health Care Facilities & Services 4.6%
Internet Media & Services 2.7%
Industrial Support Services 2.6%
Retail - Discretionary 2.5%
Automotive 2.5%
Medical Equipment & Devices 2.4%
Other Industries 21.3%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	21.3%
Medical Equipment & Devices	2.4%
Automotive	2.5%
Retail - Discretionary	2.5%
Industrial Support Services	2.6%
Internet Media & Services	2.7%
Health Care Facilities & Services	4.6%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.6%
Semiconductors	5.7%
Commercial Support Services	6.2%
Retail - Consumer Staples	6.8%
Technology Hardware	7.7%
Technology Services	8.8%
Asset Management	9.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.5%
Energy	1.3%
Real Estate	1.3%
Materials	1.4%
Communications	4.1%
Consumer Staples	8.0%
Consumer Discretionary	9.1%
Health Care	11.8%
Financials	13.8%
Industrials	20.0%
Technology	27.8%

Country Weighting (% of net assets)

United Kingdom
23.2%
Japan
17.4%
Germany
6.5%
Sweden
5.3%
China
5.0%
France
4.1%
India
3.7%
Italy
3.3%
Taiwan
3.2%
Netherlands
2.6%
Other Countries
24.5%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	24.5%
Netherlands	2.6%
Taiwan	3.2%
Italy	3.3%
India	3.7%
France	4.1%
China	5.0%
Sweden	5.3%
Germany	6.5%
Japan	17.4%
United Kingdom	23.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
JTC plc	3.0%
Silergy Corp	2.8%
Volution Group PLC	2.7%
Virbac SA	2.3%
Diploma plc	2.1%
Sporton International, Inc.	1.9%
CVS Group plc	1.8%
Integral Corp	1.7%
Visional Inc	1.7%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser voluntarily waived 0.10% of its management fee. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPIIX

Grandeur Peak International Opportunities Fund - Institutional Class  (GPIIX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak International Opportunities Fund

Investor Class (GPIOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.60%

How did the Fund perform during the reporting period?

The Grandeur Peak International Opportunities Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +0.67% return. The Fund underperformed the MSCI ACWI ex USA Small Cap Index, which posted a +8.23% return. The positive return is mainly attributed to strong performance in industrial and health care stocks from a sector perspective, and Japanese and German stocks from a country perspective.  The underperformance compared to the benchmark is attributed to an overweight and underperformance in technology stocks and underperformance in financial stocks from a sector perspective. An overweight and underperformance in UK stocks in addition to underperformance in Chinese stocks detracted from a country perspective. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$308,830,581
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$5,203,585
Portfolio Turnover	25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Opportunities - Investor
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex-USA IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$16,594
$16,100
$14,425
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak International Opportunities - Investor	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex-USA IMI Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,447	$9,641	$8,972
Apr-2017	$11,100	$10,845	$10,100
Apr-2018	$13,243	$12,845	$11,743
Apr-2019	$12,263	$11,747	$11,276
Apr-2020	$11,553	$10,160	$9,948
Apr-2021	$20,318	$16,091	$14,419
Apr-2022	$15,929	$14,396	$12,929
Apr-2023	$14,997	$13,996	$13,214
Apr-2024	$14,330	$15,332	$14,451
Apr-2025	$14,425	$16,594	$16,100

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grandeur Peak International Opportunities - Investor	0.67%	4.54%	3.73%
MSCI ACWI ex US Small Cap Index	8.23%	10.31%	5.19%
MSCI ACWI ex-USA IMI Index	11.41%	10.11%	4.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	21.3%
Medical Equipment & Devices	2.4%
Automotive	2.5%
Retail - Discretionary	2.5%
Industrial Support Services	2.6%
Internet Media & Services	2.7%
Health Care Facilities & Services	4.6%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.6%
Semiconductors	5.7%
Commercial Support Services	6.2%
Retail - Consumer Staples	6.8%
Technology Hardware	7.7%
Technology Services	8.8%
Asset Management	9.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.5%
Energy	1.3%
Real Estate	1.3%
Materials	1.4%
Communications	4.1%
Consumer Staples	8.0%
Consumer Discretionary	9.1%
Health Care	11.8%
Financials	13.8%
Industrials	20.0%
Technology	27.8%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	24.5%
Netherlands	2.6%
Taiwan	3.2%
Italy	3.3%
India	3.7%
France	4.1%
China	5.0%
Sweden	5.3%
Germany	6.5%
Japan	17.4%
United Kingdom	23.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
JTC plc	3.0%
Silergy Corp	2.8%
Volution Group PLC	2.7%
Virbac SA	2.3%
Diploma plc	2.1%
Sporton International, Inc.	1.9%
CVS Group plc	1.8%
Integral Corp	1.7%
Visional Inc	1.7%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser voluntarily waived 0.10% of its management fee. Effective February 12, 2025, Mark Madsen no longer serves as a portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GPIOX

Grandeur Peak International Opportunities Fund - Investor Class (GPIOX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak International Stalwarts Fund

Institutional Class (GISYX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.89%

How did the Fund perform during the reporting period?

The Grandeur Peak International Stalwarts Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a +0.18% return. The Fund underperformed the MSCI ACWI ex USA Mid Cap Index, which posted a +12.93% return. The flat performance is mainly attributed to strong performance in industrial stocks being offset by negative performance in technology and consumer discretionary stocks.  The underperformance compared to the benchmark is attributed to an overweight and underperformance in technology stocks and underperformance in financial stocks from a sector perspective. An overweight and underperformance in UK stocks in addition to underperformance in German stocks detracted from a country perspective. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$1,437,419,925
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$12,552,587
Portfolio Turnover	69%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak International Stalwarts - Institutional
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex USA Mid Cap Index
MSCI ACWI ex-USA IMI Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$19,409
$18,613
$18,563
$17,792
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak International Stalwarts - Institutional	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex USA Mid Cap Index	MSCI ACWI ex-USA IMI Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$11,034	$10,786	$10,659	$10,372
Apr-2017	$13,126	$12,132	$11,790	$11,677
Apr-2018	$15,854	$14,369	$13,750	$13,576
Apr-2019	$15,458	$13,142	$12,967	$13,036
Apr-2020	$15,227	$11,366	$11,276	$11,501
Apr-2021	$25,523	$18,001	$16,570	$16,670
Apr-2022	$20,710	$16,105	$14,514	$14,947
Apr-2023	$19,157	$15,657	$14,690	$15,277
Apr-2024	$19,374	$17,152	$15,755	$16,706
Apr-2025	$19,409	$18,563	$17,792	$18,613

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 1, 2015)
Grandeur Peak International Stalwarts - Institutional	0.18%	4.97%	7.10%
MSCI ACWI ex US Small Cap Index	8.23%	10.31%	6.61%
MSCI ACWI ex USA Mid Cap Index	12.93%	9.55%	6.14%
MSCI ACWI ex-USA IMI Index	11.41%	10.11%	6.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software 10.3%
Retail - Consumer Staples 9.2%
Electrical Equipment 8.2%
Technology Hardware 7.2%
Semiconductors 7.1%
Technology Services 6.8%
Asset Management 5.5%
Industrial Support Services 5.3%
Biotech & Pharma 5.1%
Commercial Support Services 4.2%
Medical Equipment & Devices 3.7%
Specialty Finance 3.4%
Health Care Facilities & Services 3.2%
Industrial Intermediate Prod 2.7%
Chemicals 2.5%
Other Industries 12.0%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	12.0%
Chemicals	2.5%
Industrial Intermediate Prod	2.7%
Health Care Facilities & Services	3.2%
Specialty Finance	3.4%
Medical Equipment & Devices	3.7%
Commercial Support Services	4.2%
Biotech & Pharma	5.1%
Industrial Support Services	5.3%
Asset Management	5.5%
Technology Services	6.8%
Semiconductors	7.1%
Technology Hardware	7.2%
Electrical Equipment	8.2%
Retail - Consumer Staples	9.2%
Software	10.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.2%
Communications	1.6%
Consumer Discretionary	3.3%
Materials	3.5%
Financials	9.5%
Consumer Staples	10.1%
Health Care	12.0%
Industrials	23.8%
Technology	31.4%

Country Weighting (% of net assets)

United Kingdom 14.6%
Japan 10.5%
United States 8.4%
Netherlands 7.7%
Sweden 7.5%
Mexico 5.2%
Canada 4.8%
Taiwan 4.3%
India 3.7%
Germany 3.6%
Other Countries 26.2%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	26.2%
Germany	3.6%
India	3.7%
Taiwan	4.3%
Canada	4.8%
Mexico	5.2%
Sweden	7.5%
Netherlands	7.7%
United States	8.4%
Japan	10.5%
United Kingdom	14.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
Silergy Corp	2.8%
BayCurrent Consulting, Inc.	2.8%
Diploma plc	2.7%
Visional Inc	2.6%
Dino Polska SA	2.3%
Recordati SpA	2.3%
Voltronic Power Technology	2.1%
Topicus.com, Inc.	2.1%
Japan Elevator Service Holdings Company Ltd.	2.1%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GISYX

Grandeur Peak International Stalwarts Fund - Institutional Class  (GISYX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak International Stalwarts Fund

Investor Class (GISOX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.14%

How did the Fund perform during the reporting period?

The Grandeur Peak International Stalwarts Fund's Investor Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -0.03% return. The Fund underperformed the MSCI ACWI ex USA Mid Cap Index, which posted a +12.93% return. The flat performance is mainly attributed to strong performance in industrial stocks being offset by negative performance in technology and consumer discretionary stocks.  The underperformance compared to the benchmark is attributed to an overweight and underperformance in technology stocks and underperformance in financial stocks from a sector perspective. An overweight and underperformance in UK stocks in addition to underperformance in German stocks detracted from a country perspective. Comparing the Fund to the benchmark stylistically, the Fund faced the headwind of value outperforming growth.

Fund Statistics

Net Assets	$1,437,419,925
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$12,552,587
Portfolio Turnover	69%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak International Stalwarts - Investor
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex USA Mid Cap Index
MSCI ACWI ex-USA IMI Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$18,956
$18,613
$18,563
$17,792
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak International Stalwarts - Investor	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex USA Mid Cap Index	MSCI ACWI ex-USA IMI Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$11,020	$10,786	$10,659	$10,372
Apr-2017	$13,078	$12,132	$11,790	$11,677
Apr-2018	$15,759	$14,369	$13,750	$13,576
Apr-2019	$15,335	$13,142	$12,967	$13,036
Apr-2020	$15,064	$11,366	$11,276	$11,501
Apr-2021	$25,177	$18,001	$16,570	$16,670
Apr-2022	$20,376	$16,105	$14,514	$14,947
Apr-2023	$18,800	$15,657	$14,690	$15,277
Apr-2024	$18,962	$17,152	$15,755	$16,706
Apr-2025	$18,956	$18,563	$17,792	$18,613

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 1, 2015)
Grandeur Peak International Stalwarts - Investor	-0.03%	4.70%	6.84%
MSCI ACWI ex US Small Cap Index	8.23%	10.31%	6.61%
MSCI ACWI ex USA Mid Cap Index	12.93%	9.55%	6.14%
MSCI ACWI ex-USA IMI Index	11.41%	10.11%	6.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	12.0%
Chemicals	2.5%
Industrial Intermediate Prod	2.7%
Health Care Facilities & Services	3.2%
Specialty Finance	3.4%
Medical Equipment & Devices	3.7%
Commercial Support Services	4.2%
Biotech & Pharma	5.1%
Industrial Support Services	5.3%
Asset Management	5.5%
Technology Services	6.8%
Semiconductors	7.1%
Technology Hardware	7.2%
Electrical Equipment	8.2%
Retail - Consumer Staples	9.2%
Software	10.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.2%
Communications	1.6%
Consumer Discretionary	3.3%
Materials	3.5%
Financials	9.5%
Consumer Staples	10.1%
Health Care	12.0%
Industrials	23.8%
Technology	31.4%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	26.2%
Germany	3.6%
India	3.7%
Taiwan	4.3%
Canada	4.8%
Mexico	5.2%
Sweden	7.5%
Netherlands	7.7%
United States	8.4%
Japan	10.5%
United Kingdom	14.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
Silergy Corp	2.8%
BayCurrent Consulting, Inc.	2.8%
Diploma plc	2.7%
Visional Inc	2.6%
Dino Polska SA	2.3%
Recordati SpA	2.3%
Voltronic Power Technology	2.1%
Topicus.com, Inc.	2.1%
Japan Elevator Service Holdings Company Ltd.	2.1%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025, the Fund reopened to new and existing shareholders through all channels where the Fund is sold.  Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GISOX

Grandeur Peak International Stalwarts Fund - Investor Class (GISOX)

Annual Shareholder Report - April 30, 2025

Grandeur Peak US Stalwarts Fund

Institutional Class (GUSYX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.88%

How did the Fund perform during the reporting period?

The Grandeur Peak US Stalwarts Fund's Institutional Class ended the twelve-month period from 5/1/24 to 4/30/25 with a -0.56% return. The Fund underperformed the MSCI USA Mid Cap Index, which posted a +5.83% return. The negative return and underperformance is mainly attributed to weakness in technology and industrial stocks. Performance in financial stocks was strong, but not enough to overcome the detracting sectors.

Fund Statistics

Net Assets	$124,649,440
Number of Portfolio Holdings	71
Advisory Fee (net of waivers)	$999,890
Portfolio Turnover	98%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak US Stalwarts - Institutional
MSCI U.S. Small Cap Index
MSCI USA IMI Index
MSCI USA Mid Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,291
$22,660
$21,925
$18,326
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Grandeur Peak US Stalwarts - Institutional	MSCI U.S. Small Cap Index	MSCI USA IMI Index	MSCI USA Mid Cap Index
Mar-2020	$10,000	$10,000	$10,000	$10,000
Apr-2020	$13,150	$12,582	$12,203	$12,463
Apr-2021	$22,838	$22,080	$18,365	$20,203
Apr-2022	$18,057	$19,369	$17,777	$19,164
Apr-2023	$16,095	$18,972	$17,973	$18,359
Apr-2024	$18,418	$21,547	$21,908	$21,413
Apr-2025	$18,326	$21,925	$24,291	$22,660

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 19, 2020)
Grandeur Peak US Stalwarts - Institutional	-0.56%	6.85%	12.56%
MSCI U.S. Small Cap Index	1.76%	11.75%	16.59%
MSCI USA IMI Index	10.88%	14.76%	18.95%
MSCI USA Mid Cap Index	5.83%	12.70%	17.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software
14.8%
Medical Equipment & Devices
6.5%
Institutional Financial Services
6.2%
Technology Services
6.0%
Semiconductors
6.0%
Retail - Discretionary
5.5%
Engineering & Construction
5.5%
Health Care Facilities & Services
5.1%
Industrial Support Services
4.6%
Asset Management
4.5%
Insurance
3.9%
Machinery
3.8%
Electrical Equipment
3.6%
Food
3.2%
Specialty Finance
2.5%
Other Industries
17.2%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	17.2%
Specialty Finance	2.5%
Food	3.2%
Electrical Equipment	3.6%
Machinery	3.8%
Insurance	3.9%
Asset Management	4.5%
Industrial Support Services	4.6%
Health Care Facilities & Services	5.1%
Engineering & Construction	5.5%
Retail - Discretionary	5.5%
Semiconductors	6.0%
Technology Services	6.0%
Institutional Financial Services	6.2%
Medical Equipment & Devices	6.5%
Software	14.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Listed Private Equity Investments	0.4%
Communications	2.3%
Materials	4.4%
Consumer Staples	5.3%
Consumer Discretionary	10.6%
Health Care	11.6%
Financials	17.1%
Industrials	18.3%
Technology	28.9%

Country Weighting (% of net assets)

United States
86.9%
Mexico
3.6%
United Kingdom
2.5%
Israel
2.0%
Canada
1.9%
Ireland
1.5%
Argentina
0.5%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Argentina	0.5%
Ireland	1.5%
Canada	1.9%
Israel	2.0%
United Kingdom	2.5%
Mexico	3.6%
United States	86.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Core & Main, Inc., Class A	3.2%
SPS Commerce, Inc.	2.9%
Primoris Services Corporation	2.8%
Monolithic Power Systems, Inc.	2.7%
Marex Group PLC	2.5%
Littelfuse, Inc.	2.3%
Mama's Creations Incorporated	2.2%
Grocery Outlet Holding Corporation	2.1%
Burlington Stores, Inc.	2.1%
JFrog Ltd.	2.1%

Go Paperless! Update your communication preferences on our website, www.grandeurpeakglobal.com, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2025 or upon request at 1.855.377.7325. Effective January 1, 2025 through December 31, 2025, the Adviser is voluntarily waiving 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://grandeurpeakglobal.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-GUSYX

Grandeur Peak US Stalwarts Fund - Institutional Class (GUSYX)

Annual Shareholder Report - April 30, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2025 - $200,800

2024 - $195,000

(b)	Audit-Related Fees

2025 - None

2024 - None

(c)	Tax Fees

2025 - $47,400

2024 - $46,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2025 - None

2024 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2025	2025
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $47,400

2024 - $46,000

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TABLE OF CONTENTS

Schedule of Investments
Grandeur Peak Emerging Markets Opportunities Fund	1
Grandeur Peak Global Contrarian Fund	3
Grandeur Peak Global Explorer Fund	5
Grandeur Peak Global Micro Cap Fund	9
Grandeur Peak Global Opportunities Fund	11
Grandeur Peak Global Reach Fund	13
Grandeur Peak Global Stalwarts Fund	17
Grandeur Peak International Opportunities Fund	19
Grandeur Peak International Stalwarts Fund	21
Grandeur Peak US Stalwarts Fund	23
Statements of Assets and Liabilities	25
Statements of Operations	27
Statement of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	29
Grandeur Peak Global Contrarian Fund	30
Grandeur Peak Global Explorer Fund	31
Grandeur Peak Global Micro Cap Fund	32
Grandeur Peak Global Opportunities Fund	33
Grandeur Peak Global Reach Fund	34
Grandeur Peak Global Stalwarts Fund	35
Grandeur Peak International Opportunities Fund	36
Grandeur Peak International Stalwarts Fund	37
Grandeur Peak US Stalwarts Fund	38
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	39
Grandeur Peak Global Contrarian Fund	41
Grandeur Peak Global Explorer Fund	42
Grandeur Peak Global Micro Cap Fund	43
Grandeur Peak Global Opportunities Fund	44
Grandeur Peak Global Reach Fund	46
Grandeur Peak Global Stalwarts Fund	48
Grandeur Peak International Opportunities Fund	50
Grandeur Peak International Stalwarts Fund	52
Grandeur Peak US Stalwarts Fund	54

TABLE OF CONTENTS

Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	68
Additional Information	70

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.92%
Argentina — 1.38%
Globant S.A.(a)	18,791	$2,209,258

Brazil — 5.59%
Armac Locacao Logistica	1,194,700	915,777
BR Advisory Partners	751,900	1,938,412
Grupo Mateus SA	2,029,100	2,753,189
Locaweb Servicos de Internet S(a)	1,648,100	1,039,701
Patria Investments Limited	103,760	1,087,405
Raia Drogasil S.A.	345,508	1,204,276
		8,938,760
China — 14.06%
ANTA Sports Products Ltd.	237,900	2,820,505
Beijing Huafeng Test & Control	68,700	1,371,638
Bosideng International Holdings, Ltd.(a)	2,430,000	1,259,543
Centre Testing Int	838,400	1,286,742
Chaoju Eye Care Holdings Ltd 144A(b)(c)	2,506,900	866,268
DPC Dash LTD. 144A(b)(c)	138,000	1,753,542
Man Wah Holdings Limited	1,581,700	840,237
Proya Cosmetics Co Ltd	153,820	2,020,190
Shenzhen Mindray Bio-Medical Electronics Co.	35,700	1,078,438
Silergy Corp	584,288	7,289,932
TK Group Holdings Ltd	2,878,417	705,161
Yum China Holdings Inc	25,100	1,173,498
		22,465,694
Czech Republic — 0.69%
CTP NV 144A(a)(b)(c)	59,170	1,108,263

Greece — 2.08%
Sarantis SA	217,602	3,330,643

Hong Kong — 3.15%
Plover Bay Tech(b)	4,301,600	2,950,681
Techtronic Industries Co Limited	205,913	2,081,520
		5,032,201
India — 17.69%
Bajaj Finance Ltd	8,633	881,186
Cera Sanitaryware Ltd	12,687	803,432
City Union Bank Ltd	982,431	2,050,515
Five-Star Business(a)	213,325	1,780,264
GHCL Limited(a)	113,478	781,271
Gulf Oil Lubricants India Ltd.	269,021	3,784,124
Home First Finance Co India Lt 144A(b)(c)	152,273	2,212,837
Indigo Paints Ltd	117,068	1,348,963
Jupiter Life Line Hospitals Lt(a)	87,705	1,521,601
Likhitha Infrastructure Ltd	82,423	249,094
LT Foods Ltd	609,406	2,496,556
Mankind Pharma Ltd.(a)	49,643	1,446,759
Marksans Pharma Ltd.	397,849	1,031,820
Motherson Sumi Wiring India Ltd	2,458,417	1,620,492
Prudent Corporate Advisory Ser(a)	49,583	1,298,476
SJS Enterprises Ltd	331,794	3,645,748
Supriya Lifescience Ltd	171,741	1,309,795
		28,262,933
	Shares	Fair Value
COMMON STOCKS — 99.92% (continued)
Indonesia — 5.75%
Arwana Citramulia Tbk P.T.	30,378,800	$1,079,728
Aspirasi Hidup Ind	39,706,200	1,279,688
Cisarua Mountain Dairy PT TBK	4,486,100	1,237,731
Metrodata Electronics Tbk	45,290,000	1,527,855
Selamat Sempurna Tbk PT	20,270,100	2,173,541
Ultrajaya Milk Industry & Trad	22,663,500	1,890,901
		9,189,444
Malaysia — 1.81%
Frontken Corporation Bhd.	1,522,600	1,235,017
Mr D.I.Y. Group Berhad 144A(b)(c)	4,261,700	1,659,249
		2,894,266
Mexico — 8.19%
Arca Continental S.A.B. de C.V.	167,000	1,758,814
BBB Foods Inc(a)	57,635	1,761,326
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR	39,055	1,070,888
Corporativo Fragua SAB de CV	55,100	1,404,888
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	156,900	1,318,401
Grupo Financiero Banorte SAB de CV	162,900	1,396,813
Regional SAB de cv	474,800	3,338,836
Wal-Mart de Mexico S.A.B. de C.V.	325,900	1,032,538
		13,082,504
Philippines — 3.74%
Century Pacific Food, Inc.	2,755,700	1,884,387
International Container Terminal Services, Inc.	172,500	1,051,882
Philippine Seven Corp	1,805,800	1,715,494
Puregold Price Club Inc	2,315,700	1,326,163
		5,977,926
Poland — 5.79%
Auto Partner SA	380,478	2,005,536
Dino Polska SA 144A(a)(b)(c)	26,270	3,675,896
Inter Cars SA	19,389	2,924,434
Shoper Spolka Akcyjna	57,367	648,189
		9,254,055
Singapore — 4.17%
iFast Corporation	652,800	3,109,047
Riverstone Holdings Ltd.	2,603,500	1,804,110
Venture Corp LTD.	196,900	1,748,882
		6,662,039
South Korea — 8.24%
APR Corp/Korea(a)	37,726	1,995,958
Eo Technics Co Ltd	9,981	808,573
FNS Tech Co Ltd	209,673	1,324,396
HPSP Company Ltd.	88,125	1,390,053
iFamilySC Co Ltd	56,163	822,758
Kinx Inc.	45,973	2,545,334
LEENO Industrial Inc.	67,955	1,723,632
S&S Tech Corp(a)	50,000	1,212,006
SOLUM Co Ltd(a)	116,988	1,350,500
		13,173,210
Taiwan — 11.79%
91APP Inc	511,000	1,334,083
Acer E-Enabling Service Business	259,000	1,926,747

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.92% (continued)
Taiwan — 11.79% (continued)
Asia Vital Components Co., Ltd.	161,000	$2,330,131
ASPEED Technology, Inc.	23,000	2,152,215
Gem Services Inc	571,000	1,157,673
Sinbon Electronics Co., Limited	486,000	3,350,156
Sporton International, Inc.	829,918	4,335,972
Voltronic Power Technology	48,108	2,250,842
		18,837,819
Thailand — 1.12%
Humanica PCL	7,422,400	1,788,610

Vietnam — 4.68%
Asia Commercial Bank JSC	2,803,965	2,595,165
FPT Corp	557,009	2,345,075
Hoa Phat Group JSC(a)	860,200	844,145
Vietnam Technological & Comm Joint-stock Bank	1,676,638	1,696,963
		7,481,348
Total Common Stocks (Cost $132,282,395)		159,688,973

Total Common Stocks/Investments — 99.92% (Cost $132,282,395)		159,688,973

Other Assets in Excess of Liabilities — 0.08%		122,823

NET ASSETS — 100.00%		$159,811,796

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $15,545,137 representing 9.73% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $12,594,456, representing 7.88% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.32%
Australia — 5.99%
Emeco Holdings Ltd.(a)	2,804,367	$1,365,267
Fiducian Group Ltd	304,458	1,891,770
IPD Group Ltd/Australia	277,066	709,925
Kogan.com Ltd.	592,435	1,711,538
MA Financial Group Ltd	473,917	2,006,657
PeopleIN Ltd	859,973	418,666
		8,103,823
Belgium — 2.13%
Melexis NV	20,155	1,203,130
X-Fab Silicon Foundries S.E. 144A(b)(c)	303,719	1,681,130
		2,884,260
Brazil — 3.26%
Armac Locacao Logistica	932,300	714,639
Grupo Mateus SA	732,400	993,758
Patria Investments Limited	183,467	1,922,734
Track & Field Co. SA	380,400	774,220
		4,405,351
Canada — 1.47%
BioSyent Inc	113,187	895,032
Winpak Ltd.	35,083	1,087,030
		1,982,062
China — 4.31%
Alibaba.Com Limited	94,100	1,425,634
Bosideng International Holdings, Ltd.(a)	2,056,300	1,065,843
Chaoju Eye Care Holdings Ltd 144A(b)(c)	4,264,000	1,473,441
China Meidong Auto Holdings	963,000	257,026
Li Ning Company Limited	431,000	816,912
TK Group Holdings Ltd	3,188,883	781,219
		5,820,075
France — 1.39%
Virbac SA	5,334	1,875,669

Germany — 0.91%
Elmos Semiconductor AG	18,222	1,229,262

Hong Kong — 1.47%
Plover Bay Tech(b)	2,888,439	1,981,324

India — 0.75%
City Union Bank Ltd	487,001	1,016,461

Indonesia — 1.90%
Aspirasi Hidup Ind	40,397,400	1,301,965
Hartadinata Abadi Tbk PT(a)	29,666,800	1,259,945
		2,561,910
Ireland — 1.09%
ICON plc(a)	9,708	1,470,180

Italy — 1.27%
Interpump Group SpA	50,237	1,713,298
	Shares	Fair Value
COMMON STOCKS — 99.32% (continued)
Japan — 15.75%
Central Automotive NPV	146,700	$1,738,804
gremz Inc	78,400	1,296,244
Halows Company Ltd.	53,400	1,619,710
Integral Corporation	65,000	1,234,327
Jeol Ltd.	49,300	1,581,933
Kitz Corporation	113,500	866,418
Plus Alpha Consulting	128,000	1,492,080
Rise Consulting Group Inc.	660,900	4,314,440
Sun*, Inc.	273,300	1,084,251
System Support, Inc.	141,700	1,988,876
Syuppin Company, Ltd.	189,200	1,456,199
ULS Group Inc	52,800	1,825,021
User Local, Inc.	70,000	811,083
		21,309,386
Luxembourg — 1.21%
Eurofins Scientific S.E.	26,025	1,637,037

Mexico — 3.00%
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	191,500	1,609,138
Regional SAB de CV	131,600	925,423
Wal-Mart de Mexico S.A.B. de C.V.	479,800	1,520,134
		4,054,695
Netherlands — 0.93%
Flow Traders Ltd. 144A(b)(c)	42,364	1,259,392

Philippines — 0.34%
Pryce Corp	2,497,200	455,664

Poland — 1.92%
Auto Partner SA	268,283	1,414,145
Inter Cars SA	7,794	1,175,566
		2,589,711
Singapore — 1.84%
Riverstone Holdings Ltd.	3,588,575	2,486,723

South Korea — 0.58%
SOLUM Co Ltd(a)	67,539	779,665

Sweden — 2.14%
RVRC Holding AB	183,225	947,531
Sdiptech AB	86,743	1,940,451
		2,887,982
Taiwan — 1.49%
Acer E-Enabling Service Busine	270,000	2,008,578

United Kingdom — 15.80%
B & M European Value Retail SA	970,695	4,352,208
CVS Group plc	194,694	2,792,130
Endava plc - ADR(a)	46,225	841,757
Foresight Group Holdings Ltd	164,263	812,240
FRP Advisory Group PLC	842,550	1,504,774
Hill & Smith Holdings plc	45,898	1,095,009

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.32% (continued)
United Kingdom — 15.80% (continued)
Kitwave Group Plc	255,608	$1,011,816
Marex Group PLC	71,899	3,188,721
Petershill Partners PLC 144A(b)(c)	1,074,025	3,099,155
Pollen Street Group Ltd	129,693	1,265,314
Renew Holdings PLC	141,074	1,419,596
		21,382,720
United States — 25.04%
4imprint Group PLC	25,763	1,167,471
Abacus Life Inc(a)	157,700	1,302,602
Alamo Group, Inc.	8,783	1,466,585
Arizona Sonoran Copper Company, Inc.(a)	1,594,389	2,429,008
Ashtead Group PLC	23,898	1,270,882
Bruker Corporation	32,037	1,283,402
Burford Capital Ltd	142,966	1,941,478
Crocs, Inc.(a)	7,913	762,971
Dollar General Corporation	28,500	2,670,166
Five Below, Inc.(a)	28,547	2,166,432
Gentex Corporation	41,541	904,763
GQG Partners Inc	742,902	1,042,185
Grocery Outlet Holding Corporation(a)	159,393	2,676,208
Hackett Group, Inc. (The)	50,865	1,299,092
Installed Building Products, Inc.	10,275	1,703,903
Littelfuse, Inc.	7,827	1,426,940
Lululemon Athletica, Inc.(a)	4,675	1,265,850
P10 Inc	268,931	2,977,067
Perella Weinberg Partners	93,275	1,601,532
Upwork, Inc.(a)	50,806	668,099
Yeti Holdings, Inc.(a)	63,781	1,820,948
		33,847,584
Vietnam — 3.34%
Asia Commercial Bank JSC	1,395,870	1,291,925
FPT Corp	216,192	910,195
Hoa Phat Group JSC(a)	786,600	771,918
Vietnam Technological & Comm Joint-stock Bank	1,523,100	1,541,564
		4,515,602
Total Common Stocks (Cost $121,292,417)		134,258,414

Total Common Stocks/Investments — 99.32% (Cost $121,292,417)		134,258,414

Other Assets in Excess of Liabilities — 0.68%		921,625

NET ASSETS — 100.00%		$135,180,039
(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $11,103,580, representing 8.21% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $9,122,256, representing 6.75% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.84%
Argentina — 0.48%
Globant S.A.(a)	470	$55,258

Australia — 3.19%
EQT Holdings Ltd	1,825	37,842
IPD Group Ltd/Australia	10,251	26,266
Johns Lyng Group Ltd	24,719	35,152
Kelly Partners Group Holdings(a)	4,600	34,623
Kogan.com Ltd	24,982	72,173
MA Financial Group Ltd	16,604	70,305
Pinnacle Investment Management Group	3,423	39,644
Steadfast Group Ltd	13,725	51,608
		367,613
Belgium — 0.87%
Melexis NV	925	55,217
X-Fab Silicon Foundries S.E. 144A(b)(c)	8,161	45,172
		100,389
Brazil — 1.53%
BR Advisory Partners	14,700	37,897
Grupo Mateus SA	30,000	40,706
Patria Investments Limited	3,811	39,939
Raia Drogasil S.A.	4,600	16,033
Track & Field Co SA	20,600	41,927
		176,502
Canada — 1.57%
Aritzia Inc(a)	534	18,785
BioSyent, Inc.	2,900	22,932
Descartes Systems Group, Inc. (The)(a)	420	44,235
Docebo Inc(a)	905	28,350
Kinaxis Inc.(a)	350	47,265
Richelieu Hardware, Ltd.	833	19,707
		181,274
China — 4.27%
Adicon Holdings Ltd 144A(a)(b)(c)	35,100	32,314
Angelalign Technology Inc 144A(b)(c)	4,900	30,737
ANTA Sports Products Ltd.	4,400	52,166
Beijing Huafeng Test & Control	2,342	46,759
Centre Testing Int	20,000	30,695
Chaoju Eye Care Holdings Ltd 144A(b)(c)	53,100	18,349
DPC Dash LTD. 144A(b)(c)	4,000	50,827
Proya Cosmetics Co Ltd	4,800	63,041
Shenzhen Mindray Bio-Medical Electronics Co.	1,000	30,208
Shenzhen New Industries Biomed(a)	3,500	25,227
Silergy Corp	9,000	112,289
		492,612
Denmark — 0.34%
Rockwool A/S	870	39,477

Finland — 0.18%
Revenio Group Oyj	667	20,796

France — 2.08%
Neurones SA	240	13,007
Planisware SAS(a)	982	26,610
	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
France — 2.08% (continued)
Sidetrade(a)	108	$28,285
Thermador Groupe	250	18,736
Virbac SA	312	109,713
Wavestone	812	43,224
		239,575
Germany — 2.55%
AIXTRON SE	957	12,820
Atoss Software AG	247	37,022
Dermapharm Holding SE	2,158	94,199
Elmos Semiconductor AG	673	45,400
Mensch und Maschine Software S	783	50,602
QIAGEN N.V.	715	30,566
Schott Pharma AG & Co	831	23,319
		293,928
Greece — 0.21%
Sarantis SA	1,551	23,740

Hong Kong — 0.66%
Plover Bay Tech(b)	71,861	49,293
Techtronic Industries Co Limited	2,700	27,294
		76,587
India — 5.09%
Bajaj Finance Ltd	544	55,527
City Union Bank Ltd	12,110	25,276
Five-Star Business(a)	4,472	37,320
Gulf Oil Lubricants India Ltd.	3,685	51,834
Home First Finance Co India Lt 144A(b)(c)	2,560	37,202
Indigo Paints Ltd	2,231	25,708
Ksolves India Ltd.	4,588	23,536
LT Foods Ltd	6,337	25,961
Motherson Sumi Wiring India Ltd	25,701	16,941
PB Fintech Ltd(a)	1,673	32,144
Prudent Corporate Advisory Ser(a)	1,000	26,188
Rainbow Children’s Medicare Ltd.	1,442	23,553
SJS Enterprises Ltd	4,747	52,160
Supriya Lifescience Ltd	3,500	26,693
Vimta Labs Ltd(a)	7,487	88,409
Yatharth Hospital(a)	6,663	38,099
		586,551
Indonesia — 2.12%
Arwana Citramulia Tbk P.T.	677,300	24,073
Aspirasi Hidup Ind	953,100	30,717
Cisarua Mountain Dairy PT TBK	120,500	33,246
Hartadinata Abadi Tbk PT(a)	2,196,000	93,264
Selamat Sempurna Tbk PT	445,500	47,770
Ultrajaya Milk Industry & Trad	188,000	15,686
		244,756
Ireland — 0.82%
ICON plc(a)	126	19,081
Uniphar PLC	22,495	75,494
		94,575

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
Israel — 1.53%
CyberArk Software Ltd.(a)	108	$38,033
Monday.com Ltd(a)	117	32,876
Next Vision Stabilized Systems	1,930	50,743
Wix.com Ltd.(a)	323	54,778
		176,430
Italy — 2.14%
Diasorin SPA	264	30,082
Interpump Group SpA	1,357	46,280
Moncler S.p.A.(a)	364	22,302
Pharmanutra SpA(a)	412	25,131
Recordati SpA	904	53,143
Sesa SpA	515	43,267
Stevenato Group SPA Ord	1,250	26,075
		246,280
Japan — 14.19%
AZOOM Co Ltd	1,000	54,646
BayCurrent Consulting, Inc.	1,500	80,709
Bengo4.com Inc	4,600	91,858
Charm Care Corp KK	9,100	80,163
eGuarantee Inc	2,400	29,689
eWeLL Co Ltd	4,700	73,368
FP Partner Inc	1,000	17,010
Hennge KK	5,600	67,120
Insource Co Ltd	9,400	59,786
Integral Corp	2,600	49,373
Japan Elevator Service Holdings Company Ltd.	5,500	118,720
Jeol Ltd.	1,000	32,088
JMDC Inc	1,600	36,026
Kitz Corporation	3,200	24,428
MarkLines Company Ltd.	3,900	62,244
Maruwa Co Ltd/Aichi(a)	100	20,333
Plus Alpha Consulting Company Ltd.	2,100	24,479
Rakus Co Ltd	4,200	63,314
Rise Consulting Group Inc	8,600	56,142
Sun* Inc	21,000	83,313
System Support, Inc.	6,400	89,829
Syuppin Company, Ltd.	7,200	55,416
Timee Inc	4,600	55,231
Tokyo Seimitsu Company Limited	300	16,730
ULS Group Inc	3,100	107,151
User Local Inc	2,500	28,967
Visional Inc	2,300	139,171
WDB coco Co Ltd	700	16,751
		1,634,055
Lithuania — 0.23%
Baltic Classifieds Group	5,758	26,093

Luxembourg — 0.73%
Eurofins Scientific S.E.	990	62,273
Sword Group	615	21,790
		84,063
	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
Mexico — 2.14%
BBB Foods Inc(a)	1,650	$50,424
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR	883	24,212
Corporativo Fragua SAB de CV	800	20,398
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	6,700	56,299
Regional SAB de cv	5,750	40,435
Wal-Mart de Mexico S.A.B. de C.V.	17,300	54,810
		246,578
Netherlands — 1.00%
Allfunds Group PLC	7,767	43,678
ASM International N.V.	45	21,699
IMCD N.V.	198	26,232
Redcare Pharmacy N.V. 144A(b)(c)	162	24,080
		115,689
Norway — 1.00%
Bouvet ASA	7,352	56,461
Medistim ASA	1,654	25,516
SmartCraft ASA 144A(a)(b)(c)	13,607	33,743
		115,720
Philippines — 1.22%
International Container Terminal Services, Inc.	6,000	36,587
Philippine Seven Corp	50,240	47,728
Puregold Price Club Inc	85,797	49,135
Wilcon Depot Inc	63,033	7,705
		141,155
Poland — 1.49%
Auto Partner SA	5,436	28,654
Dino Polska SA 144A(a)(b)(c)	397	55,550
Inter Cars SA	289	43,590
Shoper Spolka Akcyjna	3,909	44,168
		171,962
Singapore — 0.61%
iFast Corporation	5,800	27,623
Riverstone Holdings Ltd.	61,445	42,579
		70,202
South Korea — 1.19%
APR Corp/Korea(a)	640	33,860
Coupang Inc(a)	1,868	43,656
Eo Technics Co Ltd	100	8,101
LEENO Industrial Inc.	985	24,983
MegaStudyEdu Co Ltd	484	16,391
SOLUM Co Ltd(a)	878	10,136
		137,127
Sweden — 3.42%
Idun Industrier AB(a)	939	33,131
Momentum Group AB(a)	2,216	36,594
Roko AB(a)	119	25,100
Sdiptech AB	3,199	71,562
Swedencare AB	8,697	34,735
Swedish Logistic	14,167	57,901
Teqnion AB	2,019	33,216
Vimian Group AB	18,140	73,125

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
Sweden — 3.42% (continued)
Vitec Software Group	628	$28,656
		394,020
Taiwan — 2.27%
91APP, Inc.	9,000	23,497
Acer E-Enabling Service Busine	5,000	37,196
Asia Vital Components Co., Ltd.	2,000	28,946
Sinbon Electronics Co., Limited	7,000	48,253
Sporton International, Inc.	14,700	76,801
Voltronic Power Technology	1,000	46,787
		261,480
Thailand — 0.30%
Humanica PCL	144,600	34,845

United Kingdom — 13.07%
AB Dynamics PLC	1,941	45,531
Advanced Medical Solutions Gro	18,936	48,710
Ashtead Technology Holdings plc	7,188	47,662
B & M European Value Retail SA	26,882	120,527
CVS Group plc	5,238	75,119
Diploma plc	1,267	66,906
dotdigital group plc	30,297	33,354
Elixirr International PLC	7,088	69,907
Endava plc - ADR(a)	2,093	38,113
Fevertree Drinks PLC(a)	2,634	27,910
Franchise Brands PLC	14,726	27,380
FRP Advisory Group PLC	32,241	57,582
GlobalData PLC	21,609	51,122
Halma plc	707	25,970
Intermediate Capital Group PLC	2,643	66,084
JTC plc 144A(b)(c)	10,170	113,046
Kitwave Group Plc	5,778	22,872
Marex Group PLC	1,813	80,407
Marlowe plc	8,833	40,263
Pensionbee Group PLC(a)	11,468	23,080
Petershill Partners PLC 144A(b)(c)	20,037	57,818
Pets at Home Group PLC	14,481	45,665
Pollen Street Group Ltd	4,696	45,815
Softcat PLC	2,587	57,616
Tatton Asset Mgmt	6,041	49,920
Trustpilot Group PLC 144A(b)(c)	15,011	44,776
Victorian Plumbing Group PLC	20,314	26,425
Volution Group PLC	9,761	73,895
Warpaint London plc(a)	4,644	23,211
		1,506,686
United States — 26.24%
4imprint Group PLC	1,090	49,394
Abacus Life Inc(a)	5,948	49,131
Alamo Group, Inc.	284	47,423
Ares Management Corporation, Class A	162	24,710
Ashtead Group PLC	863	45,894
Bel Fuse, Inc., Class B	318	20,915
BILL Holdings, Inc.(a)	475	21,646
Bio-Techne Corporation	877	44,157
	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
United States — 26.24% (continued)
Blue Owl Capital, Inc.	2,079	$38,524
Bruker Corporation	971	38,898
Burlington Stores, Inc.(a)	296	66,612
Clearwater Analytics Holdings, Inc., CLASS A(a)	1,902	43,251
Core & Main, Inc., Class A(a)	1,435	75,596
DexCom, Inc.(a)	638	45,540
Dollar General Corporation	244	22,860
Dynatrace, Inc.(a)	977	45,890
Elastic N.V.(a)	1,076	92,751
Enerpac Tool Group Corporation	625	25,231
Ensign Group, Inc. (The)	175	22,573
Esquire Financial Holdings, Inc.	590	48,923
Five Below, Inc.(a)	1,044	79,229
Freshpet, Inc.(a)	286	21,032
Gentex Corporation	1,685	36,699
Global Industrial Company	1,255	32,228
Goosehead Insurance, Inc., Class A	607	59,007
GQG Partners Inc	34,327	48,156
Grocery Outlet Holding Corporation(a)	4,772	80,122
Hackett Group, Inc. (The)	1,686	43,060
HealthEquity, Inc.(a)	800	68,576
IDEXX Laboratories, Inc.(a)	111	48,024
Insperity, Inc.	478	31,075
Installed Building Products, Inc.	248	41,126
Iradimed Corporation	455	23,847
JFrog Ltd.(a)	2,734	92,327
Littelfuse, Inc.	411	74,929
Lululemon Athletica, Inc.(a)	351	95,041
Mama’s Creations Incorporated(a)	10,369	68,435
Manhattan Associates, Inc.(a)	269	47,718
MarketAxess Holdings, Inc.	225	49,858
Medpace Holdings, Inc.(a)	70	21,587
Modine Manufacturing Company(a)	485	39,596
Monolithic Power Systems, Inc.	131	77,696
Morningstar, Inc.	79	22,493
Neogen Corporation(a)	3,794	19,160
NV5 Global, Inc.(a)	2,288	42,443
Ollie’s Bargain Outlet Holdings, Inc.(a)	190	20,161
P10 Inc	6,031	66,763
Pennant Group, Inc. (The)(a)	1,070	27,414
Perella Weinberg Partners	2,932	50,342
Primoris Services Corporation	452	27,106
Qualys, Inc.(a)	362	45,507
Rexford Industrial Realty, Inc.	781	25,851
RxSight, Inc.(a)	1,509	22,212
Ryan Specialty Holdings, Inc.	757	49,591
Silicon Laboratories, Inc.(a)	206	20,963
Skechers U.S.A., Inc., Class A(a)	1,113	53,446
SPS Commerce, Inc.(a)	340	48,793
Staar Surgical Company(a)	1,691	30,878
Texas Roadhouse, Inc.	145	24,064
TPG, Inc.	753	34,977
Tradeweb Markets Inc. Class A	322	44,533

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.84% (continued)
United States — 26.24% (continued)
Trex Company, Inc.(a)	398	$23,012
TWFG Inc(a)	725	22,968
Ulta Beauty, Inc.(a)	136	53,807
Upwork, Inc.(a)	3,417	44,934
Valvoline, Inc.(a)	1,273	43,613
Yeti Holdings, Inc.(a)	1,416	40,427
Zscaler, Inc.(a)	304	68,756
		3,023,501
Vietnam — 1.11%
FPT Corp	12,240	51,532
Vietnam Technological & Comm Joint-stock Bank	75,400	76,314
		127,846
Total Common Stocks (Cost $11,377,917)		11,507,365

Total Common Stocks/Investments — 99.84% (Cost $11,377,917)		$11,507,365

Other Assets in Excess of Liabilities — 0.16%		18,580

NET ASSETS — 100.00%		$11,525,944

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $649,206, representing 5.63% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $599,913, representing 5.21% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global MicroCap Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 97.63%
Australia — 6.94%
Fiducian Group Ltd	157,819	$980,619
IPD Group Ltd/Australia	74,199	190,120
Kelly Partners Group Holdings(a)	31,032	233,570
Kogan.com Ltd	356,087	1,028,731
MA Financial Group Ltd	103,418	437,892
Megaport Ltd(a)	33,940	248,283
		3,119,215
Belgium — 0.42%
X-Fab Silicon Foundries S.E. 144A(b)(c)	34,079	188,632

Brazil — 1.00%
Armac Locacao Logistica	163,200	125,098
BR Advisory Partners	74,100	191,031
Track & Field Co SA	64,700	131,683
		447,812
Canada — 0.85%
BioSyent Inc	48,100	380,353

China — 0.83%
Chaoju Eye Care Holdings Ltd 144A(b)(c)	452,000	156,190
TK Group Holdings Ltd	877,400	214,948
		371,138
Finland — 0.44%
Revenio Group Oyj	6,394	199,359

France — 2.29%
Neurones SA	4,051	219,544
Sidetrade(a)	713	186,738
Thermador Groupe	4,607	345,264
Wavestone	5,180	275,738
		1,027,284
Germany — 0.80%
Mensch und Maschine Software S	5,555	358,997

Greece — 2.38%
Kri-Kri Milk Industry SA	25,593	442,219
Sarantis SA	40,988	627,368
		1,069,587
Hong Kong — 0.51%
Plover Bay Tech(b)	331,900	227,667

India — 5.83%
GHCL Limited(a)	26,000	179,004
Gulf Oil Lubricants India Ltd.	34,095	479,591
Indigo Paints Ltd	26,458	304,873
Ksolves India Ltd.	26,732	137,132
SJS Enterprises Ltd	15,525	170,588
Vaibhav Global Ltd	80,463	208,433
Vimta Labs Ltd(a)	35,627	420,697
Yatharth Hospital(a)	126,000	720,469
		2,620,787
	Shares	Fair Value
COMMON STOCKS — 97.63% (continued)
Indonesia — 1.84%
Arwana Citramulia Tbk P.T.	3,364,400	$119,578
Aspirasi Hidup Ind	4,810,100	155,024
Hartadinata Abadi Tbk PT(a)	7,227,000	306,930
Selamat Sempurna Tbk PT	2,309,700	247,667
		829,199
Ireland — 0.67%
Uniphar PLC	90,411	303,420

Italy — 0.82%
Pharmanutra SpA(a)	6,049	368,975

Japan — 24.17%
AZOOM Co Ltd	10,300	562,853
Bengo4.com Inc	45,800	914,590
Charm Care Corp KK	85,700	754,942
CrowdWorks Inc	20,100	158,218
Cyber Security Cloud Inc(a)	12,300	146,392
eGuarantee Inc	26,000	321,634
eWeLL Co Ltd	19,100	298,154
FP Partner Inc	12,700	216,021
Halows Company Ltd.	7,400	224,454
Hennge KK	71,700	859,377
Insource Co Ltd	36,100	229,603
Integral Corp(a)	16,400	311,430
MarkLines Company Ltd.	23,000	367,079
Oro Co Ltd	38,800	648,839
Plus Alpha Consulting Company Ltd.	22,300	259,948
Rise Consulting Group Inc	63,200	412,578
Sun* Inc	224,700	891,442
System Support, Inc.	64,400	903,907
Syuppin Company, Ltd.	52,700	405,612
Timee Inc	21,400	256,944
ULS Group Inc	33,300	1,151,007
User Local Inc	9,000	104,282
WDB coco Co Ltd	5,000	119,647
YMIRLINK Inc	32,600	347,852
		10,866,805
Luxembourg — 0.59%
Sword Group	7,482	265,094

Norway — 1.57%
Bouvet ASA	38,828	298,189
Medistim ASA	10,500	161,981
SmartCraft ASA 144A(a)(b)(c)	98,296	243,756
		703,926
Philippines — 0.48%
Pryce Corp	1,190,800	217,285

Poland — 1.43%
Auto Partner SA	77,576	408,911
Shoper Spolka Akcyjna	20,858	235,674
		644,585

See accompanying notes to financial statements.

Grandeur Peak Global MicroCap Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.63% (continued)
Singapore — 1.30%
Riverstone Holdings Ltd.	841,725	$583,278

South Korea — 1.42%
FNS Tech Co Ltd	54,887	346,692
Kinx Inc.	2,500	138,415
MegaStudyEdu Co Ltd	4,572	154,835
		639,942
Sweden — 6.55%
Idun Industrier AB(a)	9,600	338,718
Momentum Group AB(a)	20,800	343,486
RVRC Holding AB	45,828	236,995
Sdiptech AB	22,232	497,332
Swedencare AB	218,921	874,355
Swedish Logistic	105,935	432,961
Teqnion AB	13,429	220,929
		2,944,776
Taiwan — 2.02%
Acer E-Enabling Service Busine	56,000	416,594
Gem Services Inc	107,000	216,937
Sporton International, Inc.	52,699	275,330
		908,861
Thailand — 0.46%
Humanica PCL	862,300	207,792

United Kingdom — 12.83%
AB Dynamics PLC	18,515	434,317
Advanced Medical Solutions Gro	225,760	580,731
Ashtead Technology Holdings plc	47,686	316,195
CVS Group plc	65,938	945,625
Elixirr International PLC	92,586	913,161
Franchise Brands PLC	180,242	335,121
FRP Advisory Group PLC	290,991	519,703
Kitwave Group Plc	52,830	209,126
Pensionbee Group PLC(a)	93,570	188,315
Tatton Asset Mgmt	37,957	313,657
Victorian Plumbing Group PLC	271,436	353,092
Volution Group PLC	57,773	437,365
Warpaint London plc(a)	44,163	220,730
		5,767,138
United States — 19.19%
Advanced Oxygen Therapy(a)	92,746	98,891
Arizona Sonoran Copper Company, Inc.(a)	450,634	686,528
Barrett Business Services, Inc.	23,091	936,572
Bowman Consulting Group Limited(a)	33,204	734,472
Esquire Financial Holdings, Inc.	7,091	587,985
Fatpipe Inc/UT(a)	24,470	203,590
Figs, Inc., Class A(a)	51,813	208,806
Global Industrial Company	7,586	194,808
Hackett Group, Inc. (The)	33,010	843,075
Iradimed Corporation	3,654	191,506
Kura Sushi USA, Inc.(a)	7,033	414,103
Mama’s Creations Incorporated(a)	120,028	792,185
OrthoPediatrics Corp.(a)	8,496	176,887
	Shares	Fair Value
COMMON STOCKS — 97.63% (continued)
United States — 19.19% (continued)
Pennant Group, Inc. (The)(a)	58,150	$1,489,804
Plumas Bancorp	9,339	411,757
The Joint Corporation(a)	17,690	177,077
The Lovesac Company(a)	11,039	214,709
Treace Medical(a)	37,399	264,785
		8,627,540
Total Common Stocks (Cost $37,387,519)		43,889,447

Total Common Stocks/Investments — 97.63% (Cost $37,387,519)		$43,889,447

Other Assets in Excess of Liabilities — 2.37%		1,064,121

NET ASSETS — 100.00%		$44,953,568

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $816,245, representing 1.82% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $588,578, representing 1.31% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.22%
Argentina — 0.81%
Globant S.A.(a)	31,412	$3,693,109

Australia — 1.87%
Fiducian Group Ltd	201,670	1,253,090
IPD Group Ltd/Australia	488,516	1,251,723
MA Financial Group Ltd	414,946	1,756,962
Pinnacle Investment Management Group	368,463	4,267,382
		8,529,157
Belgium — 2.07%
Melexis NV	101,166	6,038,991
X-Fab Silicon Foundries S.E. 144A(b)(c)	615,706	3,408,023
		9,447,014
Brazil — 1.09%
Grupo Mateus SA	1,624,200	2,203,799
Patria Investments Limited	263,643	2,762,979
		4,966,778
Canada — 1.16%
Aritzia Inc(a)	78,161	2,749,524
Richelieu Hardware, Ltd.	107,888	2,552,344
		5,301,868
China — 2.19%
Proya Cosmetics Co Ltd	238,554	3,133,041
Silergy Corp	553,008	6,899,663
		10,032,704
France — 4.73%
Neurones SA	42,262	2,290,390
Thermador Groupe	44,522	3,336,626
Virbac SA	37,083	13,040,015
Wavestone	55,799	2,970,252
		21,637,283
Germany — 2.39%
Dermapharm Holding SE	112,953	4,930,488
Elmos Semiconductor AG	47,445	3,200,655
Schott Pharma AG & Co	99,775	2,799,809
		10,930,952
Hong Kong — 0.38%
Techtronic Industries Co Limited	172,800	1,746,789

India — 2.43%
Five-Star Business(a)	359,500	3,000,140
Gulf Oil Lubricants India Ltd.	206,082	2,898,806
Indigo Paints Ltd	179,351	2,066,644
SJS Enterprises Ltd	286,718	3,150,453
		11,116,043
Indonesia — 1.48%
Arwana Citramulia Tbk P.T.	46,926,169	1,667,858
Aspirasi Hidup Ind	58,356,925	1,880,781
Selamat Sempurna Tbk PT	20,274,300	2,173,991
Ultrajaya Milk Industry & Trad	12,631,190	1,053,867
		6,776,497
	Shares	Fair Value
COMMON STOCKS — 99.22% (continued)
Ireland — 0.70%
ICON plc(a)	21,083	$3,192,810

Italy — 2.95%
Diasorin SPA	19,568	2,229,687
Interpump Group SpA	157,019	5,355,024
Recordati SpA	100,099	5,884,505
		13,469,216
Japan — 13.20%
BayCurrent Consulting, Inc.	146,526	7,884,026
Charm Care Corp KK	189,129	1,666,061
CrowdWorks Inc	267,291	2,103,991
eWeLL Co Ltd	127,930	1,997,004
FP Partner Inc	62,247	1,058,791
Hennge KK	483,102	5,790,328
Insource Co Ltd	824,726	5,245,424
Integral Corp	315,736	5,995,714
Japan Elevator Service Holdings Company Ltd.	203,590	4,394,592
Jeol Ltd.	57,000	1,829,009
Kitz Corp	447,384	3,415,169
MarkLines Company Ltd.	269,404	4,299,682
Rakus Co Ltd	85,800	1,293,424
Rise Consulting Group Inc	461,640	3,013,645
ULS Group Inc	61,035	2,109,662
Visional Inc	136,123	8,236,718
		60,333,240
Luxembourg — 1.56%
Eurofins Scientific S.E.	87,499	5,503,905
Sword Group	45,908	1,626,559
		7,130,464
Mexico — 1.47%
Regional SAB de cv	657,202	4,621,504
Vesta Real Estate Corporation – ADR	76,071	2,085,867
		6,707,371
Netherlands — 1.53%
Allfunds Group PLC	759,928	4,273,518
Redcare Pharmacy N.V. 144A(b)(c)	18,204	2,705,833
		6,979,351
Norway — 0.83%
Bouvet ASA	250,838	1,926,372
SmartCraft ASA 144A(a)(b)(c)	744,089	1,845,205
		3,771,577
Poland — 2.02%
Dino Polska SA 144A(a)(b)(c)	49,030	6,860,645
Inter Cars SA	15,780	2,380,091
		9,240,736
Singapore — 1.11%
Kulicke & Soffa Industries, Inc.	43,168	1,391,305
Riverstone Holdings Ltd.	5,293,742	3,668,328
		5,059,633

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.22% (continued)
South Korea — 1.40%
Eo Technics Co Ltd	25,905	$2,098,595
LEENO Industrial Inc.	126,100	3,198,439
SOLUM Co Ltd(a)	96,566	1,114,750
		6,411,784
Sweden — 5.07%
AddTech A.B.	78,489	2,636,148
Momentum Group AB(a)	182,986	3,021,783
RVRC Holding AB	516,276	2,669,874
Sdiptech AB	264,425	5,915,217
Swedencare AB	804,669	3,213,787
Vimian Group AB	1,416,780	5,711,286
		23,168,095
Taiwan — 1.08%
Sporton International, Inc.	949,151	4,958,914

United Kingdom — 19.35%
Advanced Medical Solutions Gro	1,235,309	3,177,633
Ashtead Technology Holdings plc	395,031	2,619,359
B & M European Value Retail SA	3,313,464	14,856,246
CVS Group plc	590,913	8,474,355
Diploma plc	182,989	9,662,963
Elixirr International PLC	244,518	2,411,645
FRP Advisory Group PLC	1,331,655	2,378,304
GlobalData PLC	1,406,343	3,327,059
Halma plc	67,657	2,485,208
Intermediate Capital Group PLC	92,284	2,307,438
JTC plc 144A(b)(c)	650,139	7,226,751
Marex Group PLC	124,811	5,535,368
Petershill Partners PLC 144A(b)(c)	1,253,554	3,617,194
Renew Holdings PLC	187,449	1,886,257
Softcat PLC	279,410	6,222,849
Tatton Asset Mgmt	427,145	3,529,701
Volution Group PLC	1,151,876	8,720,169
		88,438,499
United States — 24.88%
4Imprint Group	46,802	2,120,871
Alamo Group, Inc.	16,816	2,807,936
Boot Barn Holdings, Inc.(a)	22,259	2,322,504
Bruker Corporation	66,546	2,665,833
Burlington Stores, Inc.(a)	13,679	3,078,322
Clearwater Analytics Holdings, Inc., Class A(a)	123,749	2,814,052
Core & Main, Inc., Class A(a)	68,173	3,591,353
Elastic N.V.(a)	40,552	3,495,582
Enerpac Tool Group Corporation	68,555	2,767,565
Ensign Group, Inc. (The)	14,026	1,809,214
Esquire Financial Holdings, Inc.	26,320	2,182,454
Five Below, Inc.(a)	53,691	4,074,610
Gentex Corporation	94,418	2,056,424
Global Industrials, Co.	81,614	2,095,848
Grocery Outlet Holding Corporation(a)	282,375	4,741,076
Hackett Group, Inc. (The)	106,950	2,731,503
HealthEquity, Inc.(a)	45,452	3,896,146
Installed Building Products, Inc.	15,346	2,544,827
	Shares	Fair Value
COMMON STOCKS — 99.22% (continued)
United States — 24.88% (continued)
JFrog Ltd.(a)	119,470	$4,034,502
Littelfuse, Inc.	55,770	10,167,429
Mama’s Creations Incorporated(a)	361,201	2,383,927
MarketAxess Holdings, Inc.	11,743	2,602,131
Medpace Holdings, Inc.(a)	6,306	1,944,707
Neogen Corporation(a)	339,123	1,712,571
NV5 Global, Inc.(a)	218,381	4,050,967
P10 Inc	583,810	6,462,777
Pennant Group, Inc. (The)(a)	104,848	2,686,206
Perella Weinberg Partners	195,440	3,355,705
Primoris Services Corporation	54,179	3,249,115
Qualys, Inc.(a)	27,824	3,497,755
RxSight, Inc.(a)	77,068	1,134,441
Silicon Laboratories, Inc.(a)	15,825	1,610,352
Sitime Corporation(a)	7,704	1,131,409
SPS Commerce, Inc.(a)	25,859	3,711,026
Texas Roadhouse, Inc.	20,418	3,388,571
Upwork, Inc.(a)	141,403	1,859,449
Yeti Holdings, Inc.(a)	105,071	2,999,777
		113,778,937
Vietnam — 1.47%
Asia Commercial Bank JSC	3,573,165	3,307,086
Vietnam Technological & Comm Joint-stock Bank	3,363,608	3,404,382
		6,711,468
Total Common Stocks (Cost $384,871,210)		453,530,289

Total Common Stocks/Investments — 99.22% (Cost $384,871,210)		453,530,289

Other Assets in Excess of Liabilities — 0.78%		3,561,458

NET ASSETS — 100.00%		$457,091,747

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $25,663,651, representing 5.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $25,663,651, representing 5.61% of net assets.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 97.90%
Argentina — 0.61%
Globant S.A.(a)	6,360	$747,745

Australia — 2.94%
EQT Holdings Ltd	17,964	372,490
IPD Group Ltd/Australia	178,283	456,814
Kogan.com Ltd	1,357	3,920
MA Financial Group Ltd	264,108	1,118,285
Mader Group Ltd	98,912	402,972
Pinnacle Investment Management Group	75,869	878,683
Steadfast Group Ltd	97,770	367,632
		3,600,796
Belgium — 1.20%
Azelis Group N.V.	21,463	331,922
Melexis NV	10,966	654,604
X-Fab Silicon Foundries S.E. 144A(b)(c)	85,863	475,264
		1,461,790
Brazil — 1.79%
Armac Locacao Logistica	108,500	83,169
BR Advisory Partners	140,000	360,923
Grupo Mateus SA	366,187	496,861
Locaweb Servicos de Internet S(a)	605,768	382,148
Patria Investments Limited	35,404	371,034
Track & Field Co SA	243,400	495,386
		2,189,521
Canada — 1.61%
Aritzia Inc(a)	6,830	240,264
BioSyent, Inc.	31,300	247,506
Descartes Systems Group, Inc. (The)(a)	3,400	358,097
Foran Mining Corp(a)	127,649	312,078
Kinaxis Inc.(a)	4,300	580,693
Richelieu Hardware, Ltd.	9,549	225,904
		1,964,542
China — 3.09%
Angelalign Technology Inc 144A(b)(c)	34,000	213,276
ANTA Sports Products Ltd.	23,400	277,427
Beijing Huafeng Test & Control	24,000	479,175
Bosideng International Holdings, Ltd.	438,000	227,029
Centre Testing Int	209,200	321,072
DPC Dash LTD. 144A(b)(c)	32,300	410,431
Proya Cosmetics Co Ltd	38,800	509,578
Shenzhen Mindray Bio-Medical Electronics Co.	7,400	223,542
Silergy Corp	89,700	1,119,151
		3,780,681
Denmark — 0.34%
Rockwool A/S	9,140	414,737

Finland — 0.21%
Revenio Group Oyj	8,312	259,161

France — 1.99%
Planisware SAS(a)	11,232	304,359
Sidetrade(a)	1,279	334,976
Thermador Groupe	3,093	231,800
	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
France — 1.99% (continued)
Virbac SA	3,434	$1,207,546
Wavestone	6,771	360,429
		2,439,110
Germany — 1.97%
2G Energy AG	10,637	341,904
Atoss Software AG	1,543	231,275
Dermapharm Holding SE	16,500	720,238
Elmos Semiconductor AG	6,912	466,286
Mensch und Maschine Software S	5,895	380,969
Schott Pharma AG & Co	9,587	269,023
		2,409,695
Hong Kong — 1.01%
Plover Bay Tech(b)	1,153,300	791,106
Techtronic Industries Co Limited	44,200	446,806
		1,237,912
India — 4.18%
Bajaj Finance Ltd	5,530	564,457
BLS International Services Ltd(a)	47,707	200,404
Five-Star Business(a)	69,189	577,405
Gulf Oil Lubricants India Ltd.	28,792	404,996
Home First Finance Co India Lt 144A(b)(c)	27,756	403,351
Indigo Paints Ltd	24,500	282,311
Jupiter Life Line Hospitals Lt(a)	12,486	216,621
Kfin Technologies(a)	27,860	394,422
LT Foods Ltd	147,476	604,165
PB Fintech Ltd(a)	19,732	379,117
Prudent Corporate Advisory Ser(a)	14,078	368,674
SJS Enterprises Ltd	46,425	510,117
Supriya Lifescience Ltd	27,767	211,767
		5,117,807
Indonesia — 1.06%
Aspirasi Hidup Ind	14,889,800	479,882
Cisarua Mountain Dairy PT TBK	1,025,000	282,801
Selamat Sempurna Tbk PT	4,927,700	528,392
		1,291,075
Ireland — 0.78%
ICON plc(a)	3,463	524,437
Uniphar PLC	129,030	433,026
		957,463
Israel — 1.36%
CyberArk Software Ltd.(a)	1,754	617,688
Monday.com Ltd(a)	1,215	341,403
Next Vision Stabilized Systems	17,341	455,928
Wix.com Ltd.(a)	1,457	247,093
		1,662,112
Italy — 2.63%
Diasorin SPA	4,252	484,497
Interpump Group SpA	13,560	462,454
Moncler S.p.A.	3,827	234,480
Pharmanutra SpA(a)	12,188	743,440
Recordati SpA	13,558	797,032
Sesa SpA	5,941	499,125
		3,221,028

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
Japan — 10.45%
AZOOM Co Ltd	11,800	$644,822
BayCurrent Consulting, Inc.	23,200	1,248,306
Charm Care Corp KK	26,500	233,442
CrowdWorks Inc	42,700	336,115
eWeLL Co Ltd	33,700	526,061
FP Partner Inc	32,500	552,809
gremz Inc	24,100	398,463
Hennge KK	41,400	496,209
Insource Co Ltd	135,300	860,535
Integral Corp	29,900	567,790
Japan Elevator Service Holdings Company Ltd.	20,700	446,820
Jeol Ltd.	12,900	413,934
Kitz Corporation	43,600	332,827
MarkLines Company Ltd.	36,300	579,347
Maruwa Co Ltd/Aichi(a)	1,600	325,329
Plus Alpha Consulting Company Ltd.	42,900	500,080
PR Times Corp(a)	17,900	283,930
Rakus Co Ltd	21,600	325,617
Rise Consulting Group Inc	65,700	428,898
Sun* Inc	98,000	388,791
Synchro Food Co Ltd	77,900	324,856
System Support, Inc.	34,600	485,640
Tokyo Seimitsu Company Limited	5,800	323,440
ULS Group Inc	16,100	556,493
User Local Inc	49,300	571,234
Visional Inc	10,200	617,196
		12,768,984
Lithuania — 0.27%
Baltic Classifieds Group	74,118	335,872

Luxembourg — 0.64%
Eurofins Scientific S.E.	12,449	783,073

Mexico — 2.02%
BBB Foods Inc(a)	25,460	778,058
Corp Inmobiliaria Vesta SAB de	146,800	401,396
Corporativo Fragua SAB de CV	11,400	290,667
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	46,300	389,050
Regional SAB de cv	87,700	616,714
		2,475,885
Netherlands — 1.99%
Allfunds Group PLC	109,639	616,565
ASM International N.V.	682	328,860
CVC Capital Partners PLC(a)	22,250	394,042
IMCD N.V.	1,897	251,320
Redcare Pharmacy N.V. 144A(b)(c)	1,675	248,971
Topicus.com, Inc.(a)	5,000	598,434
		2,438,192
Norway — 0.94%
Bouvet ASA	70,432	540,899
Medistim ASA	14,562	224,645
	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
Norway — 0.94% (continued)
SmartCraft ASA 144A(a)(b)(c)	157,176	$389,768
		1,155,312
Philippines — 1.70%
International Container Terminal Services, Inc.	64,100	390,873
Philippine Seven Corp	939,780	892,784
Pryce Corp	1,337,000	243,962
Puregold Price Club Inc	956,100	547,542
		2,075,161
Poland — 1.35%
Auto Partner SA	101,318	534,057
Dino Polska SA 144A(a)(b)(c)	5,765	806,682
Shoper Spolka Akcyjna	26,933	304,316
		1,645,055
Singapore — 1.02%
iFast Corporation	163,700	779,643
Riverstone Holdings Ltd.	675,000	467,745
		1,247,388
South Korea — 2.42%
APR Corp/Korea(a)	10,148	536,897
Coupang Inc(a)	10,994	256,930
Eo Technics Co Ltd	2,611	211,520
FNS Tech Co Ltd	38,048	240,330
HPSP Company Ltd.	20,531	323,849
iFamilySC Co Ltd	32,521	476,415
Kinx Inc.	5,054	279,819
LEENO Industrial Inc.	15,705	398,346
Tokai Carbon Korea Co Ltd	3,900	234,834
		2,958,940
Sweden — 4.65%
AddTech A.B.	11,931	400,717
Idun Industrier AB(a)	7,278	256,791
Lifco AB, Class B	6,696	258,981
Momentum Group AB(a)	24,519	404,900
Roko AB(a)	1,966	414,673
RVRC Holding AB	52,813	273,118
Sdiptech AB	53,640	1,199,932
Swedencare AB	134,223	536,077
Swedish Logistic	95,094	388,654
Teqnion AB	19,553	321,679
Vimian Group AB	204,335	823,710
Vitec Software Group	8,799	401,499
		5,680,731
Switzerland — 0.25%
Inficon Holding A.G.	2,930	309,583

Taiwan — 2.19%
91APP, Inc.	154,000	402,052
Acer E-Enabling Service Business, Inc.	38,000	282,689
Asia Vital Components Co., Ltd.	32,000	463,131
ASPEED Technology, Inc.	3,000	280,724
Chroma Ate Inc	32,000	291,953
Sinbon Electronics Co., Limited	56,000	386,026
Sporton International, Inc.	52,868	276,213

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
Taiwan — 2.19% (continued)
Voltronic Power Technology	6,247	$292,280
		2,675,068
United Kingdom — 14.09%
AB Dynamics PLC	21,717	509,429
Advanced Medical Solutions Gro	257,235	661,696
Ashtead Technology Holdings plc	71,438	473,689
B & M European Value Retail SA	463,708	2,079,081
CVS Group plc	70,611	1,012,641
Diploma plc	20,863	1,101,697
dotdigital group plc	321,288	353,708
Elixirr International PLC	110,850	1,093,297
Fevertree Drinks PLC(a)	22,833	241,936
FRP Advisory Group PLC	351,133	627,115
Games Workshop Group PLC	1,301	267,209
Gamma Communications PLC	14,319	254,589
GlobalData PLC	220,296	521,166
Halma plc	6,764	248,458
Hill & Smith Holdings plc	19,724	470,564
Intermediate Capital Group PLC	15,200	380,056
JTC plc 144A(b)(c)	94,100	1,045,987
Keystone Law Group PLC	42,735	291,625
Marex Group PLC	20,264	898,708
Marlowe plc	53,011	241,637
Pensionbee Group PLC(a)	188,669	379,707
Petershill Partners PLC 144A(b)(c)	206,549	596,008
Pollen Street Group Ltd	38,306	373,722
Raspberry PI Ltd(a)	39,967	234,809
Renew Holdings PLC	34,422	346,381
Softcat PLC	19,810	441,196
Tatton Asset Mgmt	130,125	1,075,283
Victorian Plumbing Group PLC	183,100	238,182
Volution Group PLC	64,285	486,664
Warpaint London plc(a)	55,010	274,944
		17,221,184
United States — 25.61%
4Imprint Group	13,806	625,630
Abacus Life Inc(a)	80,450	664,517
Advanced Oxygen Therapy(a)	119,607	127,531
Alamo Group, Inc.	2,307	385,223
APPFOLIO, INC., A(a)	1,071	221,183
Ares Management Corporation, Class A	4,062	619,577
Arizona Sonoran Copper Company, Inc.(a)	313,945	478,287
Barrett Business Services, Inc.	11,522	467,332
Bel Fuse, Inc., Class B	5,045	331,810
BellRing Brands, Inc.(a)	4,200	323,988
Bio-Techne Corporation	10,051	506,068
Blue Owl Capital, Inc.	19,891	368,580
Bowman Consulting Group Limited(a)	12,628	279,331
Bruker Corporation	13,230	529,994
Burlington Stores, Inc.(a)	948	213,338
Clearwater Analytics Holdings, Inc., Class A(a)	24,613	559,700
Cloudflare, Inc., Class A(a)	2,183	263,663
Core & Main, Inc., Class A(a)	11,840	623,731
	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
United States — 25.61% (continued)
Crocs, Inc.(a)	2,621	$252,717
Cross Creek LP(a)(d)	1,008,319	572,039
DexCom, Inc.(a)	7,139	509,582
DigitalOcean Holdings, Inc.(a)	8,925	275,783
Dynatrace, Inc.(a)	8,467	397,695
Elastic N.V.(a)	10,785	929,666
Enerpac Tool Group Corporation	8,533	344,477
Ensign Group, Inc. (The)	1,960	252,820
Esquire Financial Holdings, Inc.	4,261	353,322
Five Below, Inc.(a)	6,801	516,128
Freshpet, Inc.(a)	10,042	738,489
Global Industrial Company	11,298	290,133
Goosehead Insurance, Inc., Class A	3,013	292,894
GQG Partners Inc	275,258	386,148
Grocery Outlet Holding Corporation(a)	15,536	260,849
Hackett Group, Inc. (The)	24,264	619,703
HealthEquity, Inc.(a)	4,159	356,509
Houlihan Lokey, Inc.	2,198	356,252
IDEXX Laboratories, Inc.(a)	1,182	511,392
Insperity, Inc.	4,518	293,715
Installed Building Products, Inc.	1,672	277,268
Iradimed Corporation	4,561	239,042
JFrog Ltd.(a)	28,254	954,138
Kadant, Inc.	910	268,450
Kura Sushi USA, Inc.(a)	4,962	292,163
Littelfuse, Inc.	5,700	1,039,167
Lululemon Athletica, Inc.(a)	3,425	927,387
Mama’s Creations Incorporated(a)	75,244	496,610
Manhattan Associates, Inc.(a)	2,199	390,081
MarketAxess Holdings, Inc.	1,630	361,192
Medpace Holdings, Inc.(a)	810	249,796
Monolithic Power Systems, Inc.	768	455,501
Neogen Corporation(a)	66,703	336,850
NV5 Global, Inc.(a)	24,279	450,376
OrthoPediatrics Corp.(a)	11,443	238,243
P10 Inc	53,415	591,304
Pennant Group, Inc. (The)(a)	9,488	243,083
Perella Weinberg Partners	46,192	793,116
Pjt Partners, Inc., Class A	2,800	396,788
Primoris Services Corporation	6,225	373,313
Qualys, Inc.(a)	3,457	434,579
RxSight, Inc.(a)	16,587	244,161
Ryan Specialty Holdings, Inc.	11,034	722,837
Silicon Laboratories, Inc.(a)	3,530	359,213
SPS Commerce, Inc.(a)	3,048	437,418
Staar Surgical Company(a)	13,302	242,895
Texas Roadhouse, Inc.	1,380	229,025
TPG, Inc.	8,531	396,265
Tradeweb Markets Inc. Class A	2,633	364,144
TWFG Inc(a)	10,612	336,188
Ulta Beauty, Inc.(a)	614	242,923
Upwork, Inc.(a)	26,920	353,998
Valvoline, Inc.(a)	6,393	219,024

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
United States — 25.61% (continued)
Yeti Holdings, Inc.(a)	17,059	$487,034
Zscaler, Inc.(a)	2,683	606,814
		31,150,182
Vietnam — 1.54%
Asia Commercial Bank JSC	585,145	541,572
FPT Corp	105,638	444,749
Hoa Phat Group JSC(a)	358,500	351,809
Vietnam Technological & Comm Joint-stock Bank	541,832	548,399
		1,886,529
Total Common Stocks (Cost $100,326,640)		119,562,313

PREFERRED STOCKS — 0.80%
United States — 0.80%
Gusto Inc. Preferred Series E(a)(d)	32,241	980,126
Total Preferred Stocks (Cost $979,976)		980,126

Total Investments — 98.70% (Cost $101,306,616)		120,542,439

Other Assets in Excess of Liabilities — 1.30%		1,592,976

NET ASSETS — 100.00%		$122,135,415

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $5,769,894, representing 4.72% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $4,978,788, representing 4.07% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 98.41%
Australia — 1.74%
Lovisa Holdings Limited	21,970	$350,850
Pinnacle Investment Management Group	66,398	768,994
Technology One Ltd(a)	19,906	383,303
		1,503,147
Belgium — 1.19%
Melexis NV	17,253	1,029,898

Canada — 1.61%
Descartes Systems Group, Inc. (The)(a)	6,981	735,258
TerraVest Industries Inc(a)	6,300	656,723
		1,391,981
China — 3.04%
Silergy Corp	210,000	2,620,087

France — 1.28%
Virbac SA	3,152	1,108,382

Germany — 3.23%
Atoss Software AG	4,488	672,691
Dermapharm Holding SE	26,580	1,160,238
Schott Pharma AG & Co	33,989	953,773
		2,786,702
India — 2.39%
Devyani International Ltd(a)	212,421	448,610
Jubilant Foodworks Ltd(a)	45,307	383,162
Kfin Technologies(a)	32,087	454,266
PB Fintech Ltd(a)	23,386	449,322
Rainbow Children’s Medicare Ltd	20,185	329,694
		2,065,054
Ireland — 0.87%
ICON plc(a)	4,937	747,659

Israel — 1.38%
CyberArk Software Ltd.(a)	3,381	1,190,653

Italy — 2.15%
Interpump Group SpA	14,279	486,975
Recordati SpA	23,297	1,369,558
		1,856,533
Japan — 8.67%
BayCurrent Consulting, Inc.	33,000	1,775,609
Japan Elevator Service Holdings Company Ltd.	80,500	1,737,633
Jeol Ltd.	26,800	859,955
Maruwa Co Ltd/Aichi(a)	300	60,999
Rakus Co Ltd	55,900	842,685
Tokyo Seimitsu Company Limited	9,000	501,889
Visional Inc	28,000	1,694,263
		7,473,033
Lithuania — 0.65%
Baltic Classifieds Group	124,442	563,919
	Shares	Fair Value
COMMON STOCKS — 98.41% (continued)
Mexico — 3.72%
BBB Foods Inc(a)	30,253	$924,532
Corp Inmobiliaria Vesta SAB de	252,765	691,137
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	113,100	950,357
Wal-Mart de Mexico S.A.B. de C.V.	203,000	643,158
		3,209,184
Netherlands — 6.48%
Allfunds Group PLC	77,609	436,441
ASM International NV	1,103	531,866
BE Semiconductor Industries N.V.	4,143	442,672
CVC Capital Partners PLC(a)	41,145	728,668
IMCD N.V.	9,447	1,251,567
Redcare Pharmacy N.V. 144A(b)(c)	3,047	452,904
Topicus.com, Inc.(a)	14,600	1,747,428
		5,591,546
Norway — 0.40%
Schibsted ASA(a)	12,122	348,374

Poland — 1.85%
Dino Polska SA 144A(a)(b)(c)	11,388	1,593,494

South Korea — 1.74%
Eo Technics Co Ltd	3,608	292,288
HPSP Company Ltd.	24,619	388,332
LEENO Industrial Inc.	32,285	818,886
		1,499,506
Sweden — 5.72%
AddTech A.B.	25,455	854,937
Asker Healthcare Group AB(a)	16,774	148,394
Beijer Ref AB	44,320	675,025
Hemnet Group AB	8,763	300,119
Lagercrantz Group A.B.	35,219	798,785
Lifco AB, Class B	17,044	659,209
Vimian Group AB	169,918	684,969
Vitec Software Group	17,777	811,166
		4,932,604
Switzerland — 0.87%
Inficon Holding A.G.	2,790	294,791
VAT Group A.G. 144A(b)(c)	1,286	458,590
		753,381
Taiwan — 2.59%
ASPEED Technology, Inc.	8,000	748,596
Voltronic Power Technology	31,833	1,489,380
		2,237,976
United Kingdom — 11.22%
B & M European Value Retail SA	733,182	3,287,295
Diploma plc	32,874	1,735,953
Halma plc	21,500	789,748
Hill & Smith Holdings plc	12,891	307,546
JTC plc 144A(b)(c)	158,863	1,765,874
Marex Group PLC	34,255	1,519,209
Softcat PLC	12,043	268,214
		9,673,839

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.41% (continued)
United States — 35.14%
4imprint Group PLC	8,141	$368,916
Ares Management Corporation, Class A	4,533	691,418
Bio-Techne Corporation	10,325	519,864
Bruker Corporation	17,011	681,461
Burlington Stores, Inc.(a)	4,973	1,119,124
Clearwater Analytics Holdings, Inc., Class A(a)	35,944	817,367
Core & Main, Inc., Class A(a)	40,907	2,154,981
Cross Creek LP(a)(d)	1,310,815	743,651
DexCom, Inc.(a)	5,243	374,245
Dynatrace, Inc.(a)	9,709	456,032
Elastic N.V.(a)	7,724	665,809
Enerpac Tool Group Corporation	13,563	547,538
Ensign Group, Inc. (The)	7,077	912,863
Goosehead Insurance, Inc., Class A	6,116	594,536
Grocery Outlet Holding Corporation(a)	52,592	883,020
HealthEquity, Inc.(a)	6,631	568,409
Installed Building Products, Inc.	4,340	719,702
JFrog Ltd.(a)	27,612	932,457
Kadant, Inc.	2,097	618,615
Littelfuse, Inc.	7,314	1,333,415
Lululemon Athletica, Inc.(a)	2,334	631,977
Manhattan Associates, Inc.(a)	4,353	772,179
MarketAxess Holdings, Inc.	2,547	564,390
Medpace Holdings, Inc.(a)	2,065	636,825
Monolithic Power Systems, Inc.	2,293	1,359,978
nVent Electric PLC	10,288	564,914
Perella Weinberg Partners	37,926	651,189
Pjt Partners, Inc., Class A	5,892	834,956
Primoris Services Corporation	24,114	1,446,117
Ryan Specialty Holdings, Inc.	11,228	735,547
Silicon Laboratories, Inc.(a)	8,321	846,745
Sitime Corporation(a)	2,567	376,990
SPS Commerce, Inc.(a)	9,581	1,374,969
Tradeweb Markets Inc. Class A	4,396	607,967
Trex Company, Inc.(a)	9,021	521,594
TWFG Inc(a)	12,559	397,869
Valvoline, Inc.(a)	12,554	430,100
Yeti Holdings, Inc.(a)	19,800	565,290
Zscaler, Inc.(a)	4,742	1,072,498
		30,095,517
Vietnam — 0.48%
Asia Commercial Bank JSC	448,000	414,639

Total Common Stocks (Cost $72,989,262)		84,687,108

PREFERRED STOCKS — 1.33%
United States — 1.33%
Gusto Inc. Preferred Series E(a)(d)	37,637	1,144,165
Total Preferred Stocks (Cost $1,143,989)		1,144,165
Total Investments — 99.74% (Cost $74,133,251)	$85,831,273

Other Assets in Excess of Liabilities — 0.26%	227,702

NET ASSETS — 100.00%	$86,058,975

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $5,221,219, representing 6.05% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $5,221,219, representing 6.05% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.09%
Argentina — 0.76%
Globant S.A.(a)	19,972	$2,348,108

Australia — 1.72%
IPD Group Ltd/Australia	398,222	1,020,363
MA Financial Group Ltd	374,966	1,587,679
Pinnacle Investment Management Group	234,272	2,713,239
		5,321,281
Belgium — 2.54%
Melexis NV	72,031	4,299,810
X-Fab Silicon Foundries S.E. 144A(b)(c)	639,845	3,541,636
		7,841,446
Brazil — 1.52%
Armac Locacao Logistica	1,724,100	1,321,580
Grupo Mateus SA	1,446,100	1,962,144
Patria Investments Limited	134,457	1,409,109
		4,692,833
Canada — 1.87%
Aritzia Inc(a)	65,401	2,300,657
Descartes Systems Group, Inc. (The)(a)	17,000	1,790,486
Richelieu Hardware, Ltd.	70,836	1,675,792
		5,766,935
China — 5.05%
Centre Testing Int	1,670,000	2,563,048
DPC Dash Ltd. 144A(b)(c)	181,000	2,299,937
Proya Cosmetics Co Ltd	156,760	2,058,802
Silergy Corp	694,996	8,671,191
		15,592,978
France — 4.15%
Neurones SA	28,133	1,524,668
Planisware SAS(a)	74,147	2,009,199
Thermador Groupe	28,163	2,110,628
Virbac SA	20,377	7,165,450
		12,809,945
Germany — 6.53%
2G Energy AG	57,492	1,847,957
Atoss Software AG	26,578	3,983,687
Dermapharm Holding SE	90,643	3,956,639
Elmos Semiconductor AG	53,051	3,578,837
Mensch und Maschine Software S	60,651	3,919,622
RENK Group AG	21,636	1,297,179
Schott Pharma AG & Co	56,337	1,580,885
		20,164,806
India — 3.73%
Five-Star Business(a)	293,910	2,452,771
Gulf Oil Lubricants India Ltd.	175,106	2,463,089
Indigo Paints Ltd	162,298	1,870,144
Motherson Sumi Wiring India Ltd	2,715,755	1,790,119
SJS Enterprises Ltd	268,559	2,950,923
		11,527,046
	Shares	Fair Value
COMMON STOCKS — 99.09% (continued)
Indonesia — 1.53%
Aspirasi Hidup Ind	52,125,900	$1,679,961
Cisarua Mountain Dairy PT TBK	3,310,700	913,434
Selamat Sempurna Tbk PT	13,733,900	1,472,671
Ultrajaya Milk Industry & Trad	7,931,000	661,713
		4,727,779
Ireland — 1.05%
ICON plc(a)	9,919	1,502,133
Uniphar PLC	521,373	1,749,733
		3,251,866
Italy — 3.34%
Interpump Group SpA	135,739	4,629,285
Recordati SpA	66,061	3,883,518
Sesa SpA	21,604	1,815,030
		10,327,833
Japan — 17.45%
BayCurrent Consulting, Inc.	94,100	5,063,174
Charm Care Corp KK	220,400	1,941,531
CrowdWorks Inc	275,500	2,168,608
Cyber Security Cloud Inc(a)	112,600	1,340,139
eWeLL Co Ltd	65,600	1,024,025
gremz Inc	95,700	1,582,278
Hennge KK	406,300	4,869,801
Insource Co Ltd	639,900	4,069,893
Integral Corp	280,800	5,332,292
Japan Elevator Service Holdings Company Ltd.	164,800	3,557,290
Jeol Ltd.	47,900	1,537,010
Kitz Corp	292,100	2,229,787
MarkLines Company Ltd.	257,900	4,116,079
Plus Alpha Consulting	156,200	1,820,803
Rakus Co Ltd	56,400	850,223
Sun* Inc	329,500	1,307,210
Synchro Food Co Ltd	240,100	1,001,257
Tokyo Seimitsu Company Limited	47,900	2,671,166
ULS Group Inc	59,900	2,070,430
Visional Inc	87,700	5,306,672
		53,859,668
Luxembourg — 1.61%
Eurofins Scientific S.E.	55,288	3,477,753
Sword Group	42,600	1,509,354
		4,987,107
Mexico — 1.41%
Regional SAB de cv	363,400	2,555,462
Vesta Real Estate Corporation – ADR	64,778	1,776,213
		4,331,675
Netherlands — 2.58%
Allfunds Group PLC	536,273	3,015,775
Redcare Pharmacy N.V. 144A(b)(c)	17,300	2,571,463
Topicus.com, Inc.(a)	19,900	2,381,769
		7,969,007
Norway — 0.90%
Bouvet ASA	223,730	1,718,189
SmartCraft ASA 144A(a)(b)(c)	428,058	1,061,506
		2,779,695

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.09% (continued)
Philippines — 0.65%
Puregold Price Club Inc	3,512,900	$2,011,779

Poland — 2.07%
Dino Polska SA 144A(a)(b)(c)	31,669	4,431,364
Inter Cars SA	13,017	1,963,348
		6,394,712
Singapore — 1.92%
iFast Corporation	408,400	1,945,060
Kulicke & Soffa Industries, Inc.	56,978	1,836,401
Riverstone Holdings Ltd.	3,098,800	2,147,330
		5,928,791
South Korea — 2.03%
Eo Technics Co Ltd	17,162	1,390,314
HPSP Company Ltd.	79,257	1,250,172
LEENO Industrial Inc.	82,455	2,091,414
SOLUM Co Ltd(a)	132,762	1,532,594
		6,264,494
Sweden — 5.29%
AddTech A.B.	49,896	1,675,818
Beijer Ref AB	160,616	2,446,297
RVRC Holding AB	268,300	1,387,489
Sdiptech AB	167,547	3,748,046
Swedencare AB	391,666	1,564,284
Swedish Logistic	527,307	2,155,128
Vimian Group AB	835,663	3,368,702
		16,345,764
Taiwan — 3.21%
ASPEED Technology, Inc.	17,000	1,590,767
Sinbon Electronics Co., Limited	349,000	2,405,770
Sporton International, Inc.	1,134,338	5,926,439
		9,922,976
United Kingdom — 23.22%
AB Dynamics PLC	66,020	1,548,671
Advanced Medical Solutions Gro	862,025	2,217,420
Ashtead Technology Holdings plc	308,581	2,046,129
B & M European Value Retail SA	2,240,043	10,043,456
CVS Group plc	386,000	5,535,673
Diploma plc	123,326	6,512,383
Endava plc - ADR(a)	49,911	908,879
FRP Advisory Group PLC	1,096,387	1,958,121
GlobalData PLC	847,904	2,005,931
Halma plc	49,394	1,814,363
Hill & Smith Holdings plc	83,320	1,987,802
Intermediate Capital Group PLC	93,989	2,350,069
JTC plc 144A(b)(c)	825,565	9,176,735
Marex Group PLC	65,712	2,914,327
Petershill Partners PLC 144A(b)(c)	974,152	2,810,965
Renew Holdings PLC	176,211	1,773,172
Softcat PLC	178,403	3,973,283
Tatton Asset Mgmt	289,542	2,392,622
Volution Group PLC	1,090,973	8,259,109
YouGov PLC	386,742	1,474,206
		71,703,316
	Shares	Fair Value
COMMON STOCKS — 99.09% (continued)
United States — 0.80%
JFrog Ltd.(a)	72,952	$2,463,589

Vietnam — 2.16%
Asia Commercial Bank JSC	3,076,180	2,847,109
FPT Corp	440,177	1,853,199
Vietnam Technological & Comm Joint-stock Bank	1,961,346	1,985,122
		6,685,430
Total Common Stocks (Cost $255,423,378)		306,020,859

Total Common Stocks/Investments — 99.09% (Cost $255,423,378)		306,020,859

Other Assets in Excess of Liabilities — 0.91%		2,809,722

NET ASSETS — 100.00%		$308,830,581

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $25,893,606, representing 8.39% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $25,893,606, representing 8.39% of net assets.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.41%
Argentina — 0.51%
Globant S.A.(a)	61,998	$7,289,105

Australia — 2.18%
Lovisa Holdings Limited	443,275	7,078,884
Pinnacle Investment Management Group	1,544,775	17,890,930
Technology One Ltd(a)	331,632	6,385,791
		31,355,605
Belgium — 2.53%
Azelis Group N.V.	707,542	10,942,033
Melexis NV	424,923	25,365,301
		36,307,334
Canada — 4.98%
Aritzia Inc(a)	335,019	11,785,199
Constellation Software, Inc.	2,507	9,036,116
Descartes Systems Group, Inc. (The)(a)	137,827	14,516,314
Kinaxis Inc.(a)	72,823	9,834,378
Lumine Group, Inc.(a)	188,300	6,088,471
Stantec, Inc.	113,320	9,947,346
TerraVest Industries Inc(a)	99,600	10,382,482
		71,590,306
China — 2.91%
Silergy Corp.	3,352,805	41,831,628

France — 1.51%
Virbac SA	61,810	21,735,115

Germany — 3.67%
AIXTRON SE	430,838	5,771,373
Atoss Software AG	97,498	14,613,646
Dermapharm Holding SE	460,437	20,098,440
Schott Pharma AG & Co	438,339	12,300,329
		52,783,788
India — 3.86%
Bajaj Finance Ltd	112,525	11,485,631
Devyani International Ltd(a)	3,593,257	7,588,570
Jubilant Foodworks Ltd(a)	911,172	7,705,804
Kfin Technologies(a)	1,035,160	14,655,071
PB Fintech Ltd(a)	443,076	8,512,957
Rainbow Children’s Medicare Ltd	335,685	5,482,951
		55,430,984
Ireland — 1.15%
ICON plc(a)	109,295	16,551,635

Israel — 1.65%
CyberArk Software Ltd.(a)	67,424	23,744,036

Italy — 3.40%
Interpump Group SpA	446,610	15,231,325
Recordati SpA	573,187	33,695,857
		48,927,182
	Shares	Fair Value
COMMON STOCKS — 99.41% (continued)
Japan — 10.81%
BayCurrent Consulting, Inc.	759,910	$40,887,964
Japan Elevator Service Holdings Company Ltd	1,461,716	31,551,874
Jeol Ltd.	472,550	15,163,128
Maruwa Co Ltd/Aichi(a)	8,300	1,687,643
Rakus Co Ltd	1,294,100	19,508,386
Tokyo Seimitsu Company Limited	151,662	8,457,502
Visional Inc	629,501	38,090,713
		155,347,210
Lithuania — 0.80%
Baltic Classifieds Group	2,528,667	11,458,860

Luxembourg — 1.63%
Eurofins Scientific S.E.	373,128	23,470,682

Malaysia — 0.28%
Frontken Corporation Bhd.	5,048,900	4,095,284

Mexico — 5.40%
BBB Foods Inc(a)	642,881	19,646,443
Corp Inmobiliaria Vesta SAB de	6,601,429	18,050,322
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	1,722,076	14,470,282
Wal-Mart de Mexico S.A.B. de C.V.	8,053,376	25,515,233
		77,682,280
Netherlands — 7.90%
Allfunds Group PLC	1,323,469	7,442,637
ASM International NV	20,306	9,791,544
BE Semiconductor Industries N.V.	79,589	8,503,931
CVC Capital Partners PLC(a)	844,005	14,947,118
IMCD N.V.	203,954	27,020,436
Redcare Pharmacy N.V. 144A(b)(c)	96,224	14,302,683
Topicus.com, Inc.(a)	263,749	31,567,299
		113,575,648
New Zealand — 0.53%
Xero Ltd.(a)	72,570	7,632,611

Norway — 1.02%
Kongsberg Gruppen ASA	46,234	7,412,379
Schibsted ASA(a)	254,295	7,308,177
		14,720,556
Poland — 2.35%
Dino Polska SA 144A(a)(b)(c)	241,428	33,782,416

South Korea — 2.61%
APR Corp/Korea(a)	120,140	6,356,212
Eo Technics Co Ltd	87,537	7,091,477
HPSP Company Ltd.	628,901	9,920,062
LEENO Industrial Inc.	558,011	14,153,561
		37,521,312

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
April 30, 2025 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.41% (continued)
Sweden — 7.73%
AddTech A.B.	603,707	$20,276,231
Asker Healthcare Group AB(a)	279,812	2,475,398
Beijer Ref AB	630,101	9,596,890
Hemnet Group AB	186,799	6,397,570
Lagercrantz Group AB	671,261	15,224,551
Lifco AB, Class B	378,525	14,640,179
Roko AB(a)	63,173	13,324,617
Vimian Group AB	2,891,546	11,656,323
Vitec Software Group	383,016	17,477,046
		111,068,805
Switzerland — 1.25%
Belimo Holding AG	9,449	7,991,617
VAT Group A.G. 144A(b)(c)	27,961	9,970,947
		17,962,564
Taiwan — 4.45%
ASPEED Technology, Inc.	187,145	17,512,009
Chroma Ate Inc	801,000	7,307,938
Sinbon Electronics Co., Limited	1,082,000	7,458,578
Voltronic Power Technology	677,490	31,697,910
		63,976,435
United Kingdom — 15.02%
B & M European Value Retail SA	13,849,087	62,093,761
CVS Group plc	789,363	11,320,351
Diploma plc	749,192	39,562,018
Halma plc	711,721	26,143,266
Hill & Smith Holdings plc	454,196	10,835,955
Intermediate Capital Group PLC	582,631	14,567,910
JTC plc 144A(b)(c)	1,939,060	21,554,013
Marex Group PLC	534,006	23,683,166
Softcat PLC	267,962	5,967,886
		215,728,326
United States — 8.63%
4imprint Group PLC	215,357	9,759,077
Ashtead Group PLC	130,178	6,922,793
Bruker Corporation	320,155	12,825,409
Cloudflare, Inc., Class A(a)	87,460	10,563,419
Elastic N.V.(a)	88,734	7,648,871
JFrog Ltd.(a)	752,877	25,424,656
Lululemon Athletica, Inc.(a)	79,477	21,519,987
Monolithic Power Systems, Inc.	36,570	21,689,667
nVent Electric PLC	140,338	7,705,960
		124,059,839
Vietnam — 0.65%
Asia Commercial Bank JSC	10,058,950	9,309,900

Total Common Stocks (Cost $1,230,211,571)		1,428,939,446
Total Common Stocks/Investments — 99.41% (Cost $1,230,211,571)	$1,428,939,446

Other Assets in Excess of Liabilities — 0.59%	8,480,479

NET ASSETS — 100.00%	$1,437,419,925

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $94,080,341, representing 6.55% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $94,080,341, representing 6.55% of net assets.

See accompanying notes to financial statements.

Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
April 30, 2025

	Shares	Fair Value
COMMON STOCKS — 98.78%
Argentina — 0.53%
Globant S.A.(a)	5,606	$659,097

Canada — 1.86%
Aritzia Inc(a)	32,500	1,143,275
Kinaxis Inc.(a)	8,700	1,174,891
		2,318,166
Ireland — 1.55%
ICON plc(a)	12,791	1,937,069

Israel — 1.98%
CyberArk Software Ltd.(a)	7,010	2,468,642

Mexico — 3.65%
BBB Foods Inc(a)	74,149	2,265,993
Grupo Cementos de Chihuahua, S.A.B. de C.V 144A(a)(b)(c)	273,000	2,293,968
		4,559,961
United Kingdom — 2.50%
Marex Group PLC	70,468	3,125,256

United States — 86.71%
4imprint Group PLC	37,718	1,709,222
Alamo Group, Inc.	8,730	1,457,735
Ares Management Corporation, Class A	16,770	2,557,928
Ashtead Group PLC	32,400	1,723,014
BellRing Brands, Inc.(a)	15,894	1,226,063
Bio-Techne Corporation	24,382	1,227,634
Boot Barn Holdings, Inc.(a)	6,449	672,889
Bruker Corporation	39,838	1,595,910
Burlington Stores, Inc.(a)	11,694	2,631,618
Clearwater Analytics Holdings, Inc., Class A(a)	95,786	2,178,174
Cloudflare, Inc., Class A(a)	12,270	1,481,971
Core & Main, Inc., Class A(a)	75,022	3,952,159
Cross Creek LP(a)(d)	705,823	400,427
DexCom, Inc.(a)	18,513	1,321,458
Dynatrace, Inc.(a)	21,588	1,013,988
Elastic N.V.(a)	21,134	1,821,751
Enerpac Tool Group Corporation	41,013	1,655,695
Ensign Group, Inc. (The)	13,390	1,727,176
FormFactor, Inc.(a)	22,236	625,721
Freshpet, Inc.(a)	9,640	708,926
Gentex Corporation	23,284	507,126
Goosehead Insurance, Inc., Class A	22,676	2,204,334
Grocery Outlet Holding Corporation(a)	159,931	2,685,241
HealthEquity, Inc.(a)	24,173	2,072,110
Houlihan Lokey, Inc.	5,895	955,462
IDEXX Laboratories, Inc.(a)	5,558	2,404,670
Installed Building Products, Inc.	12,290	2,038,051
JFrog Ltd.(a)	76,479	2,582,696
Kadant, Inc.	5,672	1,673,240
LeMaitre Vascular, Inc.	10,305	935,076
Littelfuse, Inc.	16,154	2,945,035
Loar Holdings, Inc.(a)	10,733	1,015,127
	Shares	Fair Value
COMMON STOCKS — 98.78% (continued)
United States — 86.71% (continued)
Lululemon Athletica, Inc.(a)	9,029	$2,444,782
Mama’s Creations Incorporated(a)	412,621	2,723,299
Manhattan Associates, Inc.(a)	10,659	1,890,800
MarketAxess Holdings, Inc.	7,910	1,752,777
Marvell Technology, Inc.	14,352	837,726
Medpace Holdings, Inc.(a)	4,559	1,405,950
Modine Manufacturing Company(a)	15,709	1,282,482
Monolithic Power Systems, Inc.	5,728	3,397,277
Morningstar, Inc.	2,559	728,598
Neogen Corporation(a)	119,244	602,182
nVent Electric PLC	28,559	1,568,175
P10 Inc.	79,175	876,467
Pennant Group, Inc. (The)(a)	52,118	1,335,263
Perella Weinberg Partners	127,488	2,188,969
Pjt Partners, Inc., Class A	16,123	2,284,790
Primoris Services Corporation	57,405	3,442,577
Quanta Services, Inc.	4,772	1,396,717
Ryan Specialty Holdings, Inc.	29,126	1,908,044
Silicon Laboratories, Inc.(a)	19,482	1,982,488
Sitime Corporation(a)	4,760	699,054
SPS Commerce, Inc.(a)	25,737	3,693,518
Texas Roadhouse, Inc.	13,611	2,258,882
TPG, Inc.	47,764	2,218,638
Tradeweb Markets Inc. Class A	16,531	2,286,237
Trex Company, Inc.(a)	28,364	1,640,006
TWFG Inc(a)	25,828	818,231
Upwork, Inc.(a)	94,328	1,240,413
Valvoline, Inc.(a)	44,770	1,533,820
Yeti Holdings, Inc.(a)	58,884	1,681,138
Zscaler, Inc.(a)	9,867	2,231,619
		108,058,546
Total Common Stocks (Cost $118,553,483)		123,126,737

PREFERRED STOCKS — 0.50%
United States — 0.50%
Gusto Inc. Preferred Series E(a)(d)	20,595	626,088
Total Preferred Stocks (Cost $625,992)		626,088

Total Investments — 99.28% (Cost $119,179,475)		123,752,825

Other Assets in Excess of Liabilities — 0.72%		896,615

NET ASSETS — 100.00%		$124,649,440

See accompanying notes to financial statements.

Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
April 30, 2025 (Continued)

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2025, these securities had a total aggregate market value of $2,293,968, representing 1.84% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total aggregate market value of $2,293,968, representing 1.84% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

Grandeur Peak Funds®	Statements of Assets and Liabilities
April 30, 2025

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
ASSETS
Investments, at cost	$132,282,395	$121,292,417	$11,377,917	$37,387,519	$384,871,210
Investments, at value	$159,688,973	$134,258,414	$11,507,365	$43,889,447	$453,530,289
Cash held at custodian	-	-	45,899	1,409,952	932,649
Foreign currency at fair value (Cost $453,601, $70,742, $2,504, $7,798 and $156,555)	448,975	70,356	2,503	7,798	158,732
Receivable for investments sold	3,583,741	2,252,362	22,413	269,563	4,680,393
Receivable for Fund shares sold	1,000	153,621	-	60	38,315
Dividends and interest receivable	367,308	537,243	20,131	87,262	1,293,208
Prepaid distribution fees - investor class	1,038	-	-	-	-
Prepaid expenses and other assets	962	4,171	13,502	2,941	15,169
TOTAL ASSETS	164,091,997	137,276,167	11,611,813	45,667,023	460,648,755

LIABILITIES
Due to custodian	2,286,604	1,517,530	-	-	-
Payable for investments purchased	744,860	329,292	22,005	614,840	2,534,424
Payable for Fund shares repurchased	523,336	45,624	-	3,300	419,684
Management fees payable	153,429	113,336	21,556	59,537	383,471
Distribution (12b-1) fees payable	-	-	-	-	5,716
Foreign Cap Gain Tax payable	468,373	33,437	9,579	6,200	110,114
Payable to related parties	29,733	21,862	5,144	12,692	75,807
Accrued expenses and other liabilities	73,866	35,047	27,585	16,886	27,792
TOTAL LIABILITIES	4,280,201	2,096,128	85,869	713,455	3,557,008
NET ASSETS	$159,811,796	$135,180,039	$11,525,944	$44,953,568	$457,091,747

NET ASSETS CONSISTS OF
Paid in capital	$130,828,104	$118,371,584	$13,448,185	$38,482,117	$400,586,988
Total distributable earnings (losses)	28,983,692	16,808,455	(1,922,241)	6,471,451	56,504,759
NET ASSETS	$159,811,796	$135,180,039	$11,525,944	$44,953,568	$457,091,747

PRICING OF SHARES:
Investor Class
Net Assets	$4,664,021	$-	$-	$-	$26,058,608
Shares of beneficial interest outstanding(a)	409,221	-	-	-	8,011,406
Net Asset Value, offering and redemption price per share	$11.40	$-	$-	$-	$3.25

Institutional Class
Net Assets	$155,147,775	$135,180,039	$11,525,944	$44,953,568	$431,033,139
Shares of beneficial interest outstanding(a)	13,459,362	8,241,410	1,467,018	3,070,915	129,244,067
Net Asset Value, offering and redemption price per share	$11.53	$16.40	$7.86	$14.64	$3.34

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Assets and Liabilities
April 30, 2025

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
ASSETS
Investments, at cost	$101,306,616	$74,133,251	$255,423,378	$1,230,211,571	$119,179,475
Investments, at value	$120,542,439	$85,831,273	$306,020,859	$1,428,939,446	$123,752,825
Cash held at custodian	1,244,475	13,106	612,719	46,444,959	1,263,483
Foreign currency at fair value (Cost $10,532, $36, $593,621, $216,053 and $2)	10,095	36	597,546	212,117	2
Receivable for investments sold	1,492,521	172,855	1,725,207	15,294,890	607,768
Receivable for Fund shares sold	11,423	50,656	8,889	733,600	34,005
Dividends and interest receivable	330,906	218,206	1,372,271	3,569,539	7,987
Prepaid expenses and other assets	9,517	11,820	16,646	64,434	36,866
TOTAL ASSETS	123,641,376	86,297,952	310,354,137	1,495,258,985	125,702,936

LIABILITIES
Payable for investments purchased	984,476	60,778	1,007,522	9,357,223	416,397
Payable for Fund shares repurchased	210,476	32,865	69,173	45,668,455	540,850
Management fees payable	155,188	56,866	256,347	792,326	62,784
Distribution (12b-1) fees payable	262	-	6,669	-	-
Payable to related parties	10,426	21,255	35,426	158,453	18,496
Foreign Cap Gain Tax payable	108,550	37,613	95,072	1,705,910	-
Accrued expenses and other liabilities	36,583	29,600	53,347	156,693	14,969
TOTAL LIABILITIES	1,505,961	238,977	1,523,556	57,839,060	1,053,496
NET ASSETS	$122,135,415	$86,058,975	$308,830,581	$1,437,419,925	$124,649,440

Composition of Net Assets:
Paid in capital	$96,532,379	$95,491,712	$263,855,028	$1,375,846,906	$142,439,087
Total distributable earnings (losses)	25,603,036	(9,432,737)	44,975,553	61,573,019	(17,789,647)
NET ASSETS	$122,135,415	$86,058,975	$308,830,581	$1,437,419,925	$124,649,440

PRICING OF SHARES
Investor Class
Net Assets	$14,234,106	$13,708,460	$13,741,711	$12,980,673	$-
Shares of beneficial interest outstanding(a)	955,359	896,361	4,370,669	787,808	-
Net Asset Value, offering and redemption price per share	$14.90	$15.29	$3.14	$16.48	$-

Institutional Class
Net Assets	$107,901,309	$72,350,515	$295,088,870	$1,424,439,252	$124,649,440
Shares of beneficial interest outstanding(a)	7,156,608	4,649,064	92,870,839	85,731,905	6,965,289
Net Asset Value, offering and redemption price per share	$15.08	$15.56	$3.18	$16.62	$17.90

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
April 30, 2025

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
INVESTMENT INCOME
Dividends	$8,532,256	$6,395,389	$234,569	$998,298	$12,317,074
Interest	213,727	131,513	5,008	6,370	229,180
Less: Foreign dividend withholding taxes	(672,019)	(282,134)	(21,131)	(96,332)	(932,909)
TOTAL INVESTMENT INCOME	8,073,964	6,244,768	218,446	908,336	11,613,345

EXPENSES
Investment advisor fees	3,928,255	1,542,094	133,952	666,632	6,884,552
Distribution (12b-1) fees:
Distribution and service fees - Investor Class	15,490	-	-	-	89,384
Custodian fees	248,045	88,904	11,848	45,040	174,484
Administrative fees	106,106	61,270	15,254	28,697	175,989
Registration fees	54,750	32,375	22,375	40,450	53,100
Transfer agent fees	46,814	26,747	1,532	28,684	57,555
Audit fees	55,785	45,085	42,835	43,834	49,190
Trustees fees and expenses	11,696	11,893	11,932	11,917	11,450
Chief compliance officer fees	8,902	8,466	69	7,461	10,869
Printing fees	6,567	984	1,917	3,123	17,059
Insurance expense	2,191	1,095	731	731	2,922
Legal fees	6,602	4,099	1,909	380	16,931
Other expenses	15,384	10,313	2,689	3,216	29,843
TOTAL EXPENSES	4,506,587	1,833,325	247,043	880,165	7,573,328

Less: Fees waived/reimbursed by the investment advisor	(76,347)	-	(94,840)	-	(299,447)
Plus: Recapture of fees previously waived	-	4,570	-	3,837	-
NET EXPENSES	4,430,240	1,837,895	152,203	884,002	7,273,881

NET INVESTMENT INCOME	3,643,724	4,406,873	66,243	24,334	4,339,464

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	4,708,275	12,485,647	71,444	2,604,475	(6,617,172)
Foreign currency transactions	(231,975)	(60,103)	(2,617)	7,540	(50,397)
Net realized gain (loss)	4,476,300	12,425,544	68,827	2,612,015	(6,667,569)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,482,435)	4,557,497	386,066	1,664,594	(10,118,853)
Foreign currency translations	5,819	19,798	784	4,102	61,747
Net change in unrealized appreciation (depreciation)	(24,476,616)	4,577,295	386,850	1,668,696	(10,057,106)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(20,000,316)	17,002,839	455,677	4,280,711	(16,724,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,356,592)	$21,409,712	$521,920	$4,305,045	$(12,385,211)

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
April 30, 2025

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
INVESTMENT INCOME
Dividends	$3,891,414	$1,575,730	$11,613,210	$26,618,743	$912,079
Interest	56,905	19,670	101,644	672,141	76,325
Less: Foreign dividend withholding taxes	(286,984)	(128,927)	(976,526)	(2,819,547)	(520)
TOTAL INVESTMENT INCOME	3,661,335	1,466,473	10,738,328	24,471,337	987,884

EXPENSES
Investment advisor fees	1,994,682	942,986	5,318,736	12,799,566	1,022,527
Distribution and service fees - Investor Class	45,762	43,186	42,437	41,940	-
Custodian fees	127,074	95,491	179,123	473,706	24,396
Administrative fees	16,839	51,806	138,554	513,933	52,566
Transfer agent fees	1,255	46,801	46,301	110,454	27,784
Registration fees	50,600	88,225	51,025	64,700	31,975
Audit fees	46,655	46,977	51,183	59,555	28,757
Trustees fees and expenses	11,805	11,848	11,618	10,991	11,892
Printing fees	28,663	8,427	9,272	251,740	4,825
Legal fees	5,932	2,712	12,261	48,935	3,623
Chief compliance officer fees	8,435	7,945	9,958	17,737	8,453
Insurance expense	2,922	1,825	2,191	7,834	1,825
Other expenses	10,116	7,287	21,599	89,235	7,489
TOTAL EXPENSES	2,350,740	1,355,516	5,894,258	14,490,326	1,226,112

Less: Fees waived/reimbursed by the investment advisor	(49,877)	(17,226)	(115,151)	(246,979)	(22,637)
NET EXPENSES	2,300,863	1,338,290	5,779,107	14,243,347	1,203,475

NET INVESTMENT INCOME (LOSS)	1,360,472	128,183	4,959,221	10,227,990	(215,591)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	14,952,868	14,165,954	(3,287,277)	426,007	10,974,520
Foreign currency transactions	(22,852)	(50,305)	(180,326)	(998,050)	(6,884)
Net realized gain (loss) from:	14,930,016	14,115,649	(3,467,603)	(572,043)	10,967,636
Net change in unrealized appreciation (depreciation) on:
Investments	(8,986,243)	(10,945,935)	3,708,175	(13,714,172)	(11,778,580)
Foreign currency translations	16,750	12,963	93,790	198,400	(97)
Net change in unrealized appreciation (depreciation)	(8,969,493)	(10,932,972)	3,801,965	(13,515,772)	(11,778,677)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	5,960,523	3,182,677	334,362	(14,087,815)	(811,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,320,995	$3,310,860	$5,293,583	$(3,859,825)	$(1,026,632)

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$3,643,724	$2,987,279
Net realized gain	4,476,300	5,683,835
Net change in unrealized appreciation (depreciation)	(24,476,616)	2,952,975
Net increase (decrease) in net assets resulting from operations	(16,356,592)	11,624,089

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(104,135)	(307,551)
Institutional Class	(5,869,475)	(15,936,503)
Net decrease in net assets from distributions	(5,973,610)	(16,244,054)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	127,420	130,592
Institutional Class	12,151,901	51,217,262

Distributions reinvested:
Investor Class	96,504	289,662
Institutional Class	5,297,696	15,045,772

Redemption fees:
Investor Class	-	55
Institutional Class	7,640	8,668

Cost of shares redeemed:
Investor Class	(2,356,091)	(1,836,182)
Institutional Class	(179,764,441)	(139,293,803)
Net increase (decrease) from shares of beneficial interest	(164,439,371)	(74,437,974)

NET DECREASE IN NET ASSETS	(186,769,573)	(79,057,939)

NET ASSETS
Beginning of Year	346,581,369	425,639,308
End of Year	$159,811,796	$346,581,369

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	10,225	10,282
Issued to shareholders in reinvestment of distributions	8,241	23,025
Redeemed	(194,238)	(144,968)
Net decrease in share transactions	(175,772)	(111,661)

Institutional Class
Issued	992,349	3,984,097
Issued to shareholders in reinvestment of distributions	447,819	1,182,844
Redeemed	(15,028,937)	(10,882,022)
Net decrease in share transactions	(13,588,769)	(5,715,081)

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$4,406,873	$3,140,123
Net realized gain	12,425,544	10,502,520
Net change in unrealized appreciation	4,577,295	6,764,581
Net increase in net assets resulting from operations	21,409,712	20,407,224

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(10,667,419)	(2,725,193)
Net decrease in net assets from distributions	(10,667,419)	(2,725,193)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	41,219,752	38,932,301

Distributions reinvested:
Institutional Class	10,280,019	2,697,004

Redemption fees:
Institutional Class	2,177	7,235

Cost of shares redeemed:
Institutional Class	(68,727,459)	(35,060,959)
Net increase (decrease) from shares of beneficial interest	(17,225,511)	6,575,581

NET INCREASE (DECREASE) IN NET ASSETS	(6,483,218)	24,257,612

NET ASSETS
Beginning of Year	141,663,257	117,405,645
End of Year	$135,180,039	$141,663,257

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	2,538,668	2,781,445
Issued to shareholders in reinvestment of distributions	641,699	184,980
Redeemed	(4,309,231)	(2,450,862)
Net increase (decrease) in share transactions	(1,128,864)	515,563

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$66,243	$51,108
Net realized gain (loss)	68,827	(461,342)
Net change in unrealized appreciation	386,850	894,245
Net increase in net assets resulting from operations	521,920	484,011

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(137,008)	(79,438)
Net decrease in net assets from distributions	(137,008)	(79,438)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	320,074	473,086

Distributions reinvested:
Institutional Class	136,060	76,664

Redemption fees:
Institutional Class	31	41

Cost of shares redeemed:
Institutional Class	(1,209,356)	(1,504,003)
Net increase (decrease) from shares of beneficial interest	(753,191)	(954,212)

NET DECREASE IN NET ASSETS	(368,279)	(549,639)

NET ASSETS
Beginning of Year	11,894,223	12,443,862
End of Year	$11,525,944	$11,894,223

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	39,983	58,585
Issued to shareholders in reinvestment of distributions	17,007	9,741
Redeemed	(152,445)	(197,704)
Net decrease in share transactions	(95,455)	(129,378)

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$24,334	$96,055
Net realized gain	2,612,015	474,309
Net change in unrealized appreciation	1,668,696	2,427,048
Net increase in net assets resulting from operations	4,305,045	2,997,412

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(229,518)	-
Net decrease in net assets from distributions	(229,518)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	3,346,890	2,414,971

Distributions reinvested:
Institutional Class	218,295	-

Redemption fees:
Institutional Class	22	148

Cost of shares redeemed:
Institutional Class	(6,993,837)	(6,337,562)
Net increase (decrease) from shares of beneficial interest	(3,428,630)	(3,922,443)

NET INCREASE (DECREASE) IN NET ASSETS	646,897	(925,031)

NET ASSETS
Beginning of Year	44,306,671	45,231,702
End of Year	$44,953,568	$44,306,671

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	237,713	217,591
Issued to shareholders in reinvestment of distributions	15,405	-
Redeemed	(497,550)	(537,580)
Net decrease in share transactions	(244,432)	(319,989)

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$4,339,464	$3,501,505
Net realized gain (loss)	(6,667,569)	32,661,888
Net change in unrealized depreciation	(10,057,106)	(40,890,282)
Net decrease in net assets resulting from operations	(12,385,211)	(4,726,889)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Class	(343,813)	(240,600)
Institutional Class	(6,925,784)	(4,110,106)
Total Return of Capital
Investor Class	(110,799)	-
Institutional Class	(2,231,948)	-
Net decrease in net assets from distributions	(9,612,344)	(4,350,706)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	2,303,948	3,775,154
Institutional Class	91,189,774	46,896,007

Distributions reinvested:
Investor Class	450,792	239,488
Institutional Class	8,298,797	3,696,674

Redemption fees:
Investor Class	608	3,216
Institutional Class	1,462	5,813

Cost of shares redeemed:
Investor Class	(19,746,903)	(31,883,146)
Institutional Class	(169,991,491)	(123,286,257)
Net increase (decrease) from shares of beneficial interest	(87,493,013)	(100,553,051)

NET DECREASE IN NET ASSETS	(109,490,568)	(109,630,646)

NET ASSETS
Beginning of Year	566,582,315	676,212,961
End of Year	$457,091,747	$566,582,315

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	681,297	1,103,292
Issued to shareholders in reinvestment of distributions	135,781	65,975
Redeemed	(5,777,437)	(9,369,243)
Net decrease in share transactions	(4,960,359)	(8,199,976)

Institutional Class
Issued	24,936,176	13,503,420
Issued to shareholders in reinvestment of distributions	2,433,665	993,730
Redeemed	(49,512,119)	(35,104,671)
Net decrease in share transactions	(22,142,278)	(20,607,521)

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$1,360,472	$1,015,071
Net realized gain	14,930,016	14,827,395
Net change in depreciation	(8,969,493)	(6,940,733)
Net increase in net assets resulting from operations	7,320,995	8,901,733

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(941,713)	(34,521)
Institutional Class	(8,698,493)	(802,719)
Net decrease in net assets from distributions	(9,640,206)	(837,240)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	1,386,352	1,904,687
Institutional Class	22,935,049	27,488,195

Distributions reinvested:
Investor Class	940,245	24,470
Institutional Class	8,379,268	733,778

Redemption fees:
Investor Class	508	91
Institutional Class	909	2,279

Cost of shares redeemed:
Investor Class	(8,846,478)	(9,275,472)
Institutional Class	(108,787,555)	(85,536,640)
Net increase (decrease) from shares of beneficial interest	(83,991,702)	(64,658,612)

NET DECREASE IN NET ASSETS	(86,310,913)	(56,594,119)

NET ASSETS
Beginning of Year	208,446,328	265,040,447
End of Year	$122,135,415	$208,446,328

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	88,577	127,748
Issued to shareholders in reinvestment of distributions	61,899	2,188
Redeemed	(561,478)	(635,922)
Net decrease in share transactions	(411,002)	(505,986)

Institutional Class
Issued	1,441,090	1,813,077
Issued to shareholders in reinvestment of distributions	545,881	46,092
Redeemed	(7,044,948)	(5,675,086)
Net decrease in share transactions	(5,057,977)	(3,815,917)

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$128,183	$397,471
Net realized gain	14,115,649	4,696,195
Net change in unrealized appreciation (depreciation)	(10,932,972)	4,112,753
Net increase in net assets resulting from operations	3,310,860	9,206,419

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(27,755)
Institutional Class	-	(545,737)
Net decrease in net assets from distributions	-	(573,492)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	517,966	1,524,246
Institutional Class	13,312,501	13,623,611

Distributions reinvested:
Investor Class	-	27,674
Institutional Class	-	507,153

Redemption fees:
Investor Class	380	599
Institutional Class	160	28,025

Cost of shares redeemed:
Investor Class	(6,352,632)	(14,477,178)
Institutional Class	(59,019,038)	(74,192,892)
Net increase (decrease) from shares of beneficial interest	(51,540,663)	(72,958,762)

NET DECREASE IN NET ASSETS	(48,229,803)	(64,325,835)

NET ASSETS
Beginning of Year	134,288,778	198,614,613
End of Year	$86,058,975	$134,288,778

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	32,472	102,854
Issued to shareholders in reinvestment of distributions	-	1,728
Redeemed	(399,898)	(961,228)
Net decrease in share transactions	(367,426)	(856,646)

Institutional Class
Issued	832,114	928,439
Issued to shareholders in reinvestment of distributions	-	31,228
Redeemed	(3,649,596)	(4,927,810)
Net decrease in share transactions	(2,817,482)	(3,968,143)

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$4,959,221	$4,023,025
Net realized gain (loss)	(3,467,603)	23,396,713
Net change in unrealized appreciation (depreciation)	3,801,965	(51,271,198)
Net increase (decrease) in net assets resulting from operations	5,293,583	(23,851,460)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(319,879)	(150,979)
Institutional Class	(8,997,935)	(5,036,500)
Net decrease in net assets from distributions	(9,317,814)	(5,187,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	2,620,233	2,751,565
Institutional Class	22,345,592	36,177,464

Distributions reinvested:
Investor Class	309,301	147,062
Institutional Class	8,716,958	4,783,119

Redemption fees:
Investor Class	92	677
Institutional Class	12,197	1,836

Cost of shares redeemed:
Investor Class	(9,272,805)	(10,657,882)
Institutional Class	(214,610,325)	(134,556,586)
Net increase (decrease) from shares of beneficial interest	(189,878,757)	(101,352,745)

NET DECREASE IN NET ASSETS	(193,902,988)	(130,391,684)

NET ASSETS
Beginning of Year	502,733,569	633,125,253
End of Year	$308,830,581	$502,733,569

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	824,023	822,581
Issued to shareholders in reinvestment of distributions	101,744	43,127
Redeemed	(2,871,690)	(3,272,373)
Net decrease in share transactions	(1,945,923)	(2,406,665)

Institutional Class
Issued	6,868,170	10,997,776
Issued to shareholders in reinvestment of distributions	2,839,400	1,390,442
Redeemed	(66,226,611)	(40,857,316)
Net decrease in share transactions	(56,519,041)	(28,469,098)

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$10,227,990	$11,526,270
Net realized loss	(572,043)	(52,293,774)
Net change in unrealized appreciation (depreciation)	(13,515,772)	40,248,382
Net decrease in net assets resulting from operations	(3,859,825)	(519,122)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(67,585)	(142,651)
Institutional Class	(11,579,508)	(13,208,019)
Net decrease in net assets from distributions	(11,647,093)	(13,350,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	759,100	1,264,021
Institutional Class	424,564,971	386,421,995

Distributions reinvested:
Investor Class	67,537	142,588
Institutional Class	10,929,089	12,538,889

Redemption fees:
Investor Class	280	394
Institutional Class	8,480	5,346

Cost of shares redeemed:
Investor Class	(8,306,147)	(11,974,978)
Institutional Class	(550,366,711)	(528,225,211)
Net increase (decrease) from shares of beneficial interest	(122,343,401)	(139,826,956)

NET INCREASE (DECREASE) IN NET ASSETS	(137,850,319)	(153,696,748)

NET ASSETS
Beginning of Year	1,575,270,244	1,728,966,992
End of Year	$1,437,419,925	$1,575,270,244

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	45,043	76,655
Issued to shareholders in reinvestment of distributions	4,171	8,209
Redeemed	(493,417)	(734,508)
Net decrease in share transactions	(444,203)	(649,644)

Institutional Class
Issued	25,242,191	23,570,745
Issued to shareholders in reinvestment of distributions	670,085	715,690
Redeemed	(33,196,506)	(33,126,239)
Net decrease in share transactions	(7,284,230)	(8,839,804)

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
OPERATIONS
Net investment loss	$(215,591)	$(75,669)
Net realized gain (loss)	10,967,636	(1,636,595)
Net change in unrealized appreciation (depreciation)	(11,778,677)	16,495,415
Net increase (decrease) in net assets resulting from operations	(1,026,632)	14,783,151

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	21,738,160	36,667,542

Redemption fees:
Institutional Class	753	1,089

Cost of shares redeemed:
Institutional Class	(22,693,341)	(29,279,999)
Net increase (decrease) from shares of beneficial interest	(954,428)	7,388,632

NET INCREASE (DECREASE) IN NET ASSETS	(1,981,060)	22,171,783

NET ASSETS
Beginning of Year	126,630,500	104,458,717
End of Year	$124,649,440	$126,630,500

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	1,120,065	2,118,398
Redeemed	(1,188,966)	(1,724,276)
Net increase (decrease) in share transactions	(68,901)	394,122

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$12.40	$12.58		$13.21	$17.70	$11.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.06		0.06	(0.01)	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.91)	0.25		(0.67)	(2.48)	6.71
Total income/(loss) from investment operations	(0.78)	0.31		(0.61)	(2.49)	6.63

DISTRIBUTIONS
From net investment income	(0.11)	(0.02)		(0.02)	-	(0.00	)(b)
From net realized gain on investments	(0.11)	(0.47)		-	(2.00)	-
Total distributions	(0.22)	(0.49)		(0.02)	(2.00)	(0.00	)(b)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	-	0.00	(b)	0.00 (b)	-	0.00	(b)

NET ASSET VALUE, END OF YEAR	$11.40	$12.40		$12.58	$13.21	$17.70

TOTAL RETURN(c)	(6.35)%	2.38	%(d)	(4.62)%	(16.01)%	59.92%

Net assets, at end of year (000s)	$4,664	$7,253		$8,767	$10,846	$15,011

Expenses (excluding fees waived/reimbursed by investment advisor)	1.80%	1.83%		1.70%	1.76%	1.75%
Expenses (including fees waived/reimbursed by investment advisor)	1.77%	1.81%		1.68%	1.63%	1.68%

Net investment income/(loss)	1.01%	0.48%		0.45%	(0.09)%	(0.50)%

PORTFOLIO TURNOVER RATE	25%	38%		32%	31%	35%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$12.55	$12.72		$13.35	$17.83	$11.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.16	0.09		0.08	0.03	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.92)	0.25		(0.67)	(2.51)	6.76
Total income/(loss) from investment operations	(0.76)	0.34		(0.59)	(2.48)	6.72

DISTRIBUTIONS
From net investment income	(0.15)	(0.04)		(0.04)	-	(0.01)
From net realized gain on investments	(0.11)	(0.47)		-	(2.00)	(0.02)
Total distributions	(0.26)	(0.51)		(0.04)	(2.00)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$11.53	$12.55		$12.72	$13.35	$17.83

TOTAL RETURN(c)	(6.14)%	2.66	%(d)	(4.42)%	(15.82)%	60.30%

Net assets, at end of year (000s)	$155,148	$339,328		$416,872	$485,230	$623,538

Expenses (excluding fees waived/reimbursed by investment advisor)	1.55%	1.58%		1.51%	1.52%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.52%	1.56%		1.48%	1.39%	1.45%

Net investment income/(loss)	1.26%	0.73%		0.66%	0.15%	(0.27)%

PORTFOLIO TURNOVER RATE	25%	38%		32%	31%	35%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$15.12		$13.26	$13.60	$15.41	$8.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.46		0.34	0.30	0.20	0.25
Net realized and unrealized gain/(loss) on investments	1.97		1.81	(0.26)	(1.12)	6.61
Total income/(loss) from investment operations	2.44		2.15	0.04	(0.92)	6.86

DISTRIBUTIONS
From net investment income	(0.76)		(0.29)	(0.29)	(0.14)	(0.23)
From net realized gain on investments	(0.40)		-	(0.09)	(0.75)	-
Total distributions	(1.16)		(0.29)	(0.38)	(0.89)	(0.23)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$16.40		$15.12	$13.26	$13.60	$15.41

TOTAL RETURN(c)	16.29%		16.28%	0.42%	(6.51)%	78.51%

Net assets, at end of year (000s)	$135,180		$141,663	$117,406	$106,129	$49,403

Expenses (excluding fees waived/reimbursed/recaptured by investment advisor)	1.19	%(d)	1.25%	1.35%	1.40%	1.87%
Expenses (including fees waived/reimbursed/recaptured by investment advisor)	1.19	%(e)	1.35%	1.35%	1.35%	1.35%

Net investment income	2.85%		2.42%	2.29%	1.33%	1.91%

PORTFOLIO TURNOVER RATE	76%		51%	81%	50%	54%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived or recaptured a portion of the Fund's expenses in certain periods, total returns would have been lower.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.
(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$7.61	$7.36	$7.80	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.04	0.03	0.02	(0.01)
Net realized and unrealized loss on investments	0.29	0.27	(0.44)	(2.19)
Total loss from investment operations	0.34	0.30	(0.42)	(2.20)

DISTRIBUTIONS
From net investment income	(0.09)	(0.05)	(0.02)	-
Total distributions	(0.09)	(0.05)	(0.02)	-

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$7.86	$7.61	$7.36	$7.80

TOTAL RETURN(d)	4.47%	4.05%	(5.40)%	(22.00	)%(e)

Net assets, at end of period/year (000s)	$11,526	$11,894	$12,444	$9,461

Expenses (excluding fees waived/reimbursed by investment advisor)	2.03%	3.14%	3.97%	2.45	%(f)(g)
Expenses (including fees waived/reimbursed by investment advisor)	1.25%	1.25%	1.25%	1.25	%(f)(g)

Net investment income/(loss)	0.56%	0.42%	0.29%	(0.16	)%(f)

PORTFOLIO TURNOVER RATE	50%	43%	38%	8	%(e)

(a)	The Fund commenced on December 16, 2021 and reorganized into the Trust on October 20, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.
(g)	Expense ratios during startup periods may not be representative of longer term operating periods.

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$13.36		$12.44	$13.49	$20.65	$11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.03	0.02	(0.09)	(0.10)
Net realized and unrealized gain/(loss) on investments	1.35		0.89	(1.07)	(4.24)	11.17
Total income/(loss) from investment operations	1.35		0.92	(1.05)	(4.33)	11.07

DISTRIBUTIONS
From net investment income	(0.07)		-	-	-	(0.14)
From net realized gain on investments	-		-	-	(2.83)	(1.33)
Total distributions	(0.07)		-	-	(2.83)	(1.47)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	-

NET ASSET VALUE, END OF YEAR	$14.64		$13.36	$12.44	$13.49	$20.65

TOTAL RETURN(c)	10.16%		7.40%	(7.78)%	(24.25)%	102.43%

Net assets, at end of year (000s)	$44,954		$44,307	$45,232	$53,175	$70,375

Expenses (excluding fees waived/reimbursed by investment advisor)	1.99	%(d)	2.01%	1.85%	1.94%	2.02%
Expenses (including fees waived/reimbursed by investment advisor)	2.00	%(e)	2.00%	1.85%	1.94%	2.00%

Net investment income/(loss)	0.05%		0.22%	0.13%	(0.50)%	(0.62)%

PORTFOLIO TURNOVER RATE	33%		34%	37%	36%	36%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.
(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$3.37	$3.42	$3.70	$5.51	$3.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02	0.05	0.01	(0.01)	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.09)	(0.08)	(0.23)	(0.82)	2.66
Total income/(loss) from investment operations	(0.07)	(0.03)	(0.22)	(0.83)	2.64

DISTRIBUTIONS
From net investment income	(0.04)	(0.02)	-	-	(0.00	)(b)
From net realized gain on investments	(0.01)	-	(0.06)	(0.98)	(0.37)
Total distributions	(0.05)	(0.02)	(0.06)	(0.98)	(0.37)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.25	$3.37	$3.42	$3.70	$5.51

TOTAL RETURN(c)	(2.08)%	(1.03)%	(5.99)%	(19.49)%	82.94%

Net assets, at end of year (000s)	$26,059	$43,680	$72,420	$92,173	$131,739

Expenses (excluding fees waived/reimbursed by investment advisor)	1.61%	1.63%	1.60%	1.57%	1.60%
Expenses (including fees waived/reimbursed by investment advisor)	1.55%	1.58%	1.54%	1.45%	1.51%

Net investment income/(loss)	0.55%	0.23%	0.21%	(0.14)%	(0.34)%

PORTFOLIO TURNOVER RATE	44%	36%	28%	33%	47%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$3.45	$3.51	$3.79	$5.61	$3.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.03	0.02	0.02	0.00	0.00
Net realized and unrealized gain/(loss) on investments	(0.08)	(0.05)	(0.24)	(0.84)	2.70
Total income/(loss) from investment operations	(0.05)	(0.03)	(0.22)	(0.84)	2.70

DISTRIBUTIONS
From net investment income	(0.05)	(0.03)	(0.00)	(0.00)	(0.01)
From net realized gain on investments	(0.01)	-	(0.06)	(0.98)	(0.37)
Total distributions	(0.06)	(0.03)	(0.06)	(0.98)	(0.37)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.34	$3.45	$3.51	$3.79	$5.61

TOTAL RETURN(c)	(1.40)%	(1.01)%	(5.74)%	(19.30)%	83.44%

Net assets, at end of year (000s)	$431,033	$522,903	$603,793	$679,987	$889,823

Expenses (excluding fees waived/reimbursed by investment advisor)	1.36%	1.38%	1.36%	1.34%	1.35%
Expenses (including fees waived/reimbursed by investment advisor)	1.30%	1.33%	1.30%	1.22%	1.27%

Net investment income/(loss)	0.80%	0.48%	0.44%	0.09%	(0.08)%

PORTFOLIO TURNOVER RATE	44%	36%	28%	33%	47%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$15.18	$14.65	$16.01	$23.16	$14.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.03	0.02	(0.07)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.54	0.52	(1.38)	(3.77)	10.79
Total income/(loss) from investment operations	0.63	0.55	(1.36)	(3.84)	10.72

DISTRIBUTIONS
From net investment income	(0.26)	(0.02)	-	-	(0.01)
From net realized gain on investments	(0.66)	-	-	(3.31)	(1.67)
Total distributions	(0.91)	(0.02)	-	(3.31)	(1.68)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$14.90	$15.18	$14.65	$16.01	$23.16

TOTAL RETURN(c)	4.06%	3.77%	(8.49)%	(20.17)%	77.38%

Net assets, at end of year (000s)	$14,234	$20,747	$27,427	$33,459	$59,164

Expenses (excluding fees waived/reimbursed by investment advisor)	1.53%	1.55%	1.49%	1.49%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.50%	1.50%	1.49%	1.48%	1.52%

Net investment income/(loss)	0.57%	0.22%	0.16%	(0.32)%	(0.38)%

PORTFOLIO TURNOVER RATE	58%	41%	42%	42%	41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$15.37	$14.82	$16.17	$23.31	$14.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.07	0.06	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.55	0.54	(1.40)	(3.81)	10.86
Total income/(loss) from investment operations	0.68	0.61	(1.34)	(3.83)	10.83

DISTRIBUTIONS
From net investment income	(0.31)	(0.06)	(0.01)	-	(0.04)
From net realized gain on investments	(0.66)	-	-	(3.31)	(1.67)
Total distributions	(0.97)	(0.06)	(0.01)	(3.31)	(1.71)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$15.08	$15.37	$14.82	$16.17	$23.31

TOTAL RETURN(c)	4.27%	4.11%	(8.30)%	(19.99)%	77.81%

Net assets, at end of year (000s)	$107,901	$187,699	$237,614	$287,502	$317,828

Expenses (excluding fees waived/reimbursed by investment advisor)	1.28%	1.30%	1.26%	1.25%	1.27%
Expenses (including fees waived/reimbursed by investment advisor)	1.25%	1.25%	1.25%	1.24%	1.27%

Net investment income/(loss)	0.80%	0.47%	0.40%	(0.09)%	(0.14)%

PORTFOLIO TURNOVER RATE	58%	41%	42%	42%	41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$15.19	$14.47	$16.51	$23.26	$14.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)	0.01	(0.01)	(0.06)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.11	0.73	(2.03)	(4.21)	9.72
Total income/(loss) from investment operations	0.10	0.74	(2.04)	(4.27)	9.68

DISTRIBUTIONS
From net investment income	-	(0.02)	-	-	-
From net realized gain on investments	-	-	-	(2.48)	(0.68)
Total distributions	-	(0.02)	-	(2.48)	(0.68)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$15.29	$15.19	$14.47	$16.51	$23.26

TOTAL RETURN(c)	0.66%	5.09%	(12.36)%	(21.45)%	68.36%

Net assets, at end of year (000s)	$13,708	$19,194	$30,682	$51,984	$103,891

Expenses (excluding fees waived/reimbursed by investment advisor)	1.37%	1.27%	1.21%	1.17%	1.21%
Expenses (including fees waived/reimbursed by investment advisor)	1.35%	1.27%	1.21%	1.17%	1.21%

Net investment income/(loss)	(0.09)%	0.03%	(0.06)%	(0.24)%	(0.23)%

PORTFOLIO TURNOVER RATE	79%	55%	32%	49%	50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$15.41	$14.69	$16.74	$23.50		$14.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.04	0.03	(0.00	)(b)	0.01
Net realized and unrealized gain/(loss) on investments	0.12	0.74	(2.05)	(4.28)		9.80
Total income/(loss) from investment operations	0.15	0.78	(2.02)	(4.28)		9.81

DISTRIBUTIONS
From net investment income	-	(0.06)	(0.03)	-		-
From net realized gain on investments	-	-	-	(2.48)		(0.68)
Total distributions	-	(0.06)	(0.03)	(2.48)		(0.68)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF YEAR	$15.56	$15.41	$14.69	$16.74		$23.50

TOTAL RETURN(c)	0.97%	5.31%	(12.09)%	(21.26)%		68.74%

Net assets, at end of year (000s)	$72,351	$115,095	$167,932	$285,539		$263,711

Expenses (excluding fees waived/reimbursed by investment advisor)	1.11%	1.03%	0.94%	0.93%		0.96%
Expenses (including fees waived/reimbursed by investment advisor)	1.10%	1.03%	0.94%	0.93%		0.96%

Net investment income/(loss)	0.17%	0.28%	0.21%	(0.01)%		0.06%

PORTFOLIO TURNOVER RATE	79%	55%	32%	49%		50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$3.19	$3.36	$3.57		$5.17	$3.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.01	0.01		(0.01)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.01)	(0.16)	(0.22)		(0.94)	2.30
Total income/(loss) from investment operations	0.02	(0.15)	(0.21)		(0.95)	2.29

DISTRIBUTIONS
From net investment income	(0.04)	(0.01)	(0.00	)(b)	-	(0.01)
From net realized gain on investments	(0.03)	(0.01)	-		(0.65)	(0.15)
Total distributions	(0.07)	(0.02)	(0.00	)(b)	(0.65)	(0.16)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.14	$3.19	$3.36		$3.57	$5.17

TOTAL RETURN(c)	0.67%	(4.45)%	(5.85)%		(21.60)%	75.87%

Net assets, at end of year (000s)	$13,742	$20,177	$29,277		$40,835	$69,041

Expenses (excluding fees waived/reimbursed by investment advisor)	1.63%	1.64%	1.60%		1.60%	1.60%
Expenses (including fees waived/reimbursed by investment advisor)	1.60%	1.61%	1.55%		1.48%	1.53%

Net investment income/(loss)	0.93%	0.46%	0.29%		(0.24)%	(0.27)%

PORTFOLIO TURNOVER RATE	25%	30%	28%		26%	36%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$3.23	$3.40		$3.61	$5.21		$3.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.03		0.02	(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	(0.01)	(0.17)		(0.22)	(0.95)		2.31
Total income/(loss) from investment operations	0.03	(0.14)		(0.20)	(0.95)		2.31

DISTRIBUTIONS
From net investment income	(0.05)	(0.02)		(0.01)	(0.00	)(b)	(0.01)
From net realized gain on investments	(0.03)	(0.01)		-	(0.65)		(0.15)
Total distributions	(0.08)	(0.03)		(0.01)	(0.65)		(0.16)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00		0.00	0.00		0.00

NET ASSET VALUE, END OF YEAR	$3.18	$3.23		$3.40	$3.61		$5.21

TOTAL RETURN(c)	1.01%	(4.14	)%(d)	(5.61)%	(21.38)%		76.29%

Net assets, at end of year (000s)	$295,089	$482,557		$603,848	$657,165		$904,059

Expenses (excluding fees waived/reimbursed by investment advisor)	1.38%	1.39%		1.36%	1.35%		1.36%
Expenses (including fees waived/reimbursed by investment advisor)	1.35%	1.36%		1.31%	1.23%		1.28%

Net investment income/(loss)	1.18%	0.71%		0.51%	(0.01)%		(0.02)%

PORTFOLIO TURNOVER RATE	25%	30%		28%	26%		36%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$16.56	$16.51	$17.91	$24.05	$14.40

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08	0.08	0.05	(0.03)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	(0.09)	0.07	(1.44)	(3.93)	9.70
Total income/(loss) from investment operations	(0.01)	0.15	(1.39)	(3.96)	9.70

DISTRIBUTIONS
From net investment income	(0.07)	(0.10)	(0.01)	-	-
From net realized gain on investments	-	-	-	(2.18)	(0.05)
Total distributions	(0.07)	(0.10)	(0.01)	(2.18)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$16.48	$16.56	$16.51	$17.91	$9.65

TOTAL RETURN(c)	(0.03)%	0.86%	(7.73)%	(19.07)%	67.36%

Net assets, at end of year (000s)	$12,981	$20,407	$31,075	$51,250	$67,688

Expenses (excluding fees waived/reimbursed by investment advisor)	1.15%	1.17%	1.15%	1.14%	1.15%
Expenses (including fees waived/reimbursed by investment advisor)	1.14%	1.17%	1.15%	1.14%	1.15%

Net investment income/(loss)	0.46%	0.51%	0.32%	(0.13)%	(0.01)%

PORTFOLIO TURNOVER RATE	69%	54%	32%	43%	33%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$16.72	$16.67	$18.06	$24.19		$14.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.11	0.12	0.09	0.03		0.06
Net realized and unrealized gain/(loss) on investments	(0.08)	0.08	(1.44)	(3.98)		9.75
Total income/(loss) from investment operations	0.03	0.20	(1.35)	(3.95)		9.81

DISTRIBUTIONS
From net investment income	(0.13)	(0.15)	(0.04)	(0.00	)(b)	(0.03)
From net realized gain on investments	-	-	-	(2.18)		(0.05)
Total distributions	(0.13)	(0.15)	(0.04)	(2.18)		(0.08)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF YEAR	$16.62	$16.72	$16.67	$18.06		$9.73

TOTAL RETURN(c)	0.18%	1.13%	(7.45)%	(18.90)%		67.84%

Net assets, at end of year (000s)	$1,424,439	$1,554,863	$1,697,892	$1,583,122		$1,966,043

Expenses (excluding fees waived/reimbursed by investment advisor)	0.90%	0.92%	0.90%	0.89%		0.90%
Expenses (including fees waived/reimbursed by investment advisor)	0.89%	0.92%	0.90%	0.89%		0.90%

Net investment income	0.64%	0.72%	0.55%	0.13%		0.31%

PORTFOLIO TURNOVER RATE	69%	54%	32%	43%		33%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF YEAR	$18.00	$15.73	$17.65		$22.71	$13.15

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.02)	(0.01)	(0.01)		(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.08)	2.28	(1.91)		(4.62)	9.73
Total income/(loss) from investment operations	(0.10)	2.27	(1.92)		(4.65)	9.67

DISTRIBUTIONS
From net investment income	-	-	(0.00	)(b)	-	-
From net realized gain on investments	-	-	-		(0.42)	(0.11)
Total distributions	-	-	(0.00	)(b)	(0.42)	(0.11)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00	(b)	0.01	0.00 (b)

NET ASSET VALUE, END OF YEAR	$17.90	$18.00	$15.73		$17.65	$9.56

TOTAL RETURN(c)	(0.56)%	14.43%	(10.87)%		(20.93)%	73.67%

Net assets, at end of year (000s)	$124,649	$126,631	$104,459		$131,534	$126,106

Expenses (excluding fees waived/reimbursed by investment advisor)	0.90%	0.90%	0.90%		0.91%	1.11%
Expenses (including fees waived/reimbursed by investment advisor)	0.88%	0.90%	0.90%		0.91%	1.00%

Net investment income/(loss)	(0.12)%	(0.06)%	(0.07)%		(0.14)%	0.30%

PORTFOLIO TURNOVER RATE	98%	60%	56%		31%	24%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund's expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025

1.	ORGANIZATION

The Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund are diversified series of shares of beneficial interest and Grandeur Peak Global Explorer Fund, (each a “Fund” and collectively the “Funds”) a non-diversified series of shares of beneficial interest of Grandeur Peak Global Trust, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 6, 2023, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on October 20, 2023 from a series of Financial Investors Trust (the “Predecessor Funds”) their predecessor fund to a series of the Trust. Each Fund seeks long-term growth of capital. The inception date of each Fund is listed in the table below.

Fund	Inception Date
Grandeur Peak Emerging Markets Opportunities Fund	December 16, 2013
Grandeur Peak Global Contrarian Fund	September 17, 2019
Grandeur Peak Global Explorer Fund	December 16, 2021
Grandeur Peak Global Micro Cap Fund	October 20, 2015
Grandeur Peak Global Opportunities Fund	October 17, 2011
Grandeur Peak Global Reach Fund	June 19, 2013
Grandeur Peak Global Stalwarts Fund	September 1, 2015
Grandeur Peak International Opportunities Fund	October 17, 2011
Grandeur Peak International Stalwarts Fund	September 1, 2015
Grandeur Peak US Stalwarts Fund	March 19, 2020

The Funds offer Institutional Class shares. The Grandeur Peak Emerging Markets Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak International Stalwarts Fund also offer Investor Class shares. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges. for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively).

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the advisor in the case of securities for which the advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Grandeur Peak Global Advisers, LLC (the “Advisor”) believes that they are unreliable, securities may be priced using the Trust’s fair value procedures.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) for the execution of these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of April 30, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$159,688,973	$-	$-	$159,688,973
Total	$159,688,973	$-	$-	$159,688,973

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	$134,258,414	$-	$-	$134,258,414
Total	$134,258,414	$-	$-	$134,258,414

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Explorer Fund
Common Stocks*	$11,507,365	$-	$-	$11,507,365
Total	$11,507,365	$-	$-	$11,507,365

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$43,889,447	$-	$-	$43,889,447
Total	$43,889,447	$-	$-	$43,889,447

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$453,530,289	$-	$-	$453,530,289
Total	$453,530,289	$-	$-	$453,530,289

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Reach Fund
Common Stocks*	$118,990,274	$-	$572,039	$119,562,313
Preferred Stocks	-	-	980,126	980,126
Total	$118,990,274	$-	$1,552,165	$120,542,439

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$83,943,457	$-	$743,651	$84,687,108
Preferred Stocks	-	-	1,144,165	1,144,165
Total	$83,943,457	$-	$1,887,816	$85,831,273

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$306,020,859	$-	$-	$306,020,859
Total	$306,020,859	$-	$-	$306,020,859

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$1,428,939,446	$-	$-	$1,428,939,446
Total	$1,428,939,446	$-	$-	$1,428,939,446

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak US Stalwarts Fund
Common Stocks*	$122,726,310	$-	$400,427	$123,126,737
Preferred Stocks	-	-	626,088	626,088
Total	$122,726,310	$-	$1,026,515	$123,752,825

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$731,724	$980,126	$1,711,850
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(159,685)	-	(159,685)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2025	$572,039	$980,126	$1,552,165
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2025	$(159,685)	$-	$-

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$951,242	$1,144,165	$2,095,407
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(207,591)	-	(207,591)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2025	$743,651	$1,144,165	$1,887,816
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2025	$(207,591)	$-	$-

Grandeur Peak US Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2024	$512,201	$626,088	$1,138,289
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(111,774)	-	(111,774)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2025	$400,427	$626,088	$1,026,515
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2025	$(111,774)	$-	$-

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

The table below provides additional information about the Level 3 Fair Value Measurements as of April 30, 2025:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 4/30/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$572,039	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$980,126	Market Approach	Enterprise Value-to-Sales Multiple	5.2x

Grandeur Peak Global Stalwarts Fund

Asset Class	Fair Value (USD) at 4/30/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$743,651	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$1,144,165	Market Approach	Enterprise Value-to-Sales Multiple	5.2x

Grandeur Peak US Stalwarts Fund

Asset Class	Fair Value (USD) at 4/30/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$400,427	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/27.94%
Preferred Stocks	$626,088	Market Approach	Enterprise Value-to-Sales Multiple	5.2x

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

e. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

f. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. There were no forward foreign currency contracts outstanding as of April 30, 2025.

g. Special Purpose Vehicle – The Funds may invest in a Special Purpose Vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. A SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, they are created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the special purpose vehicle can carry on.

h. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of April 30, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$-
Grandeur Peak Global Contrarian Fund	-
Grandeur Peak Global Explorer Fund	45,766
Grandeur Peak Global Micro Cap Fund	1,408,529
Grandeur Peak Global Opportunities Fund	934,542
Grandeur Peak Global Reach Fund	1,236,878
Grandeur Peak Global Stalwarts Fund	12,254
Grandeur Peak International Opportunities Fund	610,804
Grandeur Peak International Stalwarts Fund	46,430,236
Grandeur Peak US Stalwarts Fund	1,261,281

As of April 30, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$-
Grandeur Peak Global Contrarian Fund	15,093
Grandeur Peak Global Explorer Fund	580
Grandeur Peak Global Micro Cap Fund	2
Grandeur Peak Global Opportunities Fund	50,740
Grandeur Peak Global Reach Fund	7,220
Grandeur Peak Global Stalwarts Fund	-
Grandeur Peak International Opportunities Fund	32,061
Grandeur Peak International Stalwarts Fund	216,675
Grandeur Peak US Stalwarts Fund	2

i. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2022 through 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. The Funds identify their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended April 30, 2025, the Funds did not incur any interest or penalties.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

j. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

k. Class Accounting – Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

l. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

m. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

n. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

o. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, tariffs and trade wars, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annual management fee based on each Fund’s average daily net assets, accrued daily and paid monthly. The following table reflects the Funds’ advisory fee rates.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Contrarian Fund	1.00%
Grandeur Peak Global Explorer Fund	1.10%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%
Grandeur Peak US Stalwarts Fund	0.75%

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may increase indemnification of the Funds’ officers and trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at a certain level through September 1, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded. The following table reflects each Fund’s expense cap.

Fund	Expense Cap
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%
Institutional Class	1.70%
Grandeur Peak Global Contrarian Fund
Institutional Class	1.35%
Grandeur Peak Global Explorer Fund
Institutional Class	1.25%
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak Global Reach Fund
Investor Class	1.50%
Institutional Class	1.25%
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak International Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak US Stalwarts Fund
Institutional Class	1.00%

In addition to the foregoing contractual arrangements, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on assets above $500 million (the annual management fee rate with respect to such Funds will remain 1.25% on the first $500 million in assets). Additionally, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). Previously, the Advisor had voluntarily agreed, effective January 1, 2018, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These additional contractual waivers are not subject to recoupment by the Advisor.

Effective January 1, 2025, the Adviser has voluntarily agreed to waive an additional 0.10% of the management fees on the first $400 million in assets for the Grandeur Peak Emerging Markets Opportunities Fund through December 31, 2025, and an additional 0.10% of the management fees on the first $500 million in assets for Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund through December 31, 2025. Effective January 1, 2025 and through December 31, 2025, the Advisor has also voluntarily agreed to waive an additional 0.10% of the management fees for the Grandeur Peak Global Explorer Fund and Grandeur Peak Global Reach Fund and 0.05% of the management fees for the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund.

Additional fees waived by the Advisor for the year ended April 30, 2025 are disclosed in the Statements of Operations.

As of April 30, 2025, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment of Previously Waived Fees by Advisor
Grandeur Peak Emerging Markets Opportunities Fund	$76,347	$-
Grandeur Peak Global Contrarian Fund	-	4,570
Grandeur Peak Global Explorer Fund	94,840	-
Grandeur Peak Global Micro Cap Fund	-	3,837
Grandeur Peak Global Opportunities Fund	299,447	-
Grandeur Peak Global Reach Fund	49,877	-
Grandeur Peak Global Stalwarts Fund	17,226	-
Grandeur Peak International Opportunities Fund	115,151	-
Grandeur Peak International Stalwarts Fund	246,979	-
Grandeur Peak US Stalwarts Fund	22,637	-

As of April 30, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than April 30 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$-	$-
Grandeur Peak Global Contrarian Fund	-	-	-	-
Grandeur Peak Global Explorer Fund	280,910	230,004	90,977	601,891
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	-	-	-	-
Grandeur Peak Global Reach Fund	28,389	119,486	-	147,875
Grandeur Peak Global Stalwarts Fund	-	-	1,064	1,064
Grandeur Peak International Opportunities Fund	-	-	-	-
Grandeur Peak International Stalwarts Fund	-	-	-	-
Grandeur Peak US Stalwarts Fund	-	-	-	-

Each Fund was reorganized on October 20, 2023 from a series of Financial Investors Trust to a series of the Trust (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Financial Investors Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the Predecessor Funds are still subject to recapture by the Advisor.

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Investor Class shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. The following table reflects the Funds incurred distribution fees for the year ended April 30, 2025.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

Fund	Distribution Fees
Grandeur Peak Emerging Markets Opportunities Fund	$15,490
Grandeur Peak Global Contrarian Fund	-
Grandeur Peak Global Explorer Fund	-
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	89,384
Grandeur Peak Global Reach Fund	45,762
Grandeur Peak Global Stalwarts Fund	43,186
Grandeur Peak International Opportunities Fund	42,437
Grandeur Peak International Stalwarts Fund	41,940
Grandeur Peak US Stalwarts Fund	-

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended April 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$70,043,039	$226,785,979
Grandeur Peak Global Contrarian Fund	114,265,946	137,700,751
Grandeur Peak Global Explorer Fund	6,085,418	6,904,063
Grandeur Peak Global Micro Cap Fund	14,584,986	18,963,549
Grandeur Peak Global Opportunities Fund	241,012,083	322,758,905
Grandeur Peak Global Reach Fund	104,030,889	190,502,509
Grandeur Peak Global Stalwarts Fund	91,811,437	143,947,428
Grandeur Peak International Opportunities Fund	105,739,689	299,477,229
Grandeur Peak International Stalwarts Fund	1,091,706,684	1,180,513,841
Grandeur Peak US Stalwarts Fund	131,043,139	132,337,044

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the year ended April 30, 2025, the redemption fees charged by the Funds are presented in the Statement of Changes in Net Assets.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Grandeur Peak Emerging Markets Opportunities Fund	$133,763,077	$40,030,653	$(14,104,757)	$25,925,896
Grandeur Peak Global Contrarian Fund	124,995,592	20,300,106	(11,037,284)	9,262,822
Grandeur Peak Global Explorer Fund	11,483,448	1,446,548	(1,422,631)	23,917
Grandeur Peak Global Micro Cap Fund	37,902,304	9,129,252	(3,142,109)	5,987,143
Grandeur Peak Global Opportunities Fund	387,874,735	95,340,790	(29,685,236)	65,655,554
Grandeur Peak Global Reach Fund	103,313,042	25,030,194	(7,800,797)	17,229,397
Grandeur Peak Global Stalwarts Fund	74,717,498	16,209,702	(5,095,927)	11,113,775
Grandeur Peak International Opportunities Fund	258,251,843	75,171,685	(27,402,670)	47,769,015
Grandeur Peak International Stalwarts Fund	1,242,826,504	275,662,101	(89,549,158)	186,112,943
Grandeur Peak US Stalwarts Fund	120,131,694	14,203,558	(10,582,427)	3,621,131

The tax character of fund distributions paid for the years ended April 30, 2025, and April 30, 2024, was as follows:

For fiscal year ended 4/30/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$3,341,149	$2,632,461	$-	$5,973,610
Grandeur Peak Global Contrarian Fund	9,464,611	1,202,808	-	10,667,419
Grandeur Peak Global Explorer Fund	137,008	-	-	137,008
Grandeur Peak Global Micro Cap Fund	229,518	-	-	229,518
Grandeur Peak Global Opportunities Fund	7,269,597	-	2,342,747	9,612,344
Grandeur Peak Global Reach Fund	3,026,241	6,613,965	-	9,640,206
Grandeur Peak Global Stalwarts Fund	-	-	-	-
Grandeur Peak International Opportunities Fund	5,704,190	3,613,624	-	9,317,814
Grandeur Peak International Stalwarts Fund	11,647,093	-	-	11,647,093
Grandeur Peak US Stalwarts Fund	-	-	-	-

For fiscal year ended 4/30/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$5,695,054	$10,549,000	$-	$16,244,054
Grandeur Peak Global Contrarian Fund	2,725,193	-	-	2,725,193
Grandeur Peak Global Explorer Fund	79,438	-	-	79,438
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	4,350,706	-	-	4,350,706
Grandeur Peak Global Reach Fund	837,240	-	-	837,240
Grandeur Peak Global Stalwarts Fund	573,492	-	-	573,492
Grandeur Peak International Opportunities Fund	2,921,691	2,265,788	-	5,187,479
Grandeur Peak International Stalwarts Fund	13,350,670	-	-	13,350,670
Grandeur Peak US Stalwarts Fund	-	-	-	-

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

As of April 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$-	$3,064,606	$-	$-	$-	$25,919,086	$28,983,692
Grandeur Peak Global Contrarian Fund	2,038,174	5,491,946	-	-	-	9,278,335	16,808,455
Grandeur Peak Global Explorer Fund	5,857	-	-	(1,952,414)	-	24,316	(1,922,241)
Grandeur Peak Global Micro Cap Fund	160,057	322,923	-	-	-	5,988,471	6,471,451
Grandeur Peak Global Opportunities Fund	-	-	(8,490,517)	(689,834)	-	65,685,110	56,504,759
Grandeur Peak Global Reach Fund	194,204	8,168,527	-	-	-	17,240,305	25,603,036
Grandeur Peak Global Stalwarts Fund	88,317	-	-	(20,641,425)	-	11,120,371	(9,432,737)
Grandeur Peak International Opportunities Fund	3,049,139	-	-	(5,889,113)	-	47,815,527	44,975,553
Grandeur Peak International Stalwarts Fund	4,232,972	-	-	(128,862,773)	-	186,202,820	61,573,019
Grandeur Peak US Stalwarts Fund	-	-	(30,147)	(21,380,631)	-	3,621,131	(17,789,647)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) as noted below:

Unrealized Foreign Currency Gains/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$(6,810)
Grandeur Peak Global Contrarian Fund	15,513
Grandeur Peak Global Explorer Fund	399
Grandeur Peak Global Micro Cap Fund	1,328
Grandeur Peak Global Opportunities Fund	29,556
Grandeur Peak Global Reach Fund	10,908
Grandeur Peak Global Stalwarts Fund	6,596
Grandeur Peak International Opportunities Fund	46,512
Grandeur Peak International Stalwarts Fund	89,877
Grandeur Peak US Stalwarts Fund	-

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Opportunities Fund and Grandeur Peak US Stalwarts Fund incurred and elected to defer such late year losses of $1,430,318 and $30,147, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Opportunities Fund incurred and elected to defer such capital losses of $7,060,199.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2025 (Continued)

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and capital loss carryforwards utilized as follows:

	Non-expiring Short-Term	Non-expiring Long-Term	Total	CLCF Utilized
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$-	$-
Grandeur Peak Global Contrarian Fund	-	-	-	1,559,770
Grandeur Peak Global Explorer Fund	728,605	1,223,809	1,952,414	34,438
Grandeur Peak Global Micro Cap Fund	-	-	-	1,878,080
Grandeur Peak Global Opportunities Fund	689,834	-	689,834	-
Grandeur Peak Global Reach Fund	-	-	-	-
Grandeur Peak Global Stalwarts Fund	20,641,425	-	20,641,425	12,866,632
Grandeur Peak International Opportunities Fund	3,277,606	2,611,507	5,889,113	-
Grandeur Peak International Stalwarts Fund	128,862,773	-	128,862,773	-
Grandeur Peak US Stalwarts Fund	21,380,631	-	21,380,631	10,482,745

During the fiscal period ended April 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2025, as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$1,209,411	$(1,209,411)
Grandeur Peak Global Contrarian Fund	1,064,280	(1,064,280)
Grandeur Peak Global Explorer Fund	-	-
Grandeur Peak Global Micro Cap Fund	-	-
Grandeur Peak Global Opportunities Fund	(2,342,747)	2,342,747
Grandeur Peak Global Reach Fund	3,215,829	(3,215,829)
Grandeur Peak Global Stalwarts Fund	(46)	46
Grandeur Peak International Opportunities Fund	968,945	(968,945)
Grandeur Peak International Stalwarts Fund	-	-
Grandeur Peak US Stalwarts Fund	(311,517)	311,517

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. Such control may affect the voting rights of other shareholders. The following table provides the name of any person who owns of record or beneficially 25% or more of the outstanding shares of each class of a Fund as of April 30, 2025:

Fund	Shareholder Name	Percentage of Interest
Grandeur Peak Emerging Markets Opportunities Fund	National Financial Services, LLC	36.4%
	Charles Schwab & Co. Inc.	35.7%
Grandeur Peak Global Contrarian Fund	Charles Schwab & Co. Inc.	57.3%
Grandeur Peak Global Explorer Fund	Grandeur Peak Global Advisors, LLC	35.4%
	Charles Schwab & Co. Inc.	31.5%
Grandeur Peak Global Micro Cap Fund	Charles Schwab & Co. Inc.	27.2%
Grandeur Peak Global Opportunities Fund	Charles Schwab & Co. Inc.	33.3%
Grandeur Peak Global Reach Fund	Charles Schwab & Co. Inc.	38.8%
Grandeur Peak Global Stalwarts Fund	National Financial Services, LLC	25.1%
	Charles Schwab & Co. Inc.	38.2%
Grandeur Peak International Opportunities Fund	N/A	N/A
Grandeur Peak International Stalwarts Fund	Edward D Jones & Co.	27.8%
Grandeur Peak US Stalwarts Fund	Charles Schwab & Co. Inc.	52.3%
	Saxon & Co. FBO Allerton Foundation	37.9%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grandeur Peak Funds®	Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Grandeur Peak Global Trust and the Shareholders of Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Grandeur Peak Global Trust (the “Trust”), comprising Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund (collectively, the “Funds”), including the portfolios of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (except for Grandeur Peak Global Explorer Fund where the financial highlights for the periods included in the table below), and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Grandeur Peak Global Trust	Financial Highlights
Grandeur Peak Global Explorer Fund	For the years ended April 30, 2025, 2024, 2023, and for the period from December 16, 2021 (Commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Grandeur Peak Funds®	Report of Independent Registered Public Accounting Firm

Costa Mesa, California

June 27, 2025

We have served as the auditor of one or more Grandeur Peak Global Advisors, LLC investment companies since 2012.

Grandeur Peak Funds®	Additional Information
April 30, 2025 (Unaudited)

1. TAX DESIGNATIONS

The Funds designate the following amounts for federal income tax purposes for the fiscal year ended April 30, 2025:

	Foreign Taxes Paid	Foreign Source Income
Grandeur Peak Emerging Markets Opportunities Fund	$1,112,833	$4,274,720
Grandeur Peak Global Contrarian Fund	410,979	4,765,363
Grandeur Peak Global Explorer Fund	26,115	88,349
Grandeur Peak Global Micro Cap Fund	202,628	303,040
Grandeur Peak Global Opportunities Fund	533,493	5,691,137
Grandeur Peak Global Reach Fund	504,409	1,934,782
Grandeur Peak Global Stalwarts Fund	84,757	128,955
Grandeur Peak International Opportunities Fund	859,504	6,006,249
Grandeur Peak International Stalwarts Fund	1,920,192	11,806,192
Grandeur Peak US Stalwarts Fund	0	0

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2024, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
Grandeur Peak Emerging Markets Opportunities Fund	100%	100%
Grandeur Peak Global Contrarian Fund	27.21%	28.38%
Grandeur Peak Global Explorer Fund	100%	100%
Grandeur Peak Global Micro Cap Fund	100%	100%
Grandeur Peak Global Opportunities Fund	86.90%	90.64%
Grandeur Peak Global Reach Fund	66.71%	77.44%
Grandeur Peak Global Stalwarts Fund	0.00%	0.00%
Grandeur Peak International Opportunities Fund	100%	100%
Grandeur Peak International Stalwarts Fund	100%	100%
Grandeur Peak US Stalwarts Fund	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designate the following as long-term capital gain dividends:

Grandeur Peak Emerging Markets Opportunities Fund	$2,632,461
Grandeur Peak Global Contrarian Fund	1,202,808
Grandeur Peak Global Explorer Fund	0
Grandeur Peak Global Micro Cap Fund	0
Grandeur Peak Global Opportunities Fund	0
Grandeur Peak Global Reach Fund	6,613,965
Grandeur Peak Global Stalwarts Fund	0
Grandeur Peak International Opportunities Fund	3,613,624
Grandeur Peak International Stalwarts Fund	0
Grandeur Peak US Stalwarts Fund	0

Grandeur Peak Funds®	Additional Information
April 30, 2025 (Unaudited) (Continued)

For the fiscal year ended April 30, 2025, the following long-term amounts were utilized as earnings and profits distributed to shareholders on redemptions:

Grandeur Peak Emerging Markets Opportunities Fund	$1,209,411
Grandeur Peak Global Contrarian Fund	1,064,280
Grandeur Peak Global Explorer Fund	0
Grandeur Peak Global Micro Cap Fund	0
Grandeur Peak Global Opportunities Fund	0
Grandeur Peak Global Reach Fund	3,771,443
Grandeur Peak Global Stalwarts Fund	0
Grandeur Peak International Opportunities Fund	968,945
Grandeur Peak International Stalwarts Fund	0
Grandeur Peak US Stalwarts Fund	0

Grandeur Peak Funds®	Additional Information
April 30, 2025 (Unaudited) (Continued)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Not applicable.

FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, upon request, by calling 1-877-314-9006, by visiting the Funds’ website at www.grandeurpeakglobal.com, or by referring to the SEC’s website at http://www.sec.gov.

Grandeur Peak
ELEVATED GLOBAL INVESTING™

Contact Us

Mail: Grandeur Peak Funds, P.O. Box 541150, Omaha, NE 68154

Phone: 1.855.377.PEAK (7325)

E-Mail: grandeurpeak@ultimusfundsolutions.com

Web: www.grandeurpeakglobal.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grandeur Peak Global Trust

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	7/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	7/2/2025

By (Signature and Title)	/s/ Richard Gleason
Richard Gleason, Principal Financial Officer/Treasurer

Date	7/2/2025